UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	4-30-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	APRIL 30, 2014

All Cap Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWGTX	1.29%	16.64%	17.47%	10.98%	11.46%	11/25/83
Russell 3000 Growth Index	—	6.49%	20.72%	19.53%	8.06%	9.86%(2)	—
Institutional Class	ACAJX	1.38%	16.91%	—	—	19.36%	9/30/11
A Class	ACAQX						9/30/11
No sales charge*		1.14%	16.37%	—	—	18.84%
With sales charge*		-4.66%	9.68%	—	—	16.15%
C Class	ACAHX						9/30/11
No sales charge*		0.78%	15.48%	—	—	17.94%
With sales charge*		-0.10%	15.48%	—	—	17.94%
R Class	ACAWX	1.02%	16.09%	—	—	18.54%	9/30/11
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 11/30/83, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Google, Inc.*	5.1%
Gilead Sciences, Inc.	3.4%
Comcast Corp., Class A	3.2%
Apple, Inc.	2.7%
Twenty-First Century Fox, Inc.	2.6%
Facebook, Inc., Class A	2.5%
Canadian Pacific Railway Ltd. New York Shares	2.4%
Electronic Arts, Inc.	2.4%
Costco Wholesale Corp.	2.3%
Schlumberger Ltd.	2.2%
* Includes all classes of the issuer.

Top Five Industries	% of net assets
Internet Software and Services	9.0%
Media	7.5%
Biotechnology	6.2%
Software	5.5%
Specialty Retail	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.5%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,012.90	$4.99	1.00%
Institutional Class	$1,000	$1,013.80	$3.99	0.80%
A Class	$1,000	$1,011.40	$6.23	1.25%
C Class	$1,000	$1,007.80	$9.96	2.00%
R Class	$1,000	$1,010.20	$7.48	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE AND DEFENSE — 1.4%
Precision Castparts Corp.	57,203	$14,477,507
AIRLINES — 0.5%
Spirit Airlines, Inc.(1)	101,000	5,740,840
AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	101,977	7,540,179
BANKS — 2.1%
Bank of America Corp.	636,100	9,630,554
East West Bancorp., Inc.	121,527	4,193,897
SVB Financial Group(1)	79,649	8,497,752
		22,322,203
BEVERAGES — 2.7%
Brown-Forman Corp., Class B	95,198	8,541,165
Constellation Brands, Inc., Class A(1)	213,800	17,069,792
Monster Beverage Corp.(1)	50,100	3,354,696
		28,965,653
BIOTECHNOLOGY — 6.2%
Alexion Pharmaceuticals, Inc.(1)	56,400	8,922,480
Biogen Idec, Inc.(1)	42,100	12,087,752
Gilead Sciences, Inc.(1)	455,191	35,727,942
Regeneron Pharmaceuticals, Inc.(1)	30,409	9,028,128
		65,766,302
BUILDING PRODUCTS — 1.6%
Allegion plc	108,900	5,374,215
Fortune Brands Home & Security, Inc.	155,100	6,180,735
Lennox International, Inc.	61,685	5,171,054
		16,726,004
CAPITAL MARKETS — 2.0%
Charles Schwab Corp. (The)	354,400	9,409,320
Lazard Ltd., Class A	23,259	1,094,336
Morgan Stanley	344,700	10,661,571
		21,165,227
CHEMICALS — 3.5%
FMC Corp.	124,747	9,605,519
Monsanto Co.	198,062	21,925,463
Sherwin-Williams Co. (The)	26,066	5,209,030
		36,740,012
COMMUNICATIONS EQUIPMENT — 1.3%
QUALCOMM, Inc.	172,158	13,550,556
CONSTRUCTION AND ENGINEERING — 1.4%
MasTec, Inc.(1)	193,491	7,658,374
Quanta Services, Inc.(1)	217,784	7,683,419
		15,341,793

7

	Shares	Value
CONSUMER FINANCE — 1.3%
Discover Financial Services	153,880	$8,601,892
Santander Consumer USA Holdings, Inc.(1)	225,833	5,135,442
		13,737,334
DISTRIBUTORS — 1.2%
LKQ Corp.(1)	428,063	12,465,195
ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc.	123,000	15,322,110
ENERGY EQUIPMENT AND SERVICES — 4.1%
Halliburton Co.	305,500	19,267,885
Schlumberger Ltd.	234,900	23,854,095
		43,121,980
FOOD AND STAPLES RETAILING — 3.8%
Costco Wholesale Corp.	214,401	24,801,908
Natural Grocers by Vitamin Cottage, Inc.(1)	89,626	3,190,686
Sprouts Farmers Market, Inc.(1)	226,126	7,229,248
United Natural Foods, Inc.(1)	80,500	5,556,915
		40,778,757
FOOD PRODUCTS — 2.0%
Hain Celestial Group, Inc. (The)(1)	91,166	7,842,099
Mondelez International, Inc., Class A	374,500	13,350,925
		21,193,024
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Teleflex, Inc.	212,337	21,677,484
HEALTH CARE PROVIDERS AND SERVICES — 1.9%
AmerisourceBergen Corp.	123,000	8,017,140
McKesson Corp.	69,400	11,741,786
		19,758,926
HOTELS, RESTAURANTS AND LEISURE — 2.0%
Chipotle Mexican Grill, Inc.(1)	10,800	5,383,800
Noodles & Co.(1)	165,431	5,424,482
Starbucks Corp.	147,569	10,421,323
		21,229,605
HOUSEHOLD DURABLES — 1.0%
Harman International Industries, Inc.	14,400	1,578,384
Mohawk Industries, Inc.(1)	66,900	8,858,229
		10,436,613
INTERNET AND CATALOG RETAIL — 2.4%
Priceline Group, Inc. (The)(1)	16,291	18,860,905
TripAdvisor, Inc.(1)	86,200	6,959,788
		25,820,693
INTERNET SOFTWARE AND SERVICES — 9.0%
CoStar Group, Inc.(1)	69,627	11,202,288
Facebook, Inc., Class A(1)	451,702	27,002,746
Google, Inc., Class A(1)	51,387	27,485,879
Google, Inc., Class C(1)	51,387	27,063,477
LinkedIn Corp., Class A(1)	22,024	3,380,023
		96,134,413

8

	Shares	Value
IT SERVICES — 3.7%
Alliance Data Systems Corp.(1)	86,521	$20,929,430
MasterCard, Inc., Class A	254,530	18,720,681
		39,650,111
LEISURE PRODUCTS — 0.6%
Polaris Industries, Inc.	43,400	5,829,922
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Covance, Inc.(1)	97,718	8,626,545
MACHINERY — 3.8%
Flowserve Corp.	174,098	12,717,859
Middleby Corp.(1)	39,200	9,897,216
Pentair Ltd.	161,729	12,014,847
WABCO Holdings, Inc.(1)	55,200	5,906,952
		40,536,874
MEDIA — 7.5%
Comcast Corp., Class A	667,100	34,529,096
Time Warner, Inc.	165,257	10,982,980
Tribune Co.(1)	85,200	6,624,300
Twenty-First Century Fox, Inc.	866,700	27,751,734
		79,888,110
OIL, GAS AND CONSUMABLE FUELS — 0.7%
Antero Resources Corp.(1)	110,511	7,257,257
PHARMACEUTICALS — 3.9%
Actavis plc(1)	71,900	14,691,327
Johnson & Johnson	170,100	17,229,429
Zoetis, Inc.	316,815	9,586,822
		41,507,578
ROAD AND RAIL — 3.9%
Canadian Pacific Railway Ltd. New York Shares	163,913	25,565,511
Kansas City Southern	118,882	11,992,816
Norfolk Southern Corp.	44,700	4,225,491
		41,783,818
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.2%
ARM Holdings plc	202,096	3,041,965
Avago Technologies Ltd.	82,700	5,251,450
NXP Semiconductor NV(1)	67,600	4,030,312
		12,323,727
SOFTWARE — 5.5%
Electronic Arts, Inc.(1)	896,300	25,365,290
NetSuite, Inc.(1)	51,903	4,012,621
Oracle Corp.	453,600	18,543,168
Splunk, Inc.(1)	40,933	2,233,714
VMware, Inc., Class A(1)	94,500	8,742,195
		58,896,988
SPECIALTY RETAIL — 5.3%
Home Depot, Inc. (The)	153,369	12,194,369
Lowe's Cos., Inc.	466,122	21,399,661
Lumber Liquidators Holdings, Inc.(1)	90,800	7,914,128

9

	Shares	Value
TJX Cos., Inc. (The)	252,254	$14,676,138
		56,184,296
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 2.7%
Apple, Inc.	48,160	28,418,734
TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Kate Spade & Co.(1)	128,300	4,460,991
Michael Kors Holdings Ltd.(1)	91,268	8,323,642
		12,784,633
TOBACCO — 2.0%
Philip Morris International, Inc.	249,602	21,323,499
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
SBA Communications Corp., Class A(1)	109,872	9,862,111
TOTAL COMMON STOCKS (Cost $788,503,089)		1,054,886,613
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $1,098,525), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $1,075,893)		1,075,892
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $880,631), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $860,713)		860,713
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $878,215), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $860,713)		860,713
SSgA U.S. Government Money Market Fund	752,743	752,743
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,550,061)		3,550,061
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $792,053,150)		1,058,436,674
OTHER ASSETS AND LIABILITIES — 0.5%		5,091,823
TOTAL NET ASSETS — 100.0%		$1,063,528,497

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	81,849	USD	137,714	Credit Suisse AG	5/30/14	$450
USD	2,938,318	GBP	1,746,109	Credit Suisse AG	5/30/14	(9,165)
						$(8,715)

Notes to Schedule of Investments
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $792,053,150)	$1,058,436,674
Foreign currency holdings, at value (cost of $56,844)	60,072
Receivable for investments sold	7,262,304
Receivable for capital shares sold	27,977
Unrealized appreciation on forward foreign currency exchange contracts	450
Dividends and interest receivable	283,900
1,066,071,377

Liabilities
Payable for investments purchased	1,289,663
Payable for capital shares redeemed	355,444
Unrealized depreciation on forward foreign currency exchange contracts	9,165
Accrued management fees	880,740
Distribution and service fees payable	7,868
2,542,880

Net Assets	$1,063,528,497

Net Assets Consist of:
Capital (par value and paid-in surplus)	$687,857,687
Accumulated net investment loss	(1,039,627)
Undistributed net realized gain	110,332,333
Net unrealized appreciation	266,378,104
$1,063,528,497

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,043,441,698	33,092,359	$31.53
Institutional Class, $0.01 Par Value	$143,992	4,544	$31.69
A Class, $0.01 Par Value	$8,852,412	282,618	$31.32*
C Class, $0.01 Par Value	$3,548,929	115,618	$30.70
R Class, $0.01 Par Value	$7,541,466	242,394	$31.11
* Maximum offering price $33.23 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $20,791)	$4,552,567
Interest	408
4,552,975
Expenses:
Management fees	5,431,689
Distribution and service fees:
A Class	11,375
C Class	17,895
R Class	17,251
Directors' fees and expenses	16,842
5,495,052

Net investment income (loss)	(942,077)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	109,902,206
Foreign currency transactions	(121,890)
109,780,316

Change in net unrealized appreciation (depreciation) on:
Investments	(94,162,379)
Translation of assets and liabilities in foreign currencies	(104,511)
(94,266,890)

Net realized and unrealized gain (loss)	15,513,426

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,571,349

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$(942,077)	$3,764,116
Net realized gain (loss)	109,780,316	146,001,955
Change in net unrealized appreciation (depreciation)	(94,266,890)	86,441,524
Net increase (decrease) in net assets resulting from operations	14,571,349	236,207,595

Distributions to Shareholders
From net investment income:
Investor Class	—	(2,987,737)
Institutional Class	—	(460)
A Class	—	(23,405)
C Class	—	(653)
R Class	—	(2,856)
From net realized gains:
Investor Class	(135,254,248)	(64,330,394)
Institutional Class	(13,915)	(8,390)
A Class	(1,123,968)	(650,947)
C Class	(454,606)	(145,569)
R Class	(827,562)	(112,134)
Decrease in net assets from distributions	(137,674,299)	(68,262,545)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	87,256,761	(44,384,524)

Net increase (decrease) in net assets	(35,846,189)	123,560,526

Net Assets
Beginning of period	1,099,374,686	975,814,160
End of period	$1,063,528,497	$1,099,374,686

Accumulated net investment loss	$(1,039,627)	$(97,550)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. All Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

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fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $364,805,026 and $420,711,277, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	728,228	$23,924,229	1,333,460	$41,078,263
Issued in reinvestment of distributions	4,246,173	132,055,972	2,273,872	65,874,089
Redeemed	(2,235,609)	(73,283,456)	(4,842,756)	(151,874,064)
	2,738,792	82,696,745	(1,235,424)	(44,921,712)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	1,030	33,240	3,302	101,354
Issued in reinvestment of distributions	446	13,915	305	8,850
Redeemed	(4)	(137)	(2,550)	(81,844)
	1,472	47,018	1,057	28,360
A Class/Shares Authorized	25,000,000		25,000,000
Sold	86,471	2,854,743	150,961	4,648,002
Issued in reinvestment of distributions	36,351	1,123,968	22,308	644,487
Redeemed	(80,341)	(2,605,965)	(306,496)	(10,032,622)
	42,481	1,372,746	(133,227)	(4,740,133)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	24,317	788,846	38,907	1,224,286
Issued in reinvestment of distributions	14,564	442,613	4,234	121,389
Redeemed	(18,240)	(582,435)	(14,351)	(451,908)
	20,641	649,024	28,790	893,767
R Class/Shares Authorized	25,000,000		25,000,000
Sold	80,876	2,637,195	156,475	4,980,335
Issued in reinvestment of distributions	26,921	827,562	3,990	114,990
Redeemed	(30,529)	(973,529)	(23,884)	(740,131)
	77,268	2,491,228	136,581	4,355,194
Net increase (decrease)	2,880,654	$87,256,761	(1,202,223)	$(44,384,524)

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,051,844,648	$3,041,965	—
Temporary Cash Investments	752,743	2,797,318	—
	$1,052,597,391	$5,839,283	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$450	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(9,165)	—

7. Derivative Instruments
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $450 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $9,165 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(114,317) in net realized gain (loss) on foreign currency transactions and $(106,265) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$792,168,948
Gross tax appreciation of investments	$274,495,280
Gross tax depreciation of investments	(8,227,554)
Net tax appreciation (depreciation) of investments	$266,267,726

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$35.63	(0.03)	0.43	0.40	–	(4.50)	(4.50)	$31.53	1.29%	1.00%(4)	(0.16)%(4)	33%	$1,043,442
2013	$30.44	0.12	7.22	7.34	(0.10)	(2.05)	(2.15)	$35.63	25.72%	1.00%	0.38%	60%	$1,081,599
2012	$28.06	0.01	3.08	3.09	–	(0.71)	(0.71)	$30.44	11.40%	1.00%	0.04%	55%	$961,562
2011	$26.07	(0.02)	2.01	1.99	–	–	–	$28.06	7.63%	1.00%	(0.08)%	75%	$935,751
2010	$20.86	(0.05)	5.26	5.21	–	–	–	$26.07	24.98%	1.01%	(0.22)%	88%	$959,447
2009	$19.08	0.03	1.81	1.84	(0.06)	–	(0.06)	$20.86	9.72%	1.00%	0.19%	167%	$837,839
Institutional Class
2014(3)	$35.76	–(5)	0.43	0.43	–	(4.50)	(4.50)	$31.69	1.38%	0.80%(4)	0.04%(4)	33%	$144
2013	$30.50	0.16	7.26	7.42	(0.11)	(2.05)	(2.16)	$35.76	25.98%	0.80%	0.58%	60%	$110
2012	$28.06	0.09	3.06	3.15	–	(0.71)	(0.71)	$30.50	11.62%	0.80%	0.24%	55%	$61
2011(6)	$25.32	(0.01)	2.75	2.74	–	–	–	$28.06	10.82%	0.80%(4)	(0.28)%(4)	75%(7)	$28
A Class
2014(3)	$35.47	(0.07)	0.42	0.35	–	(4.50)	(4.50)	$31.32	1.14%	1.25%(4)	(0.41)%(4)	33%	$8,852
2013	$30.36	0.04	7.19	7.23	(0.07)	(2.05)	(2.12)	$35.47	25.42%	1.25%	0.13%	60%	$8,517
2012	$28.05	(0.02)	3.04	3.02	–	(0.71)	(0.71)	$30.36	11.15%	1.25%	(0.21)%	55%	$11,334
2011(6)	$25.32	(0.02)	2.75	2.73	–	–	–	$28.05	10.78%	1.25%(4)	(0.73)%(4)	75%(7)	$28

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$34.96	(0.19)	0.43	0.24	–	(4.50)	(4.50)	$30.70	0.78%	2.00%(4)	(1.16)%(4)	33%	$3,549
2013	$30.11	(0.20)	7.11	6.91	(0.01)	(2.05)	(2.06)	$34.96	24.45%	2.00%	(0.62)%	60%	$3,321
2012	$28.03	(0.25)	3.04	2.79	–	(0.71)	(0.71)	$30.11	10.32%	2.00%	(0.96)%	55%	$1,993
2011(6)	$25.32	(0.03)	2.74	2.71	–	–	–	$28.03	10.70%	2.00%(4)	(1.48)%(4)	75%(7)	$28
R Class
2014(3)	$35.30	(0.11)	0.42	0.31	–	(4.50)	(4.50)	$31.11	1.02%	1.50%(4)	(0.66)%(4)	33%	$7,541
2013	$30.27	(0.09)	7.22	7.13	(0.05)	(2.05)	(2.10)	$35.30	25.12%	1.50%	(0.12)%	60%	$5,828
2012	$28.04	(0.08)	3.02	2.94	–	(0.71)	(0.71)	$30.27	10.86%	1.50%	(0.46)%	55%	$864
2011(6)	$25.32	(0.02)	2.74	2.72	–	–	–	$28.04	10.74%	1.50%(4)	(0.98)%(4)	75%(7)	$28

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	September 30, 2011 (commencement of sale) through October 31, 2011.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2011.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82268 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Balanced Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWBIX	5.92%	12.21%	13.46%	6.81%	8.23%	10/20/88
Blended index(2)	—	5.74%	11.86%	13.51%	6.81%	9.10%(3)	—
S&P 500 Index	—	8.36%	20.44%	19.13%	7.66%	10.18%(3)	—
Barclays U.S. Aggregate Bond Index	—	1.74%	-0.26%	4.87%	4.82%	6.75%(3)	—
Institutional Class	ABINX	6.02%	12.43%	13.70%	7.03%	5.07%	5/1/00

(1)	Total returns for periods less than one year are not annualized.

(2)
The blended index combines monthly returns of two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays U.S. Aggregate Bond Index.

(3)	Since 10/31/88, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
0.91%	0.71%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

APRIL 30, 2014
Top Ten Common Stocks	% of net assets
Apple, Inc.	2.3%
Johnson & Johnson	1.5%
Microsoft Corp.	1.2%
Pfizer, Inc.	1.2%
AT&T, Inc.	1.2%
Verizon Communications, Inc.	1.1%
Exxon Mobil Corp.	1.1%
Merck & Co., Inc.	1.0%
Oracle Corp.	1.0%
Intel Corp.	0.9%

Top Five Common Stocks Industries	% of net assets
Pharmaceuticals	5.2%
Technology Hardware, Storage and Peripherals	4.0%
Oil, Gas and Consumable Fuels	3.6%
Insurance	3.3%
Aerospace and Defense	3.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	59.6%
U.S. Government Agency Mortgage-Backed Securities	11.6%
U.S. Treasury Securities	11.2%
Corporate Bonds	10.9%
Collateralized Mortgage Obligations	2.2%
Commercial Mortgage-Backed Securities	1.7%
Asset-Backed Securities	0.9%
Sovereign Governments and Agencies	0.6%
Municipal Securities	0.4%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.1)%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.6 years
Average Duration (effective)	4.9 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,059.20	$4.60	0.90%
Institutional Class	$1,000	$1,060.20	$3.58	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
Institutional Class	$1,000	$1,021.32	$3.51	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 59.6%
AEROSPACE AND DEFENSE — 3.1%
Boeing Co. (The)	48,548	$6,263,663
General Dynamics Corp.	30,975	3,390,214
Honeywell International, Inc.	62,755	5,829,940
Lockheed Martin Corp.	10,016	1,644,026
Northrop Grumman Corp.	24,385	2,963,021
Raytheon Co.	56,913	5,434,053
		25,524,917
AIR FREIGHT AND LOGISTICS — 0.4%
United Parcel Service, Inc., Class B	32,316	3,183,126
AIRLINES — 1.0%
Delta Air Lines, Inc.	107,269	3,950,717
Southwest Airlines Co.	182,286	4,405,853
		8,356,570
AUTO COMPONENTS — 1.1%
Delphi Automotive plc	60,742	4,059,995
Gentex Corp.	6,606	189,394
Johnson Controls, Inc.	46,681	2,107,181
Magna International, Inc.	30,890	3,026,911
		9,383,481
BANKS — 2.2%
Bank of America Corp.	320,075	4,845,936
Citigroup, Inc.	149,469	7,161,060
JPMorgan Chase & Co.	52,995	2,966,660
Wells Fargo & Co.	59,091	2,933,277
		17,906,933
BEVERAGES — 0.9%
Coca-Cola Co. (The)	9,727	396,764
Dr Pepper Snapple Group, Inc.	73,411	4,068,438
PepsiCo, Inc.	31,356	2,693,167
		7,158,369
BIOTECHNOLOGY — 1.8%
Amgen, Inc.	52,419	5,857,823
Biogen Idec, Inc.(1)	19,818	5,690,144
Myriad Genetics, Inc.(1)	15,927	672,279
United Therapeutics Corp.(1)	25,968	2,597,060
		14,817,306
CAPITAL MARKETS — 0.8%
Affiliated Managers Group, Inc.(1)	8,828	1,749,710
Financial Engines, Inc.	9,077	401,657
Franklin Resources, Inc.	78,581	4,113,715

	Shares/ Principal Amount	Value
Stifel Financial Corp.(1)	7,734	$361,719
		6,626,801
CHEMICALS — 2.5%
Dow Chemical Co. (The)	125,296	6,252,270
Eastman Chemical Co.	45,718	3,985,238
NewMarket Corp.	2,175	809,796
Olin Corp.	25,092	705,085
PPG Industries, Inc.	13,592	2,631,683
Scotts Miracle-Gro Co. (The), Class A	27,247	1,667,789
Sigma-Aldrich Corp.	23,436	2,254,778
W.R. Grace & Co.(1)	23,829	2,194,651
		20,501,290
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	11,882	652,916
COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	315,978	7,302,252
QUALCOMM, Inc.	97,726	7,692,013
		14,994,265
CONSUMER FINANCE — 0.7%
Cash America International, Inc.	82,474	3,591,743
Portfolio Recovery Associates, Inc.(1)	29,863	1,706,670
		5,298,413
CONTAINERS AND PACKAGING — 0.6%
Packaging Corp. of America	41,382	2,757,283
Silgan Holdings, Inc.	5,796	288,351
Sonoco Products Co.	49,861	2,098,151
		5,143,785
DIVERSIFIED CONSUMER SERVICES†
Graham Holdings Co., Class B	318	213,451
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Berkshire Hathaway, Inc., Class B(1)	20,838	2,684,976
Moody's Corp.	51,893	4,073,601
MSCI, Inc., Class A(1)	60,313	2,445,089
		9,203,666
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	263,883	9,420,623
Verizon Communications, Inc.	194,761	9,101,182
		18,521,805
ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	77,903	5,311,426
Rockwell Automation, Inc.	23,299	2,776,775
		8,088,201
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
TE Connectivity Ltd.	56,012	3,303,588
ENERGY EQUIPMENT AND SERVICES — 1.2%
Baker Hughes, Inc.	80,232	5,608,217

	Shares/ Principal Amount	Value
Nabors Industries Ltd.	17,444	$445,171
RPC, Inc.	51,397	1,142,555
Schlumberger Ltd.	26,557	2,696,863
		9,892,806
FOOD AND STAPLES RETAILING — 0.1%
Walgreen Co.	15,202	1,032,216
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	117,812	5,151,919
Kellogg Co.	67,391	4,503,740
Pilgrim's Pride Corp.(1)	64,263	1,404,789
Tyson Foods, Inc., Class A	101,749	4,270,406
		15,330,854
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Becton Dickinson and Co.	24,847	2,808,456
C.R. Bard, Inc.	15,814	2,171,737
Hill-Rom Holdings, Inc.	11,514	430,163
Medtronic, Inc.	95,411	5,612,075
St. Jude Medical, Inc.	61,806	3,922,827
Stryker Corp.	53,188	4,135,367
		19,080,625
HOTELS, RESTAURANTS AND LEISURE — 0.4%
Bally Technologies, Inc.(1)	25,777	1,678,340
Cracker Barrel Old Country Store, Inc.	2,517	238,461
International Game Technology	119,775	1,503,176
		3,419,977
HOUSEHOLD DURABLES — 0.7%
Newell Rubbermaid, Inc.	64,025	1,927,793
Whirlpool Corp.	25,901	3,972,695
		5,900,488
HOUSEHOLD PRODUCTS — 1.4%
Energizer Holdings, Inc.	38,148	4,260,750
Kimberly-Clark Corp.	45,432	5,099,742
Procter & Gamble Co. (The)	30,380	2,507,869
		11,868,361
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp. (The)	101,833	1,471,487
INDUSTRIAL CONGLOMERATES — 0.8%
Danaher Corp.	36,689	2,692,239
General Electric Co.	147,467	3,965,387
		6,657,626
INSURANCE — 3.3%
Aflac, Inc.	9,674	606,753
American International Group, Inc.	115,033	6,111,703
Amtrust Financial Services, Inc.	69,276	2,678,903
Aspen Insurance Holdings Ltd.	91,000	4,165,980
Everest Re Group Ltd.	10,783	1,704,037

	Shares/ Principal Amount	Value
Hanover Insurance Group, Inc. (The)	7,297	$426,510
MetLife, Inc.	21,725	1,137,304
Old Republic International Corp.	174,882	2,896,046
RenaissanceRe Holdings Ltd.	39,552	4,003,058
Travelers Cos., Inc. (The)	33,422	3,027,365
		26,757,659
INTERNET AND CATALOG RETAIL†
HSN, Inc.	3,776	219,159
INTERNET SOFTWARE AND SERVICES — 1.2%
eBay, Inc.(1)	85,508	4,431,879
Google, Inc., Class A(1)	1,651	883,087
Google, Inc., Class C(1)	8,148	4,291,226
		9,606,192
IT SERVICES — 1.0%
Amdocs Ltd.	17,527	815,531
International Business Machines Corp.	38,642	7,591,994
		8,407,525
LEISURE PRODUCTS — 0.5%
Hasbro, Inc.	73,160	4,042,822
MACHINERY — 1.4%
Caterpillar, Inc.	51,472	5,425,149
Dover Corp.	30,792	2,660,429
Snap-On, Inc.	26,020	3,018,320
		11,103,898
MEDIA — 0.6%
John Wiley & Sons, Inc., Class A	6,301	362,055
Walt Disney Co. (The)	55,594	4,410,828
		4,772,883
MULTI-UTILITIES — 0.2%
Wisconsin Energy Corp.	27,263	1,321,710
MULTILINE RETAIL — 1.4%
Dillard's, Inc., Class A	30,775	3,013,796
Macy's, Inc.	73,372	4,213,754
Target Corp.	75,056	4,634,708
		11,862,258
OIL, GAS AND CONSUMABLE FUELS — 3.6%
Chevron Corp.	23,458	2,944,448
EOG Resources, Inc.	17,049	1,670,802
Exxon Mobil Corp.	86,996	8,909,260
Gran Tierra Energy, Inc.(1)	198,175	1,416,951
Marathon Petroleum Corp.	38,738	3,600,697
Occidental Petroleum Corp.	59,862	5,731,787
Phillips 66	7,929	659,851
Valero Energy Corp.	83,950	4,799,422
		29,733,218

	Shares/ Principal Amount	Value
PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	72,390	$1,106,119
Herbalife Ltd.	25,135	1,507,597
		2,613,716
PHARMACEUTICALS — 5.2%
AbbVie, Inc.	119,019	6,198,509
Eli Lilly & Co.	96,917	5,727,795
Johnson & Johnson	120,934	12,249,405
Merck & Co., Inc.	147,240	8,622,374
Pfizer, Inc.	318,643	9,967,153
		42,765,236
PROFESSIONAL SERVICES — 0.1%
Manpowergroup, Inc.	14,183	1,153,645
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Broadcom Corp., Class A	122,659	3,779,124
Intel Corp.	290,007	7,740,287
Texas Instruments, Inc.	34,816	1,582,387
		13,101,798
SOFTWARE — 2.6%
CA, Inc.	47,294	1,425,441
Microsoft Corp.	251,269	10,151,268
Oracle Corp.	208,221	8,512,074
Synopsys, Inc.(1)	41,988	1,579,589
		21,668,372
SPECIALTY RETAIL — 1.0%
GameStop Corp., Class A	91,492	3,630,403
Guess?, Inc.	19,029	512,070
Home Depot, Inc. (The)	32,060	2,549,091
PetSmart, Inc.	19,450	1,316,376
		8,007,940
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 4.0%
Apple, Inc.	32,690	19,290,042
EMC Corp.	205,085	5,291,193
Hewlett-Packard Co.	175,870	5,814,262
Seagate Technology plc	21,235	1,116,536
Western Digital Corp.	14,581	1,285,024
		32,797,057
TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Deckers Outdoor Corp.(1)	2,878	227,218
Hanesbrands, Inc.	54,982	4,513,472
		4,740,690
THRIFTS AND MORTGAGE FINANCE — 0.1%
EverBank Financial Corp.	29,237	547,317
TOBACCO — 0.1%
Altria Group, Inc.	22,775	913,505
Philip Morris International, Inc.	2,199	187,861
		1,101,366
TOTAL COMMON STOCKS (Cost $379,079,459)		489,857,784

	Shares/ Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.0%
FHLMC, VRN, 1.75%, 5/15/14	$220,109	$222,152
FHLMC, VRN, 1.85%, 5/15/14	552,508	560,021
FHLMC, VRN, 1.97%, 5/15/14	330,340	336,964
FHLMC, VRN, 1.98%, 5/15/14	432,046	439,589
FHLMC, VRN, 2.07%, 5/15/14	733,375	739,260
FHLMC, VRN, 2.26%, 5/15/14	446,836	476,078
FHLMC, VRN, 2.36%, 5/15/14	909,889	903,225
FHLMC, VRN, 2.37%, 5/15/14	958,140	949,115
FHLMC, VRN, 2.375%, 5/15/14	1,285,521	1,370,020
FHLMC, VRN, 2.40%, 5/15/14	198,681	211,926
FHLMC, VRN, 2.56%, 5/15/14	131,580	140,739
FHLMC, VRN, 2.57%, 5/15/14	135,500	141,796
FHLMC, VRN, 2.88%, 5/15/14	208,331	212,910
FHLMC, VRN, 3.23%, 5/15/14	120,810	128,931
FHLMC, VRN, 3.30%, 5/15/14	457,259	475,707
FHLMC, VRN, 3.81%, 5/15/14	228,160	240,460
FHLMC, VRN, 4.05%, 5/15/14	196,257	208,208
FHLMC, VRN, 4.35%, 5/15/14	571,068	589,016
FHLMC, VRN, 4.56%, 5/15/14	541,942	581,224
FHLMC, VRN, 5.125%, 5/15/14	100,677	104,042
FHLMC, VRN, 5.37%, 5/15/14	176,757	183,505
FHLMC, VRN, 5.77%, 5/15/14	346,413	354,852
FHLMC, VRN, 5.94%, 5/15/14	379,980	396,872
FHLMC, VRN, 6.12%, 5/15/14	182,827	190,729
FNMA, VRN, 1.90%, 5/25/14	445,536	474,852
FNMA, VRN, 1.94%, 5/25/14	667,639	712,057
FNMA, VRN, 1.94%, 5/25/14	1,132,916	1,209,364
FNMA, VRN, 1.94%, 5/25/14	878,001	926,312
FNMA, VRN, 1.94%, 5/25/14	504,191	539,451
FNMA, VRN, 2.31%, 5/25/14	58,208	61,893
FNMA, VRN, 2.32%, 5/25/14	413,056	440,098
FNMA, VRN, 2.70%, 5/25/14	422,162	427,389
FNMA, VRN, 3.32%, 5/25/14	209,695	217,046
FNMA, VRN, 3.35%, 5/25/14	148,747	159,992
FNMA, VRN, 3.77%, 5/25/14	317,394	335,438
FNMA, VRN, 3.92%, 5/25/14	269,580	284,790
FNMA, VRN, 3.93%, 5/25/14	97,537	103,736
FNMA, VRN, 5.30%, 5/25/14	225,985	244,192
		16,293,951
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.6%
FHLMC, 4.50%, 1/1/19	288,108	305,429
FHLMC, 6.50%, 1/1/28	31,004	35,342
FHLMC, 5.50%, 12/1/33	283,318	316,812
FHLMC, 5.00%, 7/1/35	2,477,013	2,724,372

	Shares/ Principal Amount	Value
FHLMC, 5.50%, 1/1/38	$350,242	$385,848
FHLMC, 6.00%, 8/1/38	80,623	90,101
FHLMC, 4.00%, 4/1/41	1,121,732	1,179,738
FHLMC, 6.50%, 7/1/47	22,718	24,753
FNMA, 3.00%, 5/12/14(3)	1,750,000	1,705,156
FNMA, 4.50%, 5/1/19	97,745	103,993
FNMA, 4.50%, 5/1/19	258,867	275,292
FNMA, 5.00%, 9/1/20	478,702	509,242
FNMA, 6.50%, 1/1/28	20,504	23,094
FNMA, 6.50%, 1/1/29	42,343	48,137
FNMA, 7.50%, 7/1/29	111,170	126,352
FNMA, 7.50%, 9/1/30	25,184	30,246
FNMA, 6.625%, 11/15/30	2,290,000	3,181,199
FNMA, 5.00%, 7/1/31	1,347,003	1,493,287
FNMA, 6.50%, 9/1/31	28,623	32,240
FNMA, 7.00%, 9/1/31	13,898	15,596
FNMA, 6.50%, 1/1/32	68,218	76,882
FNMA, 6.50%, 8/1/32	47,162	53,281
FNMA, 5.50%, 6/1/33	159,037	177,342
FNMA, 5.50%, 7/1/33	264,110	294,654
FNMA, 5.50%, 8/1/33	456,560	508,558
FNMA, 5.50%, 9/1/33	280,998	313,857
FNMA, 5.00%, 11/1/33	852,827	941,945
FNMA, 5.00%, 4/1/35	1,245,189	1,371,991
FNMA, 4.50%, 9/1/35	601,195	646,846
FNMA, 5.00%, 2/1/36	808,458	890,032
FNMA, 5.50%, 4/1/36	314,375	349,522
FNMA, 5.50%, 5/1/36	606,540	673,967
FNMA, 5.00%, 11/1/36	2,104,027	2,313,104
FNMA, 5.50%, 2/1/37	162,702	180,079
FNMA, 6.00%, 7/1/37	1,264,113	1,410,161
FNMA, 6.50%, 8/1/37	225,143	245,597
FNMA, 5.50%, 7/1/39	1,046,621	1,163,537
FNMA, 5.00%, 4/1/40	2,152,255	2,369,443
FNMA, 5.00%, 6/1/40	1,887,109	2,073,480
FNMA, 4.50%, 8/1/40	2,760,469	2,969,145
FNMA, 4.50%, 9/1/40	4,329,140	4,673,849
FNMA, 3.50%, 1/1/41	2,305,249	2,342,353
FNMA, 4.00%, 1/1/41	1,757,307	1,850,197
FNMA, 4.50%, 1/1/41	1,468,435	1,580,949
FNMA, 4.50%, 2/1/41	1,038,127	1,117,049
FNMA, 4.00%, 5/1/41	2,316,517	2,432,595
FNMA, 4.50%, 7/1/41	793,889	857,150
FNMA, 4.50%, 9/1/41	889,083	956,060
FNMA, 4.50%, 9/1/41	3,527,432	3,791,436
FNMA, 4.00%, 12/1/41	1,911,861	2,009,587

	Shares/ Principal Amount	Value
FNMA, 4.00%, 1/1/42	$1,633,039	$1,714,864
FNMA, 4.00%, 1/1/42	1,131,596	1,186,815
FNMA, 4.00%, 3/1/42	1,555,085	1,633,072
FNMA, 3.50%, 5/1/42	2,904,405	2,951,886
FNMA, 3.50%, 6/1/42	910,439	926,036
FNMA, 3.50%, 9/1/42	2,916,891	2,968,691
FNMA, 3.00%, 11/1/42	2,077,287	2,029,410
FNMA, 6.50%, 8/1/47	38,285	41,948
FNMA, 6.50%, 8/1/47	43,445	47,645
FNMA, 6.50%, 9/1/47	128,639	140,791
FNMA, 6.50%, 9/1/47	4,900	5,366
FNMA, 6.50%, 9/1/47	16,566	18,143
FNMA, 6.50%, 9/1/47	50,965	55,759
FNMA, 6.50%, 9/1/47	6,431	7,029
GNMA, 7.00%, 4/20/26	73,689	86,192
GNMA, 7.50%, 8/15/26	41,413	48,285
GNMA, 7.00%, 2/15/28	13,537	13,848
GNMA, 7.50%, 2/15/28	16,936	17,457
GNMA, 7.00%, 12/15/28	22,781	23,873
GNMA, 7.00%, 5/15/31	84,456	99,937
GNMA, 5.50%, 11/15/32	300,354	334,384
GNMA, 4.00%, 1/20/41	1,922,835	2,039,061
GNMA, 4.50%, 5/20/41	1,159,697	1,259,440
GNMA, 4.50%, 6/15/41	937,036	1,020,635
GNMA, 4.00%, 12/15/41	1,862,007	1,977,088
GNMA, 3.50%, 6/20/42	2,041,228	2,103,196
GNMA, 3.50%, 7/20/42	994,829	1,025,030
GNMA, 4.50%, 11/20/43	1,922,517	2,086,934
		79,103,692
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $94,066,010)		95,397,643
U.S. TREASURY SECURITIES — 11.2%
U.S. Treasury Bonds, 5.50%, 8/15/28	420,000	541,997
U.S. Treasury Bonds, 5.25%, 2/15/29	489,000	617,515
U.S. Treasury Bonds, 5.375%, 2/15/31	2,900,000	3,746,664
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,345,624
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,174,906
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,417,968
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	1,896,430
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	267,094
U.S. Treasury Notes, 0.50%, 8/15/14	3,000,000	3,003,927
U.S. Treasury Notes, 0.50%, 10/15/14	2,000,000	2,004,062
U.S. Treasury Notes, 0.25%, 5/31/15	5,000,000	5,007,325
U.S. Treasury Notes, 0.375%, 11/15/15(4)	1,200,000	1,202,672
U.S. Treasury Notes, 1.375%, 11/30/15	1,750,000	1,781,378
U.S. Treasury Notes, 2.125%, 12/31/15	8,750,000	9,018,651
U.S. Treasury Notes, 0.375%, 1/15/16	6,200,000	6,208,475

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 0.50%, 6/15/16	$3,000,000	$3,002,226
U.S. Treasury Notes, 0.625%, 12/15/16	7,300,000	7,284,604
U.S. Treasury Notes, 0.50%, 7/31/17	500,000	491,953
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,480,899
U.S. Treasury Notes, 1.875%, 10/31/17	3,300,000	3,386,368
U.S. Treasury Notes, 0.875%, 1/31/18	4,500,000	4,441,639
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	919,433
U.S. Treasury Notes, 1.375%, 7/31/18	14,430,000	14,395,613
U.S. Treasury Notes, 1.375%, 9/30/18	2,500,000	2,486,425
U.S. Treasury Notes, 1.25%, 10/31/18	7,400,000	7,309,232
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,056,529
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	198,516
U.S. Treasury Notes, 1.75%, 5/15/23	2,300,000	2,145,019
TOTAL U.S. TREASURY SECURITIES (Cost $91,821,242)		91,833,144
CORPORATE BONDS — 10.9%
AEROSPACE AND DEFENSE — 0.2%
L-3 Communications Corp., 4.75%, 7/15/20	220,000	236,977
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	275,593
Raytheon Co., 2.50%, 12/15/22	210,000	198,884
United Technologies Corp., 6.05%, 6/1/36	250,000	316,756
United Technologies Corp., 5.70%, 4/15/40	120,000	146,654
United Technologies Corp., 4.50%, 6/1/42	30,000	31,299
		1,206,163
AUTOMOBILES — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(5)	70,000	70,277
American Honda Finance Corp., 2.125%, 10/10/18	150,000	151,817
Daimler Finance North America LLC, 1.30%, 7/31/15(5)	200,000	201,946
Daimler Finance North America LLC, 2.625%, 9/15/16(5)	210,000	217,595
Ford Motor Co., 4.75%, 1/15/43	70,000	69,295
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	250,000	277,768
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	190,958
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	510,639
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(5)	150,000	155,625
		1,845,920
BANKS — 1.3%
Bank of America Corp., 4.50%, 4/1/15	260,000	269,168
Bank of America Corp., 3.75%, 7/12/16	400,000	422,568
Bank of America Corp., 6.50%, 8/1/16	480,000	535,802
Bank of America Corp., 5.75%, 12/1/17	360,000	407,663
Bank of America Corp., 5.625%, 7/1/20	110,000	125,856
Bank of America Corp., 5.70%, 1/24/22	220,000	252,189
Bank of America Corp., 4.10%, 7/24/23	70,000	71,627
Bank of America Corp., MTN, 4.00%, 4/1/24	90,000	90,597
Bank of America Corp., MTN, 5.00%, 1/21/44	60,000	62,228
Bank of America N.A., 5.30%, 3/15/17	870,000	958,921

	Shares/ Principal Amount	Value
Bank of Nova Scotia, 2.55%, 1/12/17	$150,000	$156,030
Barclays Bank plc, 5.14%, 10/14/20	200,000	215,668
BB&T Corp., MTN, 3.20%, 3/15/16	170,000	177,262
BB&T Corp., MTN, 2.05%, 6/19/18	100,000	100,506
Capital One Financial Corp., 1.00%, 11/6/15	90,000	90,242
Citigroup, Inc., 4.45%, 1/10/17	100,000	108,082
Citigroup, Inc., 5.50%, 2/15/17	90,000	99,397
Citigroup, Inc., 1.75%, 5/1/18	710,000	701,641
Citigroup, Inc., 4.50%, 1/14/22	560,000	599,474
Citigroup, Inc., 4.05%, 7/30/22	70,000	70,838
Citigroup, Inc., 3.875%, 10/25/23	210,000	210,276
Citigroup, Inc., 6.68%, 9/13/43	80,000	96,079
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	430,000	450,443
Fifth Third Bancorp, 4.30%, 1/16/24	110,000	113,240
HBOS plc, MTN, 6.75%, 5/21/18(5)	100,000	114,083
JPMorgan Chase & Co., 6.00%, 1/15/18	520,000	596,524
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	504,579
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	217,684
JPMorgan Chase & Co., 3.875%, 2/1/24	150,000	152,392
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	275,442
KeyCorp, MTN, 2.30%, 12/13/18	220,000	221,140
KFW, 2.00%, 6/1/16	260,000	267,914
KFW, 2.00%, 10/4/22	300,000	283,991
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	230,000	245,537
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	250,000	266,119
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	52,557
U.S. Bancorp, 3.44%, 2/1/16	120,000	125,061
U.S. Bancorp, MTN, 3.00%, 3/15/22	110,000	109,782
U.S. Bancorp, MTN, 2.95%, 7/15/22	60,000	58,173
Wells Fargo & Co., 3.68%, 6/15/16	140,000	148,414
Wells Fargo & Co., 5.625%, 12/11/17	20,000	22,851
Wells Fargo & Co., 4.125%, 8/15/23	200,000	204,276
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,519
Wells Fargo & Co., MTN, 4.60%, 4/1/21	450,000	499,092
		10,771,927
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	510,000	633,531
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	460,000	436,999
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	184,597
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	60,000	62,127
Pernod-Ricard SA, 2.95%, 1/15/17(5)	180,000	187,454
SABMiller Holdings, Inc., 3.75%, 1/15/22(5)	400,000	413,556
		1,918,264
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	180,000	184,565
Amgen, Inc., 4.10%, 6/15/21	100,000	106,916

	Shares/ Principal Amount	Value
Amgen, Inc., 5.375%, 5/15/43	$250,000	$273,248
Celgene Corp., 3.25%, 8/15/22	110,000	108,594
Gilead Sciences, Inc., 4.40%, 12/1/21	220,000	240,446
		913,769
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	145,836
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	370,000	428,295
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	120,489
		694,620
CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22	210,000	208,425
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	113,226
Dow Chemical Co. (The), 4.25%, 11/15/20	100,000	107,213
Eastman Chemical Co., 2.40%, 6/1/17	50,000	51,151
Eastman Chemical Co., 3.60%, 8/15/22	198,000	199,814
Ecolab, Inc., 4.35%, 12/8/21	250,000	272,434
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	224,414
Mosaic Co. (The), 4.25%, 11/15/23	140,000	145,129
Mosaic Co. (The), 5.625%, 11/15/43	120,000	132,805
		1,454,611
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	180,000	185,400
Covanta Holding Corp., 5.875%, 3/1/24	150,000	153,768
Pitney Bowes, Inc., 4.625%, 3/15/24	160,000	161,194
Republic Services, Inc., 3.55%, 6/1/22	220,000	222,803
		723,165
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18	160,000	156,367
Apple, Inc., 2.85%, 5/6/21(6)	180,000	181,032
Apple, Inc., 2.40%, 5/3/23	240,000	224,591
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	260,000	255,567
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	158,010
		975,567
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22	160,000	159,786
CONSUMER FINANCE — 0.4%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	287,044
American Express Co., 1.55%, 5/22/18	220,000	218,382
American Express Credit Corp., 1.30%, 7/29/16	180,000	181,750
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	247,308
CIT Group, Inc., 4.25%, 8/15/17	470,000	493,500
CIT Group, Inc., 5.00%, 8/15/22	90,000	92,363
Discover Bank, 2.00%, 2/21/18	250,000	250,371
Equifax, Inc., 3.30%, 12/15/22	140,000	135,918
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20(5)	420,000	434,700

	Shares/ Principal Amount	Value
John Deere Capital Corp., MTN, 3.15%, 10/15/21	$100,000	$101,607
PNC Bank N.A., 6.00%, 12/7/17	290,000	332,484
		2,775,427
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20	120,000	129,300
Ball Corp., 4.00%, 11/15/23	180,000	167,850
Rock-Tenn Co., 3.50%, 3/1/20	140,000	143,643
Rock-Tenn Co., 4.00%, 3/1/23	240,000	244,394
		685,187
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	45,000	44,175
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	104,436
Johns Hopkins University, 4.08%, 7/1/53	45,000	42,872
		191,483
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Ally Financial, Inc., 2.75%, 1/30/17	240,000	243,600
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	191,988
General Electric Capital Corp., 5.30%, 2/11/21	40,000	45,311
General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	433,492
General Electric Capital Corp., MTN, 5.625%, 9/15/17	490,000	556,372
General Electric Capital Corp., MTN, 6.00%, 8/7/19	870,000	1,027,565
General Electric Capital Corp., MTN, 4.65%, 10/17/21	120,000	132,976
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	330,000	334,061
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	530,000	542,905
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	525,506
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	300,000	301,487
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	130,000	149,831
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	110,000	123,571
HSBC Holdings plc, 5.10%, 4/5/21	230,000	259,072
HSBC Holdings plc, 4.00%, 3/30/22	90,000	94,745
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17(5)	150,000	151,500
Morgan Stanley, 5.75%, 1/25/21	100,000	114,864
Morgan Stanley, 5.00%, 11/24/25	540,000	561,231
Morgan Stanley, MTN, 6.625%, 4/1/18	690,000	805,654
Morgan Stanley, MTN, 5.625%, 9/23/19	280,000	319,581
Societe Generale SA, 5.00%, 1/17/24(5)	200,000	202,314
UBS AG (Stamford Branch), 5.875%, 12/20/17	321,000	367,445
		7,485,071
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc., 2.625%, 12/1/22	290,000	274,272
AT&T, Inc., 6.55%, 2/15/39	287,000	345,843
AT&T, Inc., 4.30%, 12/15/42	130,000	117,603
British Telecommunications plc, 5.95%, 1/15/18	270,000	309,095
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	152,250
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(5)	250,000	256,742
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	249,497

	Shares/ Principal Amount	Value
Frontier Communications Corp., 8.25%, 4/15/17	$160,000	$187,000
Orange SA, 4.125%, 9/14/21	210,000	221,256
Telecom Italia Capital SA, 7.00%, 6/4/18	240,000	275,700
Telecom Italia Capital SA, 6.00%, 9/30/34	120,000	116,400
Telefonica Emisiones SAU, 5.88%, 7/15/19	160,000	183,941
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	112,884
Verizon Communications, Inc., 3.65%, 9/14/18	480,000	512,913
Verizon Communications, Inc., 4.50%, 9/15/20	130,000	141,850
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	386,384
Verizon Communications, Inc., 6.40%, 9/15/33	290,000	350,342
Verizon Communications, Inc., 5.05%, 3/15/34	280,000	294,230
Verizon Communications, Inc., 7.35%, 4/1/39	140,000	184,262
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	148,303
Verizon Communications, Inc., 6.55%, 9/15/43	250,000	309,091
Windstream Corp., 7.875%, 11/1/17	60,000	69,225
		5,199,083
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	228,000
Jabil Circuit, Inc., 5.625%, 12/15/20	50,000	53,125
		281,125
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	120,000	125,421
Ensco plc, 4.70%, 3/15/21	270,000	292,027
Schlumberger Investment SA, 3.65%, 12/1/23	170,000	174,030
Transocean, Inc., 5.05%, 12/15/16	40,000	43,548
Transocean, Inc., 2.50%, 10/15/17	140,000	142,512
Transocean, Inc., 6.50%, 11/15/20	100,000	113,140
Transocean, Inc., 6.375%, 12/15/21	50,000	56,574
Weatherford International Ltd., 4.50%, 4/15/22	130,000	137,284
		1,084,536
FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 2.75%, 12/1/22	170,000	162,720
Delhaize Group SA, 4.125%, 4/10/19	125,000	129,892
Delhaize Group SA, 5.70%, 10/1/40	90,000	93,322
Kroger Co. (The), 6.40%, 8/15/17	200,000	230,333
Kroger Co. (The), 3.30%, 1/15/21	190,000	192,445
Wal-Mart Stores, Inc., 2.55%, 4/11/23	50,000	47,686
Wal-Mart Stores, Inc., 5.875%, 4/5/27	468,000	573,481
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	131,639
Walgreen Co., 1.80%, 9/15/17	90,000	91,034
Walgreen Co., 3.10%, 9/15/22	240,000	233,458
		1,886,010
FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	200,000	214,270
Kraft Foods Group, Inc., 6.125%, 8/23/18	81,000	94,848
Kraft Foods Group, Inc., 5.00%, 6/4/42	220,000	234,340

	Shares/ Principal Amount	Value
Mondelez International, Inc., 4.00%, 2/1/24	$140,000	$143,578
Mondelez International, Inc., 6.50%, 2/9/40	97,000	123,866
Tyson Foods, Inc., 4.50%, 6/15/22	170,000	180,178
		991,080
GAS UTILITIES — 0.6%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	330,000	353,100
El Paso Corp., 7.25%, 6/1/18	150,000	171,714
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	210,000	245,194
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	150,959
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	109,439
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	173,625
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	209,184
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	155,794
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	209,354
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	154,930
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	347,465
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	153,684
Enterprise Products Operating LLC, 5.10%, 2/15/45	120,000	127,004
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	158,681
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	170,000	171,190
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	170,000	197,853
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	178,700
Magellan Midstream Partners LP, 5.15%, 10/15/43	190,000	204,559
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	60,000	65,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	90,000	97,650
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	150,000	147,000
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	310,000	317,254
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	222,286
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(5)	210,000	197,400
TransCanada PipeLines Ltd., 2.50%, 8/1/22	200,000	189,673
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	46,232
Williams Partners LP, 4.125%, 11/15/20	200,000	209,870
Williams Partners LP, 5.40%, 3/4/44	240,000	253,445
		5,218,639
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	80,000	78,396
Medtronic, Inc., 2.75%, 4/1/23	200,000	192,045
		270,441
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	130,000	125,021
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	150,000	158,063
Express Scripts Holding Co., 2.65%, 2/15/17	510,000	529,449

	Shares/ Principal Amount	Value
Express Scripts Holding Co., 7.25%, 6/15/19	$170,000	$206,609
HCA, Inc., 3.75%, 3/15/19	310,000	313,100
HCA, Inc., 7.25%, 9/15/20	150,000	162,188
NYU Hospitals Center, 4.43%, 7/1/42	90,000	83,730
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	125,217
UnitedHealth Group, Inc., 4.25%, 3/15/43	120,000	116,597
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	180,000
WellPoint, Inc., 3.125%, 5/15/22	100,000	98,025
WellPoint, Inc., 3.30%, 1/15/23	70,000	68,554
		2,166,553
HOTELS, RESTAURANTS AND LEISURE†
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	164,000
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	113,998
		277,998
HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	270,000	275,062
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	117,150
Lennar Corp., 4.75%, 12/15/17	210,000	223,125
Lennar Corp., 4.50%, 6/15/19	160,000	162,200
MDC Holdings, Inc., 5.50%, 1/15/24	140,000	144,465
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	114,500
		1,036,502
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(5)	80,000	81,800
General Electric Co., 5.25%, 12/6/17	230,000	260,358
General Electric Co., 2.70%, 10/9/22	210,000	205,518
General Electric Co., 4.125%, 10/9/42	130,000	127,442
		675,118
INSURANCE — 0.5%
Allstate Corp. (The), 4.50%, 6/15/43	80,000	81,905
Allstate Corp. (The), VRN, 5.75%, 8/15/23	90,000	96,469
American International Group, Inc., 6.40%, 12/15/20	220,000	265,881
American International Group, Inc., 4.875%, 6/1/22	330,000	367,597
American International Group, Inc., MTN, 5.85%, 1/16/18	210,000	239,887
American International Group, Inc., VRN, 8.18%, 5/15/38	80,000	107,400
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	153,670
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	90,000	89,947
Berkshire Hathaway, Inc., 4.50%, 2/11/43	220,000	221,952
Genworth Holdings, Inc., 7.20%, 2/15/21	70,000	85,228
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	220,000	247,393
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	50,000	59,231
Liberty Mutual Group, Inc., 4.95%, 5/1/22(5)	60,000	64,809
Liberty Mutual Group, Inc., 6.50%, 5/1/42(5)	70,000	85,307
Lincoln National Corp., 6.25%, 2/15/20	160,000	188,233
Markel Corp., 4.90%, 7/1/22	190,000	206,081
Markel Corp., 3.625%, 3/30/23	100,000	98,998

	Shares/ Principal Amount	Value
MetLife, Inc., 1.76%, 12/15/17	$90,000	$90,845
MetLife, Inc., 4.125%, 8/13/42	110,000	105,390
MetLife, Inc., 4.875%, 11/13/43	50,000	53,176
Metropolitan Life Global Funding I, 3.00%, 1/10/23(5)	200,000	194,278
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	69,150
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	120,000	148,493
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	70,000	79,999
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	220,000	254,873
Travelers Cos., Inc. (The), 4.60%, 8/1/43	100,000	104,368
Voya Financial, Inc., 5.50%, 7/15/22	180,000	204,235
Voya Financial, Inc., 5.70%, 7/15/43	160,000	185,692
WR Berkley Corp., 4.625%, 3/15/22	130,000	137,422
		4,287,909
INTERNET SOFTWARE AND SERVICES†
Netflix, Inc., 5.375%, 2/1/21	90,000	94,050
Netflix, Inc., 5.75%, 3/1/24(5)	40,000	41,600
		135,650
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	104,939
Fidelity National Information Services, Inc., 3.50%, 4/15/23	110,000	106,475
International Business Machines Corp., 1.95%, 7/22/16	410,000	421,518
Xerox Corp., 2.95%, 3/15/17	80,000	83,537
		716,469
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	155,163
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	188,083
		343,246
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	216,279
Deere & Co., 5.375%, 10/16/29	200,000	234,540
Oshkosh Corp., 5.375%, 3/1/22(5)	290,000	297,975
		748,794
MEDIA — 0.6%
21st Century Fox America, Inc., 3.00%, 9/15/22	140,000	136,368
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	191,787
CBS Corp., 4.85%, 7/1/42	60,000	59,408
Comcast Corp., 5.90%, 3/15/16	339,000	371,340
Comcast Corp., 6.40%, 5/15/38	310,000	388,278
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	250,000	271,179
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	200,000	203,225
Discovery Communications LLC, 5.625%, 8/15/19	90,000	103,299
Discovery Communications LLC, 3.25%, 4/1/23	100,000	97,439
DISH DBS Corp., 7.125%, 2/1/16	50,000	54,750
Gannett Co., Inc., 5.125%, 7/15/20(5)	210,000	218,400

	Shares/ Principal Amount	Value
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	$160,000	$162,607
Lamar Media Corp., 5.375%, 1/15/24(5)	180,000	187,425
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	102,866
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	415,383
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	117,074
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	50,265
Qwest Corp., 7.50%, 10/1/14	200,000	205,168
SBA Telecommunications, Inc., 8.25%, 8/15/19	78,000	82,709
Time Warner Cable, Inc., 6.75%, 7/1/18	130,000	154,165
Time Warner Cable, Inc., 5.50%, 9/1/41	70,000	77,470
Time Warner Cable, Inc., 4.50%, 9/15/42	160,000	155,136
Time Warner, Inc., 4.70%, 1/15/21	140,000	153,725
Time Warner, Inc., 7.70%, 5/1/32	200,000	275,770
Time Warner, Inc., 5.375%, 10/15/41	100,000	108,964
Time Warner, Inc., 5.35%, 12/15/43	120,000	131,687
Viacom, Inc., 4.50%, 3/1/21	110,000	119,061
Viacom, Inc., 3.125%, 6/15/22	190,000	185,420
Virgin Media Secured Finance plc, 6.50%, 1/15/18	200,000	207,130
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	122,537
		5,110,035
METALS AND MINING — 0.2%
ArcelorMittal, 5.75%, 8/5/20	120,000	127,800
Barrick Gold Corp., 4.10%, 5/1/23	140,000	136,521
Barrick North America Finance LLC, 4.40%, 5/30/21	230,000	233,794
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	71,045
Newmont Mining Corp., 6.25%, 10/1/39	120,000	121,297
Southern Copper Corp., 5.25%, 11/8/42	60,000	53,968
Steel Dynamics, Inc., 6.125%, 8/15/19	157,000	172,307
Steel Dynamics, Inc., 7.625%, 3/15/20	140,000	152,250
Teck Resources Ltd., 3.15%, 1/15/17	110,000	114,689
Vale Overseas Ltd., 5.625%, 9/15/19	310,000	348,077
Vale Overseas Ltd., 4.625%, 9/15/20	260,000	275,505
Xstrata Canada Financial Corp., 4.95%, 11/15/21(5)	110,000	115,579
		1,922,832
MULTI-UTILITIES — 0.7%
Calpine Corp., 7.875%, 7/31/20(5)	270,000	297,338
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	62,677
CMS Energy Corp., 4.25%, 9/30/15	160,000	167,593
CMS Energy Corp., 8.75%, 6/15/19	180,000	230,973
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	141,019
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	88,634
Consumers Energy Co., 2.85%, 5/15/22	50,000	49,439
Consumers Energy Co., 3.375%, 8/15/23	50,000	50,583
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	223,005
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	202,389
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	136,331

	Shares/ Principal Amount	Value
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	$120,000	$130,500
DPL, Inc., 6.50%, 10/15/16	250,000	271,250
Duke Energy Corp., 1.625%, 8/15/17	150,000	151,469
Duke Energy Corp., 3.55%, 9/15/21	90,000	93,377
Duke Energy Florida, Inc., 6.35%, 9/15/37	110,000	143,515
Edison International, 3.75%, 9/15/17	130,000	138,763
Exelon Generation Co. LLC, 5.20%, 10/1/19	150,000	168,267
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	123,076
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	75,581
FirstEnergy Corp., 2.75%, 3/15/18	135,000	135,990
FirstEnergy Corp., 4.25%, 3/15/23	260,000	255,875
Florida Power Corp., 3.85%, 11/15/42	220,000	206,754
Georgia Power Co., 4.30%, 3/15/42	70,000	69,606
Ipalco Enterprises, Inc., 5.00%, 5/1/18	230,000	246,100
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	100,000	100,751
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	232,222
Nisource Finance Corp., 4.45%, 12/1/21	70,000	74,598
Nisource Finance Corp., 5.65%, 2/1/45	100,000	110,662
PacifiCorp, 6.00%, 1/15/39	110,000	138,375
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	122,720
Progress Energy, Inc., 3.15%, 4/1/22	90,000	89,635
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	54,569
Sempra Energy, 6.50%, 6/1/16	200,000	221,893
Sempra Energy, 2.875%, 10/1/22	200,000	193,398
Southern Power Co., 5.15%, 9/15/41	40,000	43,306
Virginia Electric and Power Co., 3.45%, 2/15/24	160,000	161,876
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	52,876
		5,456,985
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	180,000	187,166
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	110,000	115,433
Target Corp., 4.00%, 7/1/42	220,000	207,740
		510,339
OIL, GAS AND CONSUMABLE FUELS — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	90,000	96,750
Anadarko Petroleum Corp., 5.95%, 9/15/16	80,000	89,218
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	136,198
Apache Corp., 4.75%, 4/15/43	90,000	93,224
BP Capital Markets plc, 4.50%, 10/1/20	100,000	110,404
BP Capital Markets plc, 2.75%, 5/10/23	100,000	95,003
Chesapeake Energy Corp., 4.875%, 4/15/22	220,000	220,550
Chevron Corp., 2.43%, 6/24/20	80,000	80,485
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	290,000	290,510
Concho Resources, Inc., 7.00%, 1/15/21	330,000	367,950
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	53,782
Continental Resources, Inc., 5.00%, 9/15/22	240,000	254,100

	Shares/ Principal Amount	Value
Denbury Resources, Inc., 4.625%, 7/15/23	$210,000	$200,813
Devon Energy Corp., 1.875%, 5/15/17	60,000	61,014
Devon Energy Corp., 5.60%, 7/15/41	140,000	158,239
EOG Resources, Inc., 5.625%, 6/1/19	150,000	173,755
EOG Resources, Inc., 4.10%, 2/1/21	130,000	140,656
Hess Corp., 6.00%, 1/15/40	90,000	104,450
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	219,691
Newfield Exploration Co., 6.875%, 2/1/20	200,000	214,000
Noble Energy, Inc., 4.15%, 12/15/21	290,000	309,924
Peabody Energy Corp., 7.375%, 11/1/16	40,000	45,100
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	56,250
Petro-Canada, 6.80%, 5/15/38	200,000	261,663
Petrobras Global Finance BV, 5.625%, 5/20/43	130,000	114,812
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	200,000	212,171
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	318,930
Petroleos Mexicanos, 3.125%, 1/23/19(5)	70,000	71,838
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	135,750
Petroleos Mexicanos, 4.875%, 1/24/22	120,000	126,270
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	57,000
Petroleos Mexicanos, 5.50%, 6/27/44	50,000	49,250
Phillips 66, 4.30%, 4/1/22	250,000	267,657
Pioneer Natural Resources Co., 3.95%, 7/15/22	90,000	92,925
Plains Exploration & Production Co., 6.875%, 2/15/23	150,000	168,750
Range Resources Corp., 6.75%, 8/1/20	150,000	162,375
Shell International Finance BV, 2.375%, 8/21/22	130,000	123,902
Shell International Finance BV, 3.625%, 8/21/42	140,000	126,854
Shell International Finance BV, 4.55%, 8/12/43	130,000	135,937
Statoil ASA, 2.45%, 1/17/23	190,000	179,969
Statoil ASA, 3.95%, 5/15/43	50,000	47,314
Statoil ASA, 4.80%, 11/8/43	100,000	108,938
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	110,000	117,975
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 8/1/21	150,000	165,750
Talisman Energy, Inc., 7.75%, 6/1/19	95,000	116,188
Tesoro Corp., 5.375%, 10/1/22	100,000	104,250
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	114,816
Total Capital SA, 2.125%, 8/10/18	140,000	142,384
		7,095,734
PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 4.40%, 4/1/22	120,000	120,558
Georgia-Pacific LLC, 5.40%, 11/1/20(5)	350,000	398,997
International Paper Co., 6.00%, 11/15/41	130,000	152,716
		672,271
PHARMACEUTICALS — 0.3%
AbbVie, Inc., 1.75%, 11/6/17	300,000	302,053
AbbVie, Inc., 2.90%, 11/6/22	100,000	97,577

	Shares/ Principal Amount	Value
Actavis, Inc., 1.875%, 10/1/17	$220,000	$222,080
Actavis, Inc., 3.25%, 10/1/22	200,000	194,134
Actavis, Inc., 4.625%, 10/1/42	60,000	58,518
Bristol-Myers Squibb Co., 3.25%, 8/1/42	80,000	65,828
Forest Laboratories, Inc., 4.875%, 2/15/21(5)	270,000	288,225
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	245,804
Merck & Co., Inc., 2.40%, 9/15/22	100,000	94,748
Merck & Co., Inc., 3.60%, 9/15/42	140,000	125,405
Mylan, Inc., 5.40%, 11/29/43	50,000	53,813
Roche Holdings, Inc., 6.00%, 3/1/19(5)	317,000	373,742
Roche Holdings, Inc., 7.00%, 3/1/39(5)	70,000	98,190
Sanofi, 4.00%, 3/29/21	95,000	102,550
		2,322,667
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	140,347
American Tower Corp., 4.70%, 3/15/22	120,000	126,124
DDR Corp., 4.75%, 4/15/18	230,000	250,142
Essex Portfolio LP, 3.625%, 8/15/22	150,000	148,900
Essex Portfolio LP, 3.375%, 1/15/23(5)	60,000	57,745
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,003
HCP, Inc., 3.75%, 2/1/16	200,000	210,169
Health Care REIT, Inc., 2.25%, 3/15/18	50,000	50,631
Health Care REIT, Inc., 3.75%, 3/15/23	130,000	130,013
Hospitality Properties Trust, 4.65%, 3/15/24	350,000	352,700
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98,449
Kilroy Realty LP, 3.80%, 1/15/23	190,000	187,937
Reckson Operating Partnership LP, 6.00%, 3/31/16	125,000	135,187
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	180,568
Simon Property Group LP, 5.75%, 12/1/15	160,000	170,927
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	95,000	98,530
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	100,000	106,899
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	120,000	130,568
		2,623,839
ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	184,217
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	64,474
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	216,659
CSX Corp., 4.25%, 6/1/21	150,000	162,182
CSX Corp., 3.70%, 11/1/23	180,000	182,567
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	45,593
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	202,633
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(5)	40,000	40,740
Union Pacific Corp., 4.00%, 2/1/21	100,000	108,097
Union Pacific Corp., 4.75%, 9/15/41	150,000	158,837
		1,365,999

	Shares/ Principal Amount	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17	$140,000	$139,908
SOFTWARE — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(5)	150,000	160,312
Intuit, Inc., 5.75%, 3/15/17	254,000	284,660
Oracle Corp., 2.50%, 10/15/22	260,000	248,520
Oracle Corp., 3.625%, 7/15/23	280,000	286,750
		980,242
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	443,892
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	227,000	249,417
United Rentals North America, Inc., 5.75%, 7/15/18	310,000	333,250
		1,026,559
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.1%
Dell, Inc., 2.30%, 9/10/15	90,000	91,013
Dell, Inc., 3.10%, 4/1/16	40,000	41,000
Hewlett-Packard Co., 4.30%, 6/1/21	290,000	305,566
Seagate HDD Cayman, 4.75%, 6/1/23(5)	270,000	271,687
		709,266
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	280,000	306,600
L Brands, Inc., 6.90%, 7/15/17	100,000	114,250
PVH Corp., 4.50%, 12/15/22	210,000	207,638
		628,488
TOBACCO — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	270,000	257,343
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	195,390
		452,733
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	50,000	68,453
America Movil SAB de CV, 5.00%, 3/30/20	110,000	122,783
America Movil SAB de CV, 3.125%, 7/16/22	310,000	300,324
Sprint Communications, 6.00%, 12/1/16	150,000	164,625
Sprint Communications, 9.00%, 11/15/18(5)	180,000	219,825
T-Mobile USA, Inc., 6.46%, 4/28/19	210,000	223,125
Vodafone Group plc, 5.625%, 2/27/17	110,000	123,288
		1,222,423
TOTAL CORPORATE BONDS (Cost $86,159,116)		89,360,433
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	52,922	55,817
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	464,016	358,435
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.73%, 5/1/14	300,678	304,897

	Shares/ Principal Amount	Value
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	$53,312	$54,707
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.83%, 5/1/14	495,857	497,412
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	233,309	245,552
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.24%, 5/1/14	941,070	938,165
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.24%, 5/1/14	251,555	249,135
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	15,240	15,022
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.52%, 5/1/14	301,326	299,635
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.17%, 5/1/14	162,521	159,877
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 5/1/14	443,063	440,670
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.60%, 5/1/14	192,398	191,434
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 5/1/14	432,775	438,740
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.21%, 5/1/14	203,255	209,062
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.73%, 5/1/14	112,059	113,571
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.63%, 5/1/14	481,690	490,619
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 5/1/14(5)	228,482	224,461
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 5/1/14	828,205	849,025
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	106,472	112,486
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.14%, 5/25/14	383,331	378,425
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.48%, 5/1/14	580,479	570,336
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.64%, 5/1/14	121,635	123,689
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 5/1/14	146,817	148,482
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 5/1/14(5)	460,289	472,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	107,826	111,585
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.72%, 5/1/14	160,698	162,761
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 5/1/14	302,675	311,240
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 5/1/14	324,815	332,249
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	212,845	219,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	433,002	447,009

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	$563,586	$596,025
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 5/1/14	923,848	945,196
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 5/1/14	695,070	705,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 5/1/14	198,700	206,396
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.63%, 5/1/14	195,119	200,701
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 5/1/14	222,007	225,403
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 5/1/14	164,589	169,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.06%, 5/1/14	660,183	672,056
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	270,888	287,773
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	309,538	324,588
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	175,533	180,461
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	256,346	266,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	151,670	157,590
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	104,937	108,034
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 5/1/14	164,572	166,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	559,925	592,093
		15,331,466
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	488,068	530,930
FHLMC, Series 77, Class H, 8.50%, 9/15/20	40,144	43,245
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,775,000	1,776,764
		2,350,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,608,546)		17,682,405
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 5/1/14	350,000	366,636
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 5/1/14	300,000	318,599
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(5)	800,000	781,390
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(5)	950,000	920,586
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 5/15/14(5)	750,000	751,469
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	675,000	713,555

	Shares/ Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 5/1/14	$480,000	$487,018
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 5/1/14	158,000	161,645
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 5/1/14	232,037	232,199
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	330,640	339,557
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	952,430	977,552
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(5)	1,125,000	1,146,296
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 5/10/14(5)	950,000	935,579
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	290,796
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	479,876
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	49,569	51,433
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 6.32%, 5/11/14	8,220	8,227
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 5/11/14	125,000	127,839
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	623,436	647,022
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 5/11/14	400,000	419,241
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 5/11/14	425,000	451,753
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	500,000	484,420
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,475,316	1,497,701
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 4.08%, 5/1/14(5)	300,000	308,013
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	12,139	12,191
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,100,000	1,113,280
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES(Cost $14,103,108)		14,023,873
ASSET-BACKED SECURITIES(2) — 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(5)	675,000	685,251
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	240,000	240,922
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 5/7/14(5)	950,000	950,342
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 5/15/14	775,000	775,937
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(5)	475,000	475,160
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 5/15/14	1,312,500	1,312,816

	Shares/ Principal Amount	Value
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	$1,375,000	$1,375,622
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	675,000	676,294
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(5)	590,000	593,709
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	170,000	170,425
TOTAL ASSET-BACKED SECURITIES (Cost $7,249,147)		7,256,478
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	530,000	605,525
Brazilian Government International Bond, 4.875%, 1/22/21	20,000	21,700
Brazilian Government International Bond, 2.625%, 1/5/23	260,000	236,600
		863,825
CANADA†
Province of Ontario Canada, 1.00%, 7/22/16	150,000	151,161
CHILE†
Chile Government International Bond, 3.25%, 9/14/21	100,000	102,000
Chile Government International Bond, 3.625%, 10/30/42	100,000	84,875
		186,875
COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	328,755
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	220,000	273,982
MEXICO — 0.2%
Mexico Government International Bond, 5.625%, 1/15/17	70,000	78,050
Mexico Government International Bond, MTN, 5.95%, 3/19/19	420,000	488,775
Mexico Government International Bond, 5.125%, 1/15/20	330,000	370,013
Mexico Government International Bond, 4.00%, 10/2/23	100,000	102,625
Mexico Government International Bond, 6.05%, 1/11/40	50,000	57,950
Mexico Government International Bond, MTN, 4.75%, 3/8/44	400,000	388,000
		1,485,413
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	86,625
Peruvian Government International Bond, 5.625%, 11/18/50	120,000	131,250
		217,875
PHILIPPINES — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	316,500
Philippine Government International Bond, 6.375%, 10/23/34	100,000	125,500
		442,000
POLAND†
Poland Government International Bond, 5.125%, 4/21/21	140,000	155,575
Poland Government International Bond, 3.00%, 3/17/23	140,000	131,670
		287,245

	Shares/ Principal Amount	Value
SOUTH AFRICA†
South Africa Government International Bond, 4.67%, 1/17/24	$110,000	$112,090
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	170,397
Korea Development Bank (The), 3.25%, 3/9/16	130,000	135,655
Korea Development Bank (The), 4.00%, 9/9/16	110,000	117,140
		423,192
TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23	200,000	181,050
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	70,000	58,625
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,807,032)		5,012,088
MUNICIPAL SECURITIES — 0.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	57,021
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	101,846
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	135,000	180,411
California GO, (Building Bonds), 7.55%, 4/1/39	100,000	142,808
California GO, (Building Bonds), 7.30%, 10/1/39	170,000	232,796
California GO, (Building Bonds), 7.60%, 11/1/40	80,000	115,188
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	245,000	245,345
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	129,635
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	72,230
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	105,000	136,663
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	79,077
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	149,543
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	285,502
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	131,299
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	95,000	118,893
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	120,301
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	86,575
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	52,729
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	238,498
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	245,649
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	249,971
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	105,084

	Shares/ Principal Amount	Value
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	$105,000	$127,254
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	141,383
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	61,306
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	22,216
TOTAL MUNICIPAL SECURITIES (Cost $3,111,809)		3,629,223
TEMPORARY CASH INVESTMENTS — 1.0%
SSgA U.S. Government Money Market Fund (Cost $8,322,301)	8,322,301	8,322,301
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $706,327,770)		822,375,372
OTHER ASSETS AND LIABILITIES — (0.1)%		(533,113)
TOTAL NET ASSETS — 100.0%		$821,842,259

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
13	U.S. Treasury 10-Year Notes	June 2014	$1,617,484	$(461)
18	U.S. Treasury Ultra Long Bonds	June 2014	2,651,063	(78,102)
			$4,268,547	$(78,563)

Notes to Schedule of Investments
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $95,212.

(5)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $14,413,710, which represented 1.8% of total net assets.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $706,327,770)	$822,375,372
Cash	1,710
Receivable for investments sold	200,097
Receivable for capital shares sold	272,059
Dividends and interest receivable	2,390,243
825,239,481

Liabilities
Payable for investments purchased	2,428,390
Payable for capital shares redeemed	353,806
Payable for variation margin on futures contracts	21,234
Accrued management fees	593,792
3,397,222

Net Assets	$821,842,259

Net Assets Consist of:
Capital (par value and paid-in surplus)	$678,001,920
Undistributed net investment income	990,322
Undistributed net realized gain	26,880,978
Net unrealized appreciation	115,969,039
$821,842,259

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$773,621,335	41,442,239	$18.67
Institutional Class, $0.01 Par Value	$48,220,924	2,581,869	$18.68

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $202)	$4,816,601
Interest	4,198,915
9,015,516
Expenses:
Management fees	3,481,167
Directors' fees and expenses	11,963
Other expenses	1,785
3,494,915

Net investment income (loss)	5,520,601

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	29,946,888
Futures contract transactions	(206,243)
29,740,645

Change in net unrealized appreciation (depreciation) on:
Investments	10,368,060
Futures contracts	10,391
10,378,451

Net realized and unrealized gain (loss)	40,119,096

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,639,697

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$5,520,601	$11,602,232
Net realized gain (loss)	29,740,645	60,523,784
Change in net unrealized appreciation (depreciation)	10,378,451	26,804,162
Net increase (decrease) in net assets resulting from operations	45,639,697	98,930,178

Distributions to Shareholders
From net investment income:
Investor Class	(5,495,861)	(11,454,141)
Institutional Class	(403,411)	(788,061)
From net realized gains:
Investor Class	(54,389,209)	(16,097,790)
Institutional Class	(3,584,868)	(533,588)
Decrease in net assets from distributions	(63,873,349)	(28,873,580)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	71,549,266	69,327,289

Net increase (decrease) in net assets	53,315,614	139,383,887

Net Assets
Beginning of period	768,526,645	629,142,758
End of period	$821,842,259	$768,526,645

Undistributed net investment income	$990,322	$1,368,993

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 0.900% for the Investor Class. The annual management fee schedule ranges from 0.600% to 0.700% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 0.90% for the Investor Class and 0.70% for the Institutional Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2014 totaled $271,616,206, of which $39,050,254 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 totaled $244,511,751, of which $28,744,633 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	3,466,856	$64,185,961	7,246,923	$130,710,357
Issued in reinvestment of distributions	3,263,492	58,477,863	1,539,480	26,889,632
Redeemed	(2,887,723)	(53,503,384)	(6,197,053)	(111,531,308)
	3,842,625	69,160,440	2,589,350	46,068,681
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	244,255	4,568,754	2,962,875	53,420,395
Issued in reinvestment of distributions	222,426	3,988,279	74,578	1,321,649
Redeemed	(333,127)	(6,168,207)	(1,718,592)	(31,483,436)
	133,554	2,388,826	1,318,861	23,258,608
Net increase (decrease)	3,976,179	$71,549,266	3,908,211	$69,327,289

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$489,857,784	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$95,397,643	—
U.S. Treasury Securities	—	91,833,144	—
Corporate Bonds	—	89,360,433	—
Collateralized Mortgage Obligations	—	17,682,405	—
Commercial Mortgage-Backed Securities	—	14,023,873	—
Asset-Backed Securities	—	7,256,478	—
Sovereign Governments and Agencies	—	5,012,088	—
Municipal Securities	—	3,629,223	—
Temporary Cash Investments	8,322,301	—	—
	$498,180,085	$324,195,287	—

Liabilities
Other Financial Instruments
Futures Contracts	$(78,563)	—	—

7. Derivative Instruments
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

The value of interest rate risk derivative instruments as of April 30, 2014, is disclosed on the Statement of Assets and Liabilities as a liability of $21,234 in payable for variation margin on futures contracts.* For the six months ended April 30, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(206,243) in net realized gain (loss) on futures contract transactions and $10,391 in change in net unrealized appreciation (depreciation) on futures contracts.

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$709,102,360
Gross tax appreciation of investments	$119,485,147
Gross tax depreciation of investments	(6,212,135)
Net tax appreciation (depreciation) of investments	$113,273,012

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$19.19	0.13	0.92	1.05	(0.13)	(1.44)	(1.57)	$18.67	5.92%	0.90%(4)	1.39%(4)	31%	$773,621
2013	$17.41	0.30	2.25	2.55	(0.31)	(0.46)	(0.77)	$19.19	15.21%	0.90%	1.64%	81%	$721,523
2012	$15.96	0.29	1.47	1.76	(0.31)	–	(0.31)	$17.41	11.12%	0.90%	1.75%	82%	$609,476
2011	$15.02	0.29	0.94	1.23	(0.29)	–	(0.29)	$15.96	8.26%	0.90%	1.84%	87%	$511,829
2010	$13.58	0.27	1.44	1.71	(0.27)	–	(0.27)	$15.02	12.70%	0.91%	1.85%	69%	$487,066
2009	$12.66	0.28	0.93	1.21	(0.29)	–	(0.29)	$13.58	9.81%	0.90%	2.21%	110%	$459,183
Institutional Class
2014(3)	$19.20	0.15	0.92	1.07	(0.15)	(1.44)	(1.59)	$18.68	6.02%	0.70%(4)	1.59%(4)	31%	$48,221
2013	$17.41	0.32	2.28	2.60	(0.35)	(0.46)	(0.81)	$19.20	15.49%	0.70%	1.84%	81%	$47,004
2012	$15.96	0.32	1.47	1.79	(0.34)	–	(0.34)	$17.41	11.34%	0.70%	1.95%	82%	$19,667
2011	$15.02	0.32	0.94	1.26	(0.32)	–	(0.32)	$15.96	8.48%	0.70%	2.04%	87%	$9,736
2010	$13.59	0.29	1.44	1.73	(0.30)	–	(0.30)	$15.02	12.84%	0.71%	2.05%	69%	$6,538
2009	$12.66	0.30	0.94	1.24	(0.31)	–	(0.31)	$13.59	10.11%	0.70%	2.41%	110%	$6,249

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82262 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Capital Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACTIX	8.53%(2)	19.64%(2)	17.61%(2)	6.28%(2)	6.16%	3/31/99
Russell 1000 Value Index	—	9.61%	20.90%	19.51%	7.95%	6.32%	—
Institutional Class(2)	ACPIX	8.60%	19.83%	17.87%	6.48%	6.19%	3/1/02
A Class(2)(3)	ACCVX						5/14/03
No sales charge*		8.41%	19.39%	17.31%	6.01%	7.46%
With sales charge*		2.14%	12.52%	15.93%	5.38%	6.88%
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class
1.10%	0.90%	1.35%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Chevron Corp.	4.1%
Exxon Mobil Corp.	4.1%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	3.4%
Wells Fargo & Co.	3.2%
Merck & Co., Inc.	2.7%
Pfizer, Inc.	2.6%
General Electric Co.	2.5%
Procter & Gamble Co. (The)	2.3%
Citigroup, Inc.	2.1%

Top Five Industries	% of net assets
Banks	14.1%
Oil, Gas and Consumable Fuels	13.3%
Pharmaceuticals	8.7%
Insurance	6.3%
Capital Markets	4.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,085.30	$5.17	1.00%
Investor Class (before waiver)	$1,000	$1,085.30(2)	$5.69	1.10%
Institutional Class (after waiver)	$1,000	$1,086.00	$4.14	0.80%
Institutional Class (before waiver)	$1,000	$1,086.00(2)	$4.65	0.90%
A Class (after waiver)	$1,000	$1,084.10	$6.46	1.25%
A Class (before waiver)	$1,000	$1,084.10(2)	$6.98	1.35%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.84	$5.01	1.00%
Investor Class (before waiver)	$1,000	$1,019.34	$5.51	1.10%
Institutional Class (after waiver)	$1,000	$1,020.83	$4.01	0.80%
Institutional Class (before waiver)	$1,000	$1,020.33	$4.51	0.90%
A Class (after waiver)	$1,000	$1,018.60	$6.26	1.25%
A Class (before waiver)	$1,000	$1,018.10	$6.76	1.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE AND DEFENSE — 2.9%
General Dynamics Corp.	13,890	$1,520,260
Honeywell International, Inc.	10,560	981,024
Raytheon Co.	8,570	818,264
Textron, Inc.	25,940	1,060,946
		4,380,494
AIRLINES — 0.4%
Southwest Airlines Co.	27,850	673,135
AUTOMOBILES — 1.2%
Ford Motor Co.	112,840	1,822,366
BANKS — 14.1%
Bank of America Corp.	136,840	2,071,758
Citigroup, Inc.	68,210	3,267,941
JPMorgan Chase & Co.	96,880	5,423,343
KeyCorp	42,960	585,974
PNC Financial Services Group, Inc. (The)	29,580	2,485,903
U.S. Bancorp	69,640	2,839,919
Wells Fargo & Co.	98,260	4,877,626
		21,552,464
BEVERAGES — 0.7%
PepsiCo, Inc.	11,710	1,005,772
BIOTECHNOLOGY — 0.5%
Amgen, Inc.	4,450	497,287
Gilead Sciences, Inc.(1)	3,950	310,036
		807,323
BUILDING PRODUCTS — 0.4%
Masco Corp.	27,910	560,712
CAPITAL MARKETS — 4.3%
Ameriprise Financial, Inc.	14,100	1,573,983
Bank of New York Mellon Corp. (The)	28,530	966,311
BlackRock, Inc.	4,250	1,279,250
Goldman Sachs Group, Inc. (The)	12,350	1,973,777
Morgan Stanley	24,380	754,074
		6,547,395
CHEMICALS — 1.2%
E.I. du Pont de Nemours & Co.	9,720	654,350
LyondellBasell Industries NV, Class A	13,190	1,220,075
		1,874,425
COMMERCIAL SERVICES AND SUPPLIES — 0.4%
ADT Corp. (The)	9,227	279,024
Tyco International Ltd.	10,040	410,636
		689,660

7

	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	96,130	$2,221,564
QUALCOMM, Inc.	23,160	1,822,924
		4,044,488
CONSUMER FINANCE — 0.9%
Capital One Financial Corp.	18,810	1,390,059
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Berkshire Hathaway, Inc., Class B(1)	24,430	3,147,806
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	40,860	1,458,702
CenturyLink, Inc.	27,960	976,083
Verizon Communications, Inc.	9,460	442,066
		2,876,851
ELECTRIC UTILITIES — 3.3%
American Electric Power Co., Inc.	19,550	1,051,985
Pinnacle West Capital Corp.	15,730	880,094
PPL Corp.	32,080	1,069,547
Westar Energy, Inc.	25,630	919,604
Xcel Energy, Inc.	36,040	1,148,595
		5,069,825
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. plc	20,800	1,510,912
ENERGY EQUIPMENT AND SERVICES — 3.1%
Halliburton Co.	24,080	1,518,726
National Oilwell Varco, Inc.	20,830	1,635,780
Schlumberger Ltd.	14,960	1,519,188
		4,673,694
FOOD AND STAPLES RETAILING — 1.9%
CVS Caremark Corp.	28,810	2,095,063
Kroger Co. (The)	18,900	870,156
		2,965,219
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.1%
Abbott Laboratories	55,730	2,158,980
Medtronic, Inc.	43,670	2,568,670
		4,727,650
HEALTH CARE PROVIDERS AND SERVICES — 1.8%
Aetna, Inc.	16,530	1,181,068
Quest Diagnostics, Inc.	7,650	427,865
WellPoint, Inc.	12,100	1,218,228
		2,827,161
HOTELS, RESTAURANTS AND LEISURE — 0.8%
Carnival Corp.	16,010	629,353
Marriott International, Inc., Class A	9,730	563,659
		1,193,012
HOUSEHOLD PRODUCTS — 2.3%
Procter & Gamble Co. (The)	41,940	3,462,147
INDUSTRIAL CONGLOMERATES — 2.5%
General Electric Co.	141,250	3,798,213

8

	Shares	Value
INSURANCE — 6.3%
Allstate Corp. (The)	30,410	$1,731,850
American International Group, Inc.	29,880	1,587,524
Chubb Corp. (The)	7,780	716,382
MetLife, Inc.	36,650	1,918,628
Principal Financial Group, Inc.	13,730	643,113
Prudential Financial, Inc.	16,510	1,332,027
Travelers Cos., Inc. (The)	18,360	1,663,049
		9,592,573
IT SERVICES — 0.3%
Sabre Corp.(1)	26,890	442,878
MACHINERY — 1.7%
Ingersoll-Rand plc	14,920	892,216
PACCAR, Inc.	20,150	1,289,197
Stanley Black & Decker, Inc.	4,570	392,517
		2,573,930
MEDIA — 3.1%
CBS Corp., Class B	8,010	462,658
CBS Outdoor Americas, Inc.(1)	2,386	69,910
Comcast Corp., Class A	28,110	1,454,973
Time Warner Cable, Inc.	5,850	827,541
Time Warner, Inc.	28,180	1,872,843
		4,687,925
METALS AND MINING — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	42,860	1,473,098
MULTILINE RETAIL — 2.2%
Macy's, Inc.	26,820	1,540,272
Nordstrom, Inc.	6,260	383,613
Target Corp.	23,220	1,433,835
		3,357,720
OIL, GAS AND CONSUMABLE FUELS — 13.3%
Apache Corp.	10,910	946,988
Chevron Corp.	50,420	6,328,718
Exxon Mobil Corp.	60,770	6,223,456
Imperial Oil Ltd.	9,780	477,556
Marathon Petroleum Corp.	9,550	887,673
Oasis Petroleum, Inc.(1)	17,040	792,530
Occidental Petroleum Corp.	29,460	2,820,795
Total SA ADR	25,620	1,825,169
		20,302,885
PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	21,540	1,004,841
9

	Shares	Value
PHARMACEUTICALS — 8.7%
Johnson & Johnson	51,850	$5,251,886
Merck & Co., Inc.	70,120	4,106,227
Pfizer, Inc.	124,910	3,907,185
		13,265,298
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Brixmor Property Group, Inc.	25,570	561,517
Camden Property Trust	7,850	537,647
		1,099,164
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	80,450	1,533,377
Intel Corp.	33,810	902,389
Microchip Technology, Inc.	27,460	1,305,448
		3,741,214
SOFTWARE — 3.2%
Electronic Arts, Inc.(1)	39,410	1,115,303
Microsoft Corp.	42,730	1,726,292
Oracle Corp.	49,680	2,030,918
		4,872,513
SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	14,170	650,545
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 1.2%
Apple, Inc.	2,560	1,510,631
NetApp, Inc.	10,620	378,178
		1,888,809
TOBACCO — 0.6%
Altria Group, Inc.	21,300	854,343
TRADING COMPANIES AND DISTRIBUTORS — 0.2%
United Rentals, Inc.(1)	4,000	375,320
TOTAL COMMON STOCKS (Cost $97,135,372)		151,783,839
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $306,804), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $300,483)		300,483
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $245,949), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $240,386)		240,386
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $245,274), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $240,386)		240,386
SSgA U.S. Government Money Market Fund	210,257	210,257
TOTAL TEMPORARY CASH INVESTMENTS (Cost $991,512)		991,512
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $98,126,884)		152,775,351
OTHER ASSETS AND LIABILITIES — (0.1)%		(86,925)
TOTAL NET ASSETS — 100.0%		$152,688,426

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	376,696	CAD	415,454	JPMorgan Chase Bank N.A.	5/30/14	$(2,094)
USD	1,583,319	EUR	1,142,436	UBS AG	5/30/14	(1,547)
USD	44,324	EUR	31,960	UBS AG	5/30/14	(13)
						$(3,654)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $98,126,884)	$152,775,351
Foreign currency holdings, at value (cost of $22,469)	22,617
Receivable for investments sold	597,465
Receivable for capital shares sold	14,416
Dividends and interest receivable	155,490
153,565,339

Liabilities
Payable for investments purchased	681,956
Payable for capital shares redeemed	66,768
Unrealized depreciation on forward foreign currency exchange contracts	3,654
Accrued management fees	123,789
Distribution and service fees payable	746
876,913

Net Assets	$152,688,426

Net Assets Consist of:
Capital (par value and paid-in surplus)	$96,116,166
Undistributed net investment income	593,219
Undistributed net realized gain	1,334,080
Net unrealized appreciation	54,644,961
$152,688,426

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$145,748,214	15,995,889	$9.11
Institutional Class, $0.01 Par Value	$3,180,233	348,356	$9.13
A Class, $0.01 Par Value	$3,759,979	413,747	$9.09*
* Maximum offering price $9.64 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $7,732)	$1,767,062
Interest	82
1,767,144
Expenses:
Management fees	808,780
Distribution and service fees - A Class	4,302
Directors' fees and expenses	2,288
815,370
Fees waived	(74,093)
741,277

Net investment income (loss)	1,025,867

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,438,968
Foreign currency transactions	3,518
4,442,486

Change in net unrealized appreciation (depreciation) on:
Investments	6,716,384
Translation of assets and liabilities in foreign currencies	(35,716)
6,680,668

Net realized and unrealized gain (loss)	11,123,154

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,149,021

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$1,025,867	$2,240,364
Net realized gain (loss)	4,442,486	8,717,281
Change in net unrealized appreciation (depreciation)	6,680,668	19,768,371
Net increase (decrease) in net assets resulting from operations	12,149,021	30,726,016

Distributions to Shareholders
From net investment income:
Investor Class	(1,920,651)	(2,047,246)
Institutional Class	(51,046)	(67,677)
A Class	(36,557)	(47,388)
Decrease in net assets from distributions	(2,008,254)	(2,162,311)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(2,781,175)	(7,183,934)

Net increase (decrease) in net assets	7,359,592	21,379,771

Net Assets
Beginning of period	145,328,834	123,949,063
End of period	$152,688,426	$145,328,834

Undistributed net investment income	$593,219	$1,575,606

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class and the A Class. The A Class may incur an initial sales charge. The A Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

15

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

16

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.900% to 1.100% for the Investor Class and A Class. The annual management fee ranges from 0.700% to 0.900% for the Institutional Class. During the six months ended April 30, 2014, the investment advisor voluntarily agreed to waive 0.100% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2014, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2014 was $70,748, $1,624 and $1,721 for the Investor Class, Institutional Class and A Class, respectively. The effective annual management fee before waiver for each class for the six months ended April 30, 2014 was 1.10% for the Investor Class and A Class and 0.90% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended April 30, 2014 was 1.00% for the Investor Class and A Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $21,673,443 and $25,408,243, respectively.

17

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	623,910	$5,481,208	2,309,072	$17,554,839
Issued in reinvestment of distributions	216,834	1,847,429	281,184	1,954,229
Redeemed	(1,156,977)	(10,137,210)	(3,292,554)	(25,061,231)
	(316,233)	(2,808,573)	(702,298)	(5,552,163)
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	8,905	77,865	5,270	43,183
Issued in reinvestment of distributions	5,746	49,014	9,357	65,127
Redeemed	(51,470)	(454,631)	(201,020)	(1,492,099)
	(36,819)	(327,752)	(186,393)	(1,383,789)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	108,975	951,798	159,663	1,241,709
Issued in reinvestment of distributions	4,248	36,111	6,716	46,609
Redeemed	(71,505)	(632,759)	(201,014)	(1,536,300)
	41,718	355,150	(34,635)	(247,982)
Net increase (decrease)	(311,334)	$(2,781,175)	(923,326)	$(7,183,934)

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$151,306,283	$477,556	—
Temporary Cash Investments	210,257	781,255	—
	$151,516,540	$1,258,811	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(3,654)	—

18

7. Derivative Instruments
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2014, is disclosed on the Statement of Assets and Liabilities as a liability of $3,654 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $2,875 in net realized gain (loss) on foreign currency transactions and $(35,813) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$100,086,923
Gross tax appreciation of investments	$52,777,228
Gross tax depreciation of investments	(88,800)
Net tax appreciation (depreciation) of investments	$52,688,428

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2013, the fund had accumulated short-term capital losses of $(929,693), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$8.51	0.06	0.66	0.72	(0.12)	$9.11	8.53%	1.00%(4)	1.10%(4)	1.38%(4)	1.28%(4)	15%	$145,748
2013	$6.89	0.13	1.61	1.74	(0.12)	$8.51	25.67%	1.00%	1.10%	1.66%	1.56%	26%	$138,884
2012	$5.96	0.11	0.93	1.04	(0.11)	$6.89	17.80%	1.00%	1.10%	1.76%	1.66%	32%	$117,210
2011	$5.73	0.09	0.23	0.32	(0.09)	$5.96	5.67%	1.00%	1.10%	1.53%	1.43%	37%	$111,188
2010	$5.32	0.09	0.42	0.51	(0.10)	$5.73	9.69%	1.09%	1.11%	1.56%	1.54%	27%	$137,037
2009	$5.17	0.11	0.21	0.32	(0.17)	$5.32	6.85%	1.10%	1.10%	2.33%	2.33%	19%	$158,431
Institutional Class
2014(3)	$8.54	0.07	0.66	0.73	(0.14)	$9.13	8.60%	0.80%(4)	0.90%(4)	1.58%(4)	1.48%(4)	15%	$3,180
2013	$6.90	0.15	1.62	1.77	(0.13)	$8.54	26.00%	0.80%	0.90%	1.86%	1.76%	26%	$3,289
2012	$5.97	0.12	0.93	1.05	(0.12)	$6.90	18.00%	0.80%	0.90%	1.96%	1.86%	32%	$3,943
2011	$5.74	0.10	0.24	0.34	(0.11)	$5.97	5.87%	0.80%	0.90%	1.73%	1.63%	37%	$3,618
2010	$5.32	0.10	0.43	0.53	(0.11)	$5.74	10.11%	0.89%	0.91%	1.76%	1.74%	27%	$3,980
2009	$5.17	0.12	0.21	0.33	(0.18)	$5.32	7.07%	0.90%	0.90%	2.53%	2.53%	19%	$8,035

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2014(3)	$8.48	0.05	0.66	0.71	(0.10)	$9.09	8.41%	1.25%(4)	1.35%(4)	1.13%(4)	1.03%(4)	15%	$3,760
2013	$6.87	0.11	1.62	1.73	(0.12)	$8.48	25.51%	1.25%	1.35%	1.41%	1.31%	26%	$3,155
2012	$5.95	0.10	0.92	1.02	(0.10)	$6.87	17.37%	1.25%	1.35%	1.51%	1.41%	32%	$2,796
2011	$5.72	0.08	0.23	0.31	(0.08)	$5.95	5.41%	1.25%	1.35%	1.28%	1.18%	37%	$3,326
2010	$5.30	0.07	0.44	0.51	(0.09)	$5.72	9.64%	1.34%	1.36%	1.31%	1.29%	27%	$4,130
2009	$5.15	0.10	0.21	0.31	(0.16)	$5.30	6.59%	1.35%	1.35%	2.08%	2.08%	19%	$4,881

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82267 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Focused Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	AFSIX	6.20%	19.08%	16.56%	7.21%	2/28/05
Russell 1000 Growth Index	—	6.95%	20.66%	19.45%	8.25%	—
Institutional Class	AFGNX	6.28%	19.24%	16.79%	6.12%	9/28/07
A Class	AFGAX					9/28/07
No sales charge*		6.08%	18.72%	16.29%	5.66%
With sales charge*		-0.05%	11.89%	14.91%	4.71%
C Class	AFGCX					9/28/07
No sales charge*		5.68%	17.90%	15.43%	4.86%
With sales charge*		4.74%	17.90%	15.43%	4.86%
R Class	AFGRX	5.93%	18.43%	16.01%	5.38%	9/28/07
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	1.51%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Schlumberger Ltd.	4.3%
PepsiCo, Inc.	4.2%
Oracle Corp.	4.1%
Google, Inc.*	4.0%
Comcast Corp., Class A	3.8%
Honeywell International, Inc.	3.4%
MasterCard, Inc., Class A	3.3%
General Mills, Inc.	3.2%
Monsanto Co.	3.2%
Mead Johnson Nutrition Co.	2.9%
* Includes all classes of the issuer.

Top Five Industries	% of net assets
Food Products	7.0%
Software	6.7%
Aerospace and Defense	5.9%
IT Services	5.9%
Media	5.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.7%
Exchange-Traded Funds	0.7%
Total Equity Exposure	98.4%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.2)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,062.00	$5.11	1.00%
Institutional Class	$1,000	$1,062.80	$4.09	0.80%
A Class	$1,000	$1,060.80	$6.39	1.25%
C Class	$1,000	$1,056.80	$10.20	2.00%
R Class	$1,000	$1,059.30	$7.66	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.7%
AEROSPACE AND DEFENSE — 5.9%
Boeing Co. (The)	2,936	$378,803
Honeywell International, Inc.	6,297	584,991
United Technologies Corp.	441	52,184
		1,015,978
AIRLINES — 0.1%
Alaska Air Group, Inc.	166	15,617
AUTO COMPONENTS — 0.1%
BorgWarner, Inc.	390	24,235
AUTOMOBILES — 1.6%
Harley-Davidson, Inc.	3,599	266,110
BANKS — 2.6%
SunTrust Banks, Inc.	11,390	435,781
BEVERAGES — 4.2%
PepsiCo, Inc.	8,447	725,513
BIOTECHNOLOGY — 4.6%
Alexion Pharmaceuticals, Inc.(1)	1,899	300,422
Incyte Corp. Ltd.(1)	563	27,339
Regeneron Pharmaceuticals, Inc.(1)	1,560	463,149
		790,910
CAPITAL MARKETS — 1.1%
Franklin Resources, Inc.	3,416	178,827
State Street Corp.	114	7,360
		186,187
CHEMICALS — 5.1%
Dow Chemical Co. (The)	3,990	199,101
LyondellBasell Industries NV, Class A	1,398	129,315
Monsanto Co.	4,927	545,419
		873,835
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Tyco International Ltd.	3,376	138,078
COMMUNICATIONS EQUIPMENT — 2.9%
QUALCOMM, Inc.	6,192	487,372
ELECTRICAL EQUIPMENT — 2.4%
Rockwell Automation, Inc.	3,388	403,782
ENERGY EQUIPMENT AND SERVICES — 4.3%
Schlumberger Ltd.	7,184	729,535
FOOD PRODUCTS — 7.0%
General Mills, Inc.	10,302	546,212
Hershey Co. (The)	1,587	152,733
Mead Johnson Nutrition Co.	5,582	492,667
		1,191,612

7

	Shares	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
C.R. Bard, Inc.	2,174	$298,555
HEALTH CARE PROVIDERS AND SERVICES — 5.0%
Cardinal Health, Inc.	6,072	422,065
Express Scripts Holding Co.(1)	6,468	430,639
		852,704
HOTELS, RESTAURANTS AND LEISURE — 2.8%
Las Vegas Sands Corp.	4,219	333,849
Marriott International, Inc., Class A	2,593	150,213
		484,062
INTERNET SOFTWARE AND SERVICES — 5.7%
Facebook, Inc., Class A(1)	4,664	278,814
Google, Inc., Class A(1)	656	350,881
Google, Inc., Class C(1)	647	340,749
		970,444
IT SERVICES — 5.9%
MasterCard, Inc., Class A	7,623	560,672
Visa, Inc., Class A	2,191	443,918
		1,004,590
MACHINERY — 2.9%
Parker-Hannifin Corp.	2,593	329,000
WABCO Holdings, Inc.(1)	1,609	172,179
		501,179
MEDIA — 5.8%
CBS Corp., Class B	5,830	336,741
Comcast Corp., Class A	12,480	645,965
		982,706
OIL, GAS AND CONSUMABLE FUELS — 0.8%
EOG Resources, Inc.	508	49,784
Noble Energy, Inc.	1,257	90,228
		140,012
PHARMACEUTICALS — 1.9%
Johnson & Johnson	3,197	323,824
ROAD AND RAIL — 2.1%
Union Pacific Corp.	1,910	363,721
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Linear Technology Corp.	8,710	387,595
SOFTWARE — 6.7%
Electronic Arts, Inc.(1)	7,143	202,147
Oracle Corp.	17,326	708,287
VMware, Inc., Class A(1)	2,583	238,953
		1,149,387
SPECIALTY RETAIL — 5.4%
AutoZone, Inc.(1)	816	435,654
Home Depot, Inc. (The)	6,164	490,100
		925,754

8

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 4.5%
Apple, Inc.	32	$18,883
Hewlett-Packard Co.	11,228	371,198
SanDisk Corp.	4,389	372,933
		763,014
TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Hanesbrands, Inc.	3,216	264,002
TOTAL COMMON STOCKS (Cost $12,801,402)		16,696,094
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 1000 Growth Index Fund (Cost $119,245)	1,413	122,366
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $93,813), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $91,881)		91,881
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $75,205), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $73,504)		73,504
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $74,999), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $73,504)		73,504
SSgA U.S. Government Money Market Fund	64,292	64,292
TOTAL TEMPORARY CASH INVESTMENTS (Cost $303,181)		303,181
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $13,223,828)		17,121,641
OTHER ASSETS AND LIABILITIES — (0.2)%		(28,578)
TOTAL NET ASSETS — 100.0%		$17,093,063

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $13,223,828)	$17,121,641
Receivable for capital shares sold	1,837
Dividends and interest receivable	7,231
17,130,709

Liabilities
Payable for capital shares redeemed	22,924
Accrued management fees	14,097
Distribution and service fees payable	625
37,646

Net Assets	$17,093,063

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,354,827
Undistributed net investment income	22,999
Undistributed net realized gain	1,817,424
Net unrealized appreciation	3,897,813
$17,093,063

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$15,450,974	1,098,350	$14.07
Institutional Class, $0.01 Par Value	$36,983	2,628	$14.07
A Class, $0.01 Par Value	$1,065,511	75,902	$14.04*
C Class, $0.01 Par Value	$427,366	31,383	$13.62
R Class, $0.01 Par Value	$112,229	8,034	$13.97
* Maximum offering price $14.90 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$124,966
Interest	18
124,984
Expenses:
Management fees	85,377
Distribution and service fees:
A Class	1,055
C Class	2,229
R Class	541
Directors' fees and expenses	277
Other expenses	63
89,542

Net investment income (loss)	35,442

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,869,487
Change in net unrealized appreciation (depreciation) on investments	(860,213)

Net realized and unrealized gain (loss)	1,009,274

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,044,716

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$35,442	$99,163
Net realized gain (loss)	1,869,487	2,560,514
Change in net unrealized appreciation (depreciation)	(860,213)	1,112,666
Net increase (decrease) in net assets resulting from operations	1,044,716	3,772,343

Distributions to Shareholders
From net investment income:
Investor Class	(64,380)	(98,934)
Institutional Class	(216)	(210)
A Class	(1,153)	(5,216)
C Class	—	(1,351)
R Class	—	(3,125)
From net realized gains:
Investor Class	(1,657,959)	—
Institutional Class	(3,744)	—
A Class	(75,832)	—
C Class	(48,564)	—
R Class	(11,461)	—
Decrease in net assets from distributions	(1,863,309)	(108,836)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	277,307	(2,130,667)

Net increase (decrease) in net assets	(541,286)	1,532,840

Net Assets
Beginning of period	17,634,349	16,101,509
End of period	$17,093,063	$17,634,349

Undistributed net investment income	$22,999	$53,306

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.800% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $7,231,835 and $8,790,184, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	29,483	$414,518	106,961	$1,348,320
Issued in reinvestment of distributions	126,729	1,704,510	7,954	97,837
Redeemed	(109,817)	(1,564,759)	(214,810)	(2,875,301)
	46,395	554,269	(99,895)	(1,429,144)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	295	3,960	17	210
A Class/Shares Authorized	10,000,000		10,000,000
Sold	28,689	403,086	1,156	14,867
Issued in reinvestment of distributions	5,575	74,867	414	5,093
Redeemed	(10,263)	(149,003)	(64,494)	(794,634)
	24,001	328,950	(62,924)	(774,674)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	2,234	31,587	19,412	246,001
Issued in reinvestment of distributions	3,058	39,961	86	1,041
Redeemed	(3,896)	(53,100)	(15,979)	(211,475)
	1,396	18,448	3,519	35,567
R Class/Shares Authorized	10,000,000		10,000,000
Sold	222	3,281	2,708	36,786
Issued in reinvestment of distributions	856	11,461	255	3,125
Redeemed	(42,542)	(643,062)	(198)	(2,537)
	(41,464)	(628,320)	2,765	37,374
Net increase (decrease)	30,623	$277,307	(156,518)	$(2,130,667)

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,696,094	—	—
Exchange-Traded Funds	122,366	—	—
Temporary Cash Investments	64,292	$238,889	—
	$16,882,752	$238,889	—

7. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,264,773
Gross tax appreciation of investments	$3,912,172
Gross tax depreciation of investments	(55,304)
Net tax appreciation (depreciation) of investments	$3,856,868

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$14.89	0.03	0.81	0.84	(0.06)	(1.60)	(1.66)	$14.07	6.20%	1.00%(4)	0.46%(4)	42%	$15,451
2013	$12.00	0.08	2.89	2.97	(0.08)	–	(0.08)	$14.89	24.93%	1.00%	0.64%	73%	$15,664
2012	$10.70	0.08	1.28	1.36	(0.06)	–	(0.06)	$12.00	12.78%	1.01%	0.70%	59%	$13,828
2011	$10.17	0.06	0.53	0.59	(0.06)	–	(0.06)	$10.70	5.76%	1.00%	0.54%	91%	$14,335
2010	$8.73	0.04	1.40	1.44	–(5)	–	–(5)	$10.17	16.54%	1.02%	0.38%	66%	$12,739
2009	$7.73	0.04	1.01	1.05	(0.05)	–	(0.05)	$8.73	13.77%	1.00%	0.50%	125%	$12,541
Institutional Class
2014(3)	$14.91	0.05	0.80	0.85	(0.09)	(1.60)	(1.69)	$14.07	6.28%	0.80%(4)	0.66%(4)	42%	$37
2013	$12.01	0.11	2.88	2.99	(0.09)	–	(0.09)	$14.91	25.06%	0.80%	0.84%	73%	$35
2012	$10.70	0.10	1.29	1.39	(0.08)	–	(0.08)	$12.01	13.09%	0.81%	0.90%	59%	$28
2011	$10.17	0.08	0.53	0.61	(0.08)	–	(0.08)	$10.70	5.98%	0.80%	0.74%	91%	$25
2010	$8.73	0.05	1.41	1.46	(0.02)	–	(0.02)	$10.17	16.77%	0.82%	0.58%	66%	$23
2009	$7.73	0.05	1.01	1.06	(0.06)	–	(0.06)	$8.73	14.00%	0.80%	0.70%	125%	$20

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$14.84	0.01	0.81	0.82	(0.02)	(1.60)	(1.62)	$14.04	6.08%	1.25%(4)	0.21%(4)	42%	$1,066
2013	$11.99	0.05	2.88	2.93	(0.08)	–	(0.08)	$14.84	24.53%	1.25%	0.39%	73%	$770
2012	$10.68	0.05	1.29	1.34	(0.03)	–	(0.03)	$11.99	12.62%	1.26%	0.45%	59%	$1,376
2011	$10.15	0.04	0.52	0.56	(0.03)	–	(0.03)	$10.68	5.51%	1.25%	0.29%	91%	$1,040
2010	$8.74	0.01	1.40	1.41	–	–	–	$10.15	16.27%	1.27%	0.13%	66%	$501
2009	$7.73	0.02	1.02	1.04	(0.03)	–	(0.03)	$8.74	13.48%	1.25%	0.25%	125%	$373
C Class
2014(3)	$14.47	(0.04)	0.79	0.75	–	(1.60)	(1.60)	$13.62	5.68%	2.00%(4)	(0.54)%(4)	42%	$427
2013	$11.75	(0.05)	2.82	2.77	(0.05)	–	(0.05)	$14.47	23.65%	2.00%	(0.36)%	73%	$434
2012	$10.52	(0.03)	1.26	1.23	–	–	–	$11.75	11.69%	2.01%	(0.30)%	59%	$311
2011	$10.05	(0.05)	0.52	0.47	–	–	–	$10.52	4.68%	2.00%	(0.46)%	91%	$346
2010	$8.71	(0.06)	1.40	1.34	–	–	–	$10.05	15.38%	2.02%	(0.62)%	66%	$131
2009	$7.73	(0.04)	1.02	0.98	–	–	–	$8.71	12.68%	2.00%	(0.50)%	125%	$90

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$14.77	0.02	0.78	0.80	–	(1.60)	(1.60)	$13.97	5.93%	1.50%(4)	(0.04)%(4)	42%	$112
2013	$11.95	0.02	2.87	2.89	(0.07)	–	(0.07)	$14.77	24.27%	1.50%	0.14%	73%	$731
2012	$10.65	0.02	1.29	1.31	(0.01)	–	(0.01)	$11.95	12.29%	1.51%	0.20%	59%	$558
2011	$10.12	0.01	0.52	0.53	–(5)	–	–(5)	$10.65	5.26%	1.50%	0.04%	91%	$480
2010	$8.73	(0.01)	1.40	1.39	–	–	–	$10.12	15.92%	1.52%	(0.12)%	66%	$24
2009	$7.73	–(5)	1.02	1.02	(0.02)	–	(0.02)	$8.73	13.19%	1.50%	0.00%(6)	125%	$20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.
See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82266 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Fundamental Equity Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
A Class	AFDAX					11/30/04
No sales charge*		7.69%	18.90%	18.23%	9.01%
With sales charge*		1.49%	12.09%	16.85%	8.33%
S&P 500 Index	—	8.36%	20.44%	19.13%	7.37%	—
Investor Class	AFDIX	7.88%	19.21%	18.54%	8.94%	7/29/05
Institutional Class	AFEIX	7.96%	19.48%	18.76%	9.15%	7/29/05
B Class	AFDBX					11/30/04
No sales charge*		7.34%	18.03%	17.34%	8.19%
With sales charge*		2.34%	14.03%	17.24%	8.19%
C Class	AFDCX					11/30/04
No sales charge*		7.28%	18.03%	17.34%	8.19%
With sales charge*		6.28%	18.03%	17.34%	8.19%
R Class	AFDRX	7.57%	18.62%	17.94%	8.38%	7/29/05
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	4.2%
Apple, Inc.	3.4%
JPMorgan Chase & Co.	2.7%
Wells Fargo & Co.	2.6%
Johnson & Johnson	2.2%
Citigroup, Inc.	2.1%
Home Depot, Inc. (The)	2.1%
PepsiCo, Inc.	2.0%
Pfizer, Inc.	2.0%
Comcast Corp., Class A	2.0%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	8.3%
Banks	7.6%
Pharmaceuticals	5.9%
Technology Hardware, Storage and Peripherals	5.5%
Aerospace and Defense	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Exchange-Traded Funds	0.4%
Total Equity Exposure	99.6%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,078.80	$5.15	1.00%
Institutional Class	$1,000	$1,079.60	$4.13	0.80%
A Class	$1,000	$1,076.90	$6.44	1.25%
B Class	$1,000	$1,073.40	$10.28	2.00%
C Class	$1,000	$1,072.80	$10.28	2.00%
R Class	$1,000	$1,075.70	$7.72	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE AND DEFENSE — 5.0%
Boeing Co. (The)	30,520	$3,937,690
General Dynamics Corp.	18,242	1,996,587
Honeywell International, Inc.	38,423	3,569,497
Lockheed Martin Corp.	6,125	1,005,358
Northrop Grumman Corp.	7,781	945,469
		11,454,601
AIR FREIGHT AND LOGISTICS†
United Parcel Service, Inc., Class B	950	93,575
AIRLINES — 0.7%
Allegiant Travel Co.	3,696	434,095
Delta Air Lines, Inc.	31,367	1,155,247
		1,589,342
BANKS — 7.6%
Bank of America Corp.	4,280	64,799
Bank of Hawaii Corp.	5,843	322,358
Citigroup, Inc.	101,169	4,847,007
JPMorgan Chase & Co.	110,695	6,196,706
Wells Fargo & Co.	122,128	6,062,434
		17,493,304
BEVERAGES — 3.0%
Coca-Cola Enterprises, Inc.	11,368	516,562
Dr Pepper Snapple Group, Inc.	31,699	1,756,759
PepsiCo, Inc.	54,136	4,649,741
		6,923,062
BIOTECHNOLOGY — 2.3%
Alexion Pharmaceuticals, Inc.(1)	850	134,470
Amgen, Inc.	28,976	3,238,068
Biogen Idec, Inc.(1)	2,190	628,793
Gilead Sciences, Inc.(1)	6,913	542,601
Regeneron Pharmaceuticals, Inc.(1)	2,178	646,627
		5,190,559
CAPITAL MARKETS — 1.1%
Ameriprise Financial, Inc.	9,052	1,010,475
Franklin Resources, Inc.	5,070	265,414
Goldman Sachs Group, Inc. (The)	2,055	328,430
Legg Mason, Inc.	18,431	864,230
		2,468,549
CHEMICALS — 2.3%
Ashland, Inc.	1,336	129,058
CF Industries Holdings, Inc.	7,090	1,738,255
Dow Chemical Co. (The)	20,238	1,009,876
7

	Shares	Value
Eastman Chemical Co.	1,735	$151,240
LyondellBasell Industries NV, Class A	20,407	1,887,648
PPG Industries, Inc.	2,408	466,237
		5,382,314
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Knoll, Inc.	9,160	166,620
COMMUNICATIONS EQUIPMENT — 3.1%
Cisco Systems, Inc.	158,250	3,657,158
Motorola Solutions, Inc.	3,380	214,900
QUALCOMM, Inc.	41,420	3,260,168
		7,132,226
CONSTRUCTION AND ENGINEERING — 0.3%
EMCOR Group, Inc.	7,762	356,974
Fluor Corp.	3,784	286,449
		643,423
DIVERSIFIED FINANCIAL SERVICES — 0.2%
McGraw-Hill Cos., Inc. (The)	2,111	156,066
Moody's Corp.	4,131	324,284
		480,350
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	49,157	1,754,905
CenturyLink, Inc.	12,298	429,323
Verizon Communications, Inc.	45,128	2,108,832
		4,293,060
ELECTRIC UTILITIES — 1.2%
Entergy Corp.	9,985	723,913
Northeast Utilities	12,565	593,822
Xcel Energy, Inc.	44,881	1,430,357
		2,748,092
ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	32,271	2,200,237
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Belden, Inc.	8,898	656,761
Jabil Circuit, Inc.	5,296	91,409
Knowles Corp.(1)	13,242	369,849
		1,118,019
ENERGY EQUIPMENT AND SERVICES — 1.8%
Cameron International Corp.(1)	5,507	357,735
National Oilwell Varco, Inc.	7,476	587,090
Patterson-UTI Energy, Inc.	20,809	676,917
Schlumberger Ltd.	25,951	2,635,324
		4,257,066
FOOD AND STAPLES RETAILING — 2.1%
Kroger Co. (The)	45,473	2,093,577
Safeway, Inc.	11,052	376,431
Sysco Corp.	1,597	58,179
Wal-Mart Stores, Inc.	27,639	2,203,104
		4,731,291

8

	Shares	Value
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	6,089	$266,272
ConAgra Foods, Inc.	17,591	536,701
General Mills, Inc.	25,496	1,351,798
Keurig Green Mountain, Inc.	3,788	354,860
Tyson Foods, Inc., Class A	43,164	1,811,593
		4,321,224
GAS UTILITIES — 0.1%
Questar Corp.	7,324	177,827
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.2%
Abbott Laboratories	25,155	974,505
Boston Scientific Corp.(1)	14,676	185,064
C.R. Bard, Inc.	1,466	201,326
Covidien plc	1,399	99,679
Medtronic, Inc.	45,746	2,690,780
ResMed, Inc.	9,989	497,951
Stryker Corp.	5,187	403,289
		5,052,594
HEALTH CARE PROVIDERS AND SERVICES — 3.5%
Aetna, Inc.	18,578	1,327,398
AmerisourceBergen Corp.	41,903	2,731,238
Cardinal Health, Inc.	41,583	2,890,434
Express Scripts Holding Co.(1)	11,969	796,896
UnitedHealth Group, Inc.	4,037	302,936
		8,048,902
HOTELS, RESTAURANTS AND LEISURE — 1.3%
Bally Technologies, Inc.(1)	3,861	251,390
Brinker International, Inc.	1,457	71,597
Cheesecake Factory, Inc. (The)	2,863	128,520
Las Vegas Sands Corp.	543	42,967
Wendy's Co. (The)	27,217	226,173
Wyndham Worldwide Corp.	17,564	1,253,016
Wynn Resorts Ltd.	4,773	973,167
		2,946,830
HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	3,922	333,017
HOUSEHOLD PRODUCTS — 0.9%
Kimberly-Clark Corp.	18,850	2,115,912
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp. (The)	22,048	318,594
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co.	9,438	253,788
INSURANCE — 4.5%
ACE Ltd.	8,567	876,576
Aflac, Inc.	8,831	553,880
American Financial Group, Inc.	5,326	311,198
American International Group, Inc.	30,820	1,637,467
Assurant, Inc.	10,519	709,086

9

	Shares	Value
Chubb Corp. (The)	5,295	$487,564
MetLife, Inc.	9,078	475,233
Principal Financial Group, Inc.	14,223	666,205
Travelers Cos., Inc. (The)	29,586	2,679,900
Unum Group	60,988	2,026,021
		10,423,130
INTERNET AND CATALOG RETAIL — 0.7%
Expedia, Inc.	15,982	1,134,562
Priceline Group, Inc. (The)(1)	194	224,603
TripAdvisor, Inc.(1)	3,171	256,027
		1,615,192
INTERNET SOFTWARE AND SERVICES — 2.5%
AOL, Inc.(1)	4,528	193,844
Facebook, Inc., Class A(1)	27,541	1,646,401
Google, Inc., Class A(1)	2,650	1,417,432
Google, Inc., Class C(1)	2,650	1,395,649
IAC/InterActiveCorp	1,924	127,523
VeriSign, Inc.(1)	20,037	945,345
		5,726,194
IT SERVICES — 3.7%
Accenture plc, Class A	18,042	1,447,329
Alliance Data Systems Corp.(1)	3,190	771,661
Blackhawk Network Holdings, Inc., Class B(1)	1,815	41,799
Cognizant Technology Solutions Corp., Class A(1)	4,721	226,160
Computer Sciences Corp.	4,298	254,356
MasterCard, Inc., Class A	21,140	1,554,847
Visa, Inc., Class A	15,651	3,171,049
Western Union Co. (The)	61,393	974,307
		8,441,508
LEISURE PRODUCTS — 0.3%
Hasbro, Inc.	13,915	768,943
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	9,145	494,196
Thermo Fisher Scientific, Inc.	2,165	246,810
		741,006
MACHINERY — 2.7%
AGCO Corp.	3,221	179,410
Caterpillar, Inc.	15,272	1,609,669
Cummins, Inc.	5,862	884,283
Dover Corp.	29,448	2,544,307
Oshkosh Corp.	1,569	87,095
Parker-Hannifin Corp.	1,356	172,049
Wabtec Corp.	8,841	659,096
		6,135,909
MEDIA — 4.8%
CBS Corp., Class B	7,531	434,991
Comcast Corp., Class A	86,677	4,486,402
Omnicom Group, Inc.	4,959	335,625

10

	Shares	Value
Time Warner Cable, Inc.	7,922	$1,120,646
Time Warner, Inc.	47,005	3,123,952
Viacom, Inc., Class B	11,511	978,205
Walt Disney Co. (The)	6,160	488,734
		10,968,555
METALS AND MINING — 0.1%
Reliance Steel & Aluminum Co.	3,145	222,729
MULTI-UTILITIES — 1.5%
Ameren Corp.	17,511	723,379
CenterPoint Energy, Inc.	57,016	1,411,716
DTE Energy Co.	15,262	1,192,573
Public Service Enterprise Group, Inc.	2,196	89,970
		3,417,638
MULTILINE RETAIL — 1.2%
Dillard's, Inc., Class A	2,769	271,168
Kohl's Corp.	6,637	363,641
Macy's, Inc.	18,024	1,035,119
Target Corp.	16,616	1,026,038
		2,695,966
OIL, GAS AND CONSUMABLE FUELS — 8.3%
Apache Corp.	3,190	276,892
Chesapeake Energy Corp.	7,606	218,672
Chevron Corp.	10,092	1,266,748
ConocoPhillips	37,347	2,775,256
EOG Resources, Inc.	2,818	276,164
Exxon Mobil Corp.	94,398	9,667,299
HollyFrontier Corp.	22,941	1,206,467
Murphy Oil Corp.	7,223	458,155
Occidental Petroleum Corp.	25,549	2,446,317
Peabody Energy Corp.	3,212	61,060
Valero Energy Corp.	8,056	460,562
		19,113,592
PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	42,178	1,967,604
PHARMACEUTICALS — 5.9%
AbbVie, Inc.	32,639	1,699,839
Eli Lilly & Co.	23,862	1,410,244
Hospira, Inc.(1)	7,174	328,569
Johnson & Johnson	50,333	5,098,230
Mylan, Inc.(1)	8,291	421,017
Pfizer, Inc.	144,085	4,506,979
		13,464,878
PROFESSIONAL SERVICES — 0.1%
Equifax, Inc.	2,335	165,341
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
American Tower Corp.	3,561	297,415
Host Hotels & Resorts, Inc.	14,548	312,054
Omega Healthcare Investors, Inc.	3,988	138,703

11

	Shares	Value
Prologis, Inc.	2,830	$114,983
Public Storage	6,190	1,086,407
Simon Property Group, Inc.	1,335	231,222
Weyerhaeuser Co.	2,919	87,132
		2,267,916
ROAD AND RAIL — 1.4%
CSX Corp.	6,126	172,876
Ryder System, Inc.	15,357	1,262,038
Union Pacific Corp.	9,389	1,787,947
		3,222,861
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.8%
Altera Corp.	3,381	109,950
First Solar, Inc.(1)	7,836	528,852
Intel Corp.	21,730	579,974
KLA-Tencor Corp.	5,945	380,421
Marvell Technology Group Ltd.	24,099	382,210
Micron Technology, Inc.(1)	20,514	535,826
NVIDIA Corp.	22,954	423,960
SunPower Corp.(1)	3,606	120,512
Texas Instruments, Inc.	18,154	825,099
Xilinx, Inc.	3,144	148,365
		4,035,169
SOFTWARE — 3.0%
Microsoft Corp.	74,249	2,999,659
Oracle Corp.	75,894	3,102,547
Red Hat, Inc.(1)	792	38,531
Symantec Corp.	37,619	762,913
		6,903,650
SPECIALTY RETAIL — 3.7%
AutoZone, Inc.(1)	789	421,239
Best Buy Co., Inc.	2,903	75,275
Chico's FAS, Inc.	8,118	128,914
Gap, Inc. (The)	28,812	1,132,312
Home Depot, Inc. (The)	60,952	4,846,294
L Brands, Inc.	1,877	101,733
Lowe's Cos., Inc.	18,108	831,338
Murphy USA, Inc.(1)	2,179	92,607
Pier 1 Imports, Inc.	49,102	896,603
		8,526,315
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 5.5%
Apple, Inc.	13,370	7,889,503
EMC Corp.	44,230	1,141,134
Hewlett-Packard Co.	91,393	3,021,453
Seagate Technology plc	6,907	363,170
Western Digital Corp.	1,861	164,010
		12,579,270
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Coach, Inc.	4,071	181,770

12

	Shares	Value
TOBACCO — 0.9%
Altria Group, Inc.	45,563	$1,827,532
Lorillard, Inc.	5,545	329,484
		2,157,016
TOTAL COMMON STOCKS (Cost $145,748,611)		227,676,530
EXCHANGE-TRADED FUNDS — 0.4%
SPDR S&P 500 ETF Trust (Cost $866,135)	5,110	962,877
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $379,778), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $371,953)		371,953
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $304,448), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $297,562)		297,562
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $303,613), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $297,563)		297,563
SSgA U.S. Government Money Market Fund	260,271	260,271
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,227,349)		1,227,349
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $147,842,095)		229,866,756
OTHER ASSETS AND LIABILITIES — (0.1)%		(327,845)
TOTAL NET ASSETS — 100.0%		$229,538,911

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $147,842,095)	$229,866,756
Receivable for capital shares sold	142,287
Dividends and interest receivable	167,046
230,176,089

Liabilities
Payable for capital shares redeemed	409,007
Accrued management fees	185,732
Distribution and service fees payable	42,439
637,178

Net Assets	$229,538,911

Net Assets Consist of:
Capital (par value and paid-in surplus)	$226,025,715
Undistributed net investment income	671,249
Accumulated net realized loss	(79,182,714)
Net unrealized appreciation	82,024,661
$229,538,911

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$76,112,243	3,877,690	$19.63
Institutional Class, $0.01 Par Value	$10,689,044	543,501	$19.67
A Class, $0.01 Par Value	$117,924,292	6,022,103	$19.58*
B Class, $0.01 Par Value	$3,071,083	159,223	$19.29
C Class, $0.01 Par Value	$16,972,853	879,679	$19.29
R Class, $0.01 Par Value	$4,769,396	244,567	$19.50
* Maximum offering price $20.77 (net asset value divided by 0.9425).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,626,975
Interest	108
2,627,083
Expenses:
Management fees	1,124,675
Distribution and service fees:
A Class	148,441
B Class	15,945
C Class	84,495
R Class	12,129
Directors' fees and expenses	4,718
Other expenses	59
1,390,462

Net investment income (loss)	1,236,621

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	14,121,552
Change in net unrealized appreciation (depreciation) on investments	1,731,969

Net realized and unrealized gain (loss)	15,853,521

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,090,142

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$1,236,621	$2,359,078
Net realized gain (loss)	14,121,552	15,335,223
Change in net unrealized appreciation (depreciation)	1,731,969	26,660,396
Net increase (decrease) in net assets resulting from operations	17,090,142	44,354,697

Distributions to Shareholders
From net investment income:
Investor Class	(884,103)	(505,892)
Institutional Class	(143,856)	(124,491)
A Class	(1,093,090)	(1,279,655)
B Class	(5,373)	(32,227)
C Class	(27,587)	(153,858)
R Class	(32,137)	(34,693)
Decrease in net assets from distributions	(2,186,146)	(2,130,816)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(8,594,498)	6,863,937

Net increase (decrease) in net assets	6,309,498	49,087,818

Net Assets
Beginning of period	223,229,413	174,141,595
End of period	$229,538,911	$223,229,413

Undistributed net investment income	$671,249	$1,620,774

See Notes to Financial Statements.

16

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Fundamental Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.800% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 1.00% for the Investor Class, A Class, B Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $40,893,376 and $49,248,801, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	849,303	$16,053,475	2,105,291	$35,157,597
Issued in reinvestment of distributions	45,454	843,629	31,320	469,801
Redeemed	(732,427)	(13,950,240)	(1,001,523)	(16,616,170)
	162,330	2,946,864	1,135,088	19,011,228
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	19,408	369,271	97,765	1,637,665
Issued in reinvestment of distributions	7,739	143,856	8,288	124,491
Redeemed	(49,494)	(942,009)	(161,547)	(2,718,059)
	(22,347)	(428,882)	(55,494)	(955,903)
A Class/Shares Authorized	150,000,000		150,000,000
Sold	381,509	7,250,589	1,060,036	17,404,481
Issued in reinvestment of distributions	54,286	1,006,471	77,769	1,164,981
Redeemed	(918,849)	(17,465,001)	(1,777,030)	(28,895,340)
	(483,054)	(9,207,941)	(639,225)	(10,325,878)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	4,388	82,081	10,530	172,424
Issued in reinvestment of distributions	269	4,937	1,991	29,471
Redeemed	(30,170)	(564,446)	(44,575)	(708,772)
	(25,513)	(477,428)	(32,054)	(506,877)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	48,810	914,044	141,577	2,300,680
Issued in reinvestment of distributions	1,079	19,765	6,759	100,029
Redeemed	(96,316)	(1,799,745)	(246,977)	(4,014,231)
	(46,427)	(865,936)	(98,641)	(1,613,522)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	17,705	335,749	145,612	2,270,986
Issued in reinvestment of distributions	1,739	32,137	2,324	34,693
Redeemed	(48,848)	(929,061)	(65,001)	(1,050,790)
	(29,404)	(561,175)	82,935	1,254,889
Net increase (decrease)	(444,415)	$(8,594,498)	392,609	$6,863,937

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$227,676,530	—	—
Exchange-Traded Funds	962,877	—
Temporary Cash Investments	260,271	$967,078	—
	$228,899,678	$967,078	—

7. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$150,543,176
Gross tax appreciation of investments	$80,462,418
Gross tax depreciation of investments	(1,138,838)
Net tax appreciation (depreciation) of investments	$79,323,580

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2013, the fund had accumulated short-term capital losses of $(89,924,845), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(16,293,618) and $(73,631,227) expire in 2016 and 2017, respectively.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$18.41	0.12	1.32	1.44	(0.22)	$19.63	7.88%	1.00%(4)	1.30%(4)	18%	$76,112
2013	$14.82	0.23	3.55	3.78	(0.19)	$18.41	25.83%	1.01%	1.44%	36%	$68,416
2012	$12.97	0.20	1.81	2.01	(0.16)	$14.82	15.65%	1.01%	1.39%	18%	$38,250
2011	$11.95	0.14	1.02	1.16	(0.14)	$12.97	9.72%	1.01%	1.11%	18%	$45,991
2010	$10.57	0.12	1.40	1.52	(0.14)	$11.95	14.47%	1.02%	1.06%	29%	$41,698
2009	$9.93	0.12	0.66	0.78	(0.14)	$10.57	8.16%	1.01%	1.37%	64%	$37,918
Institutional Class
2014(3)	$18.47	0.14	1.32	1.46	(0.26)	$19.67	7.96%	0.80%(4)	1.50%(4)	18%	$10,689
2013	$14.85	0.27	3.55	3.82	(0.20)	$18.47	26.06%	0.81%	1.64%	36%	$10,451
2012	$12.99	0.21	1.83	2.04	(0.18)	$14.85	15.93%	0.81%	1.59%	18%	$9,225
2011	$11.96	0.17	1.02	1.19	(0.16)	$12.99	10.02%	0.81%	1.31%	18%	$103
2010	$10.59	0.15	1.38	1.53	(0.16)	$11.96	14.57%	0.82%	1.26%	29%	$120
2009	$9.94	0.16	0.65	0.81	(0.16)	$10.59	8.47%	0.81%	1.57%	64%	$274

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$18.35	0.10	1.30	1.40	(0.17)	$19.58	7.69%	1.25%(4)	1.05%(4)	18%	$117,924
2013	$14.80	0.20	3.53	3.73	(0.18)	$18.35	25.51%	1.26%	1.19%	36%	$119,358
2012	$12.94	0.16	1.82	1.98	(0.12)	$14.80	15.48%	1.26%	1.14%	18%	$105,718
2011	$11.93	0.11	1.01	1.12	(0.11)	$12.94	9.38%	1.26%	0.86%	18%	$106,159
2010	$10.56	0.09	1.39	1.48	(0.11)	$11.93	14.10%	1.27%	0.81%	29%	$129,960
2009	$9.91	0.11	0.66	0.77	(0.12)	$10.56	8.00%	1.26%	1.12%	64%	$159,959
B Class
2014(3)	$18.00	0.03	1.29	1.32	(0.03)	$19.29	7.34%	2.00%(4)	0.30%(4)	18%	$3,071
2013	$14.60	0.08	3.47	3.55	(0.15)	$18.00	24.56%	2.01%	0.44%	36%	$3,326
2012	$12.77	0.06	1.80	1.86	(0.03)	$14.60	14.60%	2.01%	0.39%	18%	$3,165
2011	$11.77	0.01	1.00	1.01	(0.01)	$12.77	8.59%	2.01%	0.11%	18%	$3,133
2010	$10.42	0.01	1.37	1.38	(0.03)	$11.77	13.23%	2.02%	0.06%	29%	$3,838
2009	$9.78	0.03	0.66	0.69	(0.05)	$10.42	7.17%	2.01%	0.37%	64%	$4,043
C Class
2014(3)	$18.01	0.03	1.28	1.31	(0.03)	$19.29	7.28%	2.00%(4)	0.30%(4)	18%	$16,973
2013	$14.61	0.07	3.48	3.55	(0.15)	$18.01	24.54%	2.01%	0.44%	36%	$16,679
2012	$12.78	0.05	1.81	1.86	(0.03)	$14.61	14.59%	2.01%	0.39%	18%	$14,967
2011	$11.77	0.01	1.01	1.02	(0.01)	$12.78	8.68%	2.01%	0.11%	18%	$13,990
2010	$10.42	0.01	1.37	1.38	(0.03)	$11.77	13.23%	2.02%	0.06%	29%	$14,816
2009	$9.79	0.03	0.65	0.68	(0.05)	$10.42	7.06%	2.01%	0.37%	64%	$15,311

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$18.25	0.08	1.29	1.37	(0.12)	$19.50	7.57%	1.50%(4)	0.80%(4)	18%	$4,769
2013	$14.74	0.15	3.53	3.68	(0.17)	$18.25	25.25%	1.51%	0.94%	36%	$5,000
2012	$12.90	0.13	1.80	1.93	(0.09)	$14.74	15.09%	1.51%	0.89%	18%	$2,817
2011	$11.89	0.08	1.00	1.08	(0.07)	$12.90	9.14%	1.51%	0.61%	18%	$2,456
2010	$10.52	0.06	1.39	1.45	(0.08)	$11.89	13.86%	1.52%	0.56%	29%	$2,624
2009	$9.88	0.06	0.68	0.74	(0.10)	$10.52	7.64%	1.51%	0.87%	64%	$2,650

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

26

Notes

27

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82265 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCGX	5.89%	18.98%	17.33%	8.08%	13.46%	6/30/71(2)
Russell 1000 Growth Index	—	6.95%	20.66%	19.45%	7.98%	N/A(3)	—
Institutional Class	TWGIX	6.01%	19.22%	17.57%	8.30%	6.47%	6/16/97
A Class(4)	TCRAX						6/4/97
No sales charge*		5.77%	18.68%	17.05%	7.82%	6.32%
With sales charge*		-0.32%	11.87%	15.68%	7.18%	5.94%
C Class	TWRCX						3/1/10
No sales charge*		5.39%	17.81%	—	—	12.89%
With sales charge*		4.40%	17.81%	—	—	12.89%
R Class	AGWRX	5.63%	18.37%	16.75%	7.54%	7.74%	8/29/03
R6 Class	AGRDX	6.08%	—	—	—	13.86%(1)	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.

(3)	Benchmark data first available December 1978.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.97%	0.77%	1.22%	1.97%	1.47%	0.62%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Google, Inc.*	4.8%
Oracle Corp.	3.6%
PepsiCo, Inc.	3.5%
Comcast Corp., Class A	3.4%
Schlumberger Ltd.	2.7%
Visa, Inc., Class A	2.7%
QUALCOMM, Inc.	2.6%
Apple, Inc.	2.6%
United Technologies Corp.	2.3%
Honeywell International, Inc.	2.3%
* Includes all classes of the issuer.

Top Five Industries	% of net assets
Aerospace and Defense	7.3%
Media	6.3%
Software	6.2%
Internet Software and Services	6.1%
Technology Hardware, Storage and Peripherals	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,058.90	$4.95	0.97%
Institutional Class	$1,000	$1,060.10	$3.93	0.77%
A Class	$1,000	$1,057.70	$6.22	1.22%
C Class	$1,000	$1,053.90	$10.03	1.97%
R Class	$1,000	$1,056.30	$7.49	1.47%
R6 Class	$1,000	$1,060.80	$3.17	0.62%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
Institutional Class	$1,000	$1,020.98	$3.86	0.77%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R6 Class	$1,000	$1,021.72	$3.11	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE AND DEFENSE — 7.3%
Boeing Co. (The)	1,244,500	$160,565,390
Honeywell International, Inc.	2,511,700	233,336,930
Precision Castparts Corp.	464,000	117,433,760
United Technologies Corp.	2,017,500	238,730,775
		750,066,855
AIRLINES — 0.7%
Alaska Air Group, Inc.	811,400	76,336,512
AUTO COMPONENTS — 1.6%
BorgWarner, Inc.	2,698,300	167,672,362
AUTOMOBILES — 1.2%
Harley-Davidson, Inc.	1,602,300	118,474,062
BANKS — 1.5%
SunTrust Banks, Inc.	3,891,600	148,892,616
BEVERAGES — 3.9%
Brown-Forman Corp., Class B	501,800	45,021,496
PepsiCo, Inc.	4,142,100	355,764,969
		400,786,465
BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc.(1)	710,000	112,322,000
Biogen Idec, Inc.(1)	239,700	68,822,664
Gilead Sciences, Inc.(1)	997,100	78,262,379
Incyte Corp. Ltd.(1)	540,700	26,256,392
Regeneron Pharmaceuticals, Inc.(1)	157,000	46,611,730
		332,275,165
CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	3,024,000	158,306,400
State Street Corp.	697,700	45,043,512
		203,349,912
CHEMICALS — 3.7%
Dow Chemical Co. (The)	865,000	43,163,500
LyondellBasell Industries NV, Class A	1,835,200	169,756,000
Monsanto Co.	1,535,800	170,013,060
		382,932,560
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Tyco International Ltd.	3,025,800	123,755,220
COMMUNICATIONS EQUIPMENT — 2.9%
Ciena Corp.(1)	1,678,600	33,185,922
QUALCOMM, Inc.	3,389,000	266,748,190
		299,934,112

7

	Shares	Value
CONSUMER FINANCE — 1.8%
American Express Co.	2,055,900	$179,747,337
ELECTRICAL EQUIPMENT — 1.5%
Rockwell Automation, Inc.	1,304,600	155,482,228
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Trimble Navigation Ltd.(1)	1,311,100	50,385,573
ENERGY EQUIPMENT AND SERVICES — 3.8%
Core Laboratories NV	221,500	41,571,120
Oceaneering International, Inc.	966,000	70,788,480
Schlumberger Ltd.	2,726,000	276,825,300
		389,184,900
FOOD PRODUCTS — 4.3%
General Mills, Inc.	3,955,800	209,736,516
Hershey Co. (The)	731,000	70,351,440
Mead Johnson Nutrition Co.	1,850,866	163,357,433
		443,445,389
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
C.R. Bard, Inc.	1,040,900	142,946,797
DENTSPLY International, Inc.	1,431,539	63,889,585
DexCom, Inc.(1)	543,100	17,618,164
IDEXX Laboratories, Inc.(1)	416,600	52,674,904
		277,129,450
HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Cardinal Health, Inc.	1,226,500	85,254,015
Express Scripts Holding Co.(1)	1,216,000	80,961,280
		166,215,295
HOTELS, RESTAURANTS AND LEISURE — 3.9%
Chipotle Mexican Grill, Inc.(1)	203,900	101,644,150
Las Vegas Sands Corp.	1,575,400	124,661,402
Marriott International, Inc., Class A	2,923,800	169,375,734
		395,681,286
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	1,265,000	87,297,650
INTERNET AND CATALOG RETAIL — 1.4%
Priceline Group, Inc. (The)(1)	124,100	143,676,775
INTERNET SOFTWARE AND SERVICES — 6.1%
Facebook, Inc., Class A(1)	2,223,600	132,926,808
Google, Inc., Class A(1)	462,200	247,221,536
Google, Inc., Class C(1)	462,200	243,422,252
		623,570,596
IT SERVICES — 4.0%
MasterCard, Inc., Class A	1,817,200	133,655,060
Visa, Inc., Class A	1,359,400	275,428,034
		409,083,094
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Waters Corp.(1)	804,800	79,304,992

8

	Shares	Value
MACHINERY — 2.7%
Parker-Hannifin Corp.	1,226,500	$155,618,320
WABCO Holdings, Inc.(1)	633,500	67,790,835
Wabtec Corp.	745,900	55,606,845
		279,016,000
MEDIA — 6.3%
CBS Corp., Class B	1,425,200	82,319,552
Comcast Corp., Class A	6,647,652	344,082,468
Scripps Networks Interactive, Inc. Class A	1,132,345	85,005,139
Viacom, Inc., Class B	1,533,900	130,350,822
		641,757,981
OIL, GAS AND CONSUMABLE FUELS — 2.7%
EOG Resources, Inc.	1,657,200	162,405,600
Noble Energy, Inc.	1,643,200	117,948,896
		280,354,496
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	944,100	68,513,337
PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	3,320,300	166,313,827
Johnson & Johnson	1,914,600	193,929,834
Perrigo Co. plc	573,200	83,033,752
Teva Pharmaceutical Industries Ltd. ADR	411,200	20,091,232
Zoetis, Inc.	2,015,200	60,979,952
		524,348,597
ROAD AND RAIL — 1.9%
Union Pacific Corp.	1,001,200	190,658,516
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Linear Technology Corp.	2,490,500	110,827,250
Microchip Technology, Inc.	1,185,500	56,358,670
		167,185,920
SOFTWARE — 6.2%
Check Point Software Technologies Ltd.(1)	822,900	52,714,974
Electronic Arts, Inc.(1)	3,272,100	92,600,430
Microsoft Corp.	1,902,600	76,865,040
Oracle Corp.	8,948,900	365,831,032
Varonis Systems, Inc.(1)	344,400	8,702,988
VMware, Inc., Class A(1)	368,100	34,052,931
		630,767,395
SPECIALTY RETAIL — 3.4%
AutoZone, Inc.(1)	230,500	123,061,645
Home Depot, Inc. (The)	2,866,400	227,907,464
		350,969,109
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 5.5%
Apple, Inc.	443,300	261,586,897
Hewlett-Packard Co.	3,170,000	104,800,200
SanDisk Corp.	1,369,100	116,332,427
Western Digital Corp.	942,300	83,044,899
		565,764,423
9

	Shares	Value
TEXTILES, APPAREL AND LUXURY GOODS — 0.7%
Hanesbrands, Inc.	837,700	$68,766,793
TOTAL COMMON STOCKS (Cost $7,960,923,979)		10,172,782,973
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $10,558,920), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $10,341,380)		10,341,371
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $8,464,543), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $8,273,096)		8,273,096
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $8,441,319), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $8,273,101)		8,273,096
SSgA U.S. Government Money Market Fund	7,236,191	7,236,191
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,123,754)		34,123,754
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $7,995,047,733)		10,206,906,727
OTHER ASSETS AND LIABILITIES — 0.3%		25,629,902
TOTAL NET ASSETS — 100.0%		$10,232,536,629

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,995,047,733)	$10,206,906,727
Receivable for investments sold	100,314,341
Receivable for capital shares sold	3,812,263
Dividends and interest receivable	6,244,143
10,317,277,474

Liabilities
Payable for investments purchased	69,252,706
Payable for capital shares redeemed	7,600,576
Accrued management fees	7,653,009
Distribution and service fees payable	234,554
84,740,845

Net Assets	$10,232,536,629

Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,033,522,153
Undistributed net investment income	22,524,833
Undistributed net realized gain	964,630,536
Net unrealized appreciation	2,211,859,107
$10,232,536,629

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$6,465,727,054	196,397,546	$32.92
Institutional Class, $0.01 Par Value	$2,355,576,011	70,747,550	$33.30
A Class, $0.01 Par Value	$788,865,158	24,440,494	$32.28*
C Class, $0.01 Par Value	$12,611,025	394,386	$31.98
R Class, $0.01 Par Value	$147,806,860	4,623,196	$31.97
R6 Class, $0.01 Par Value	$461,950,521	13,877,865	$33.29
* Maximum offering price $34.25 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $31,965)	$70,405,814
Interest	5,895
70,411,709

Expenses:
Management fees	46,260,463
Distribution and service fees:
A Class	999,811
C Class	70,865
R Class	370,886
Directors' fees and expenses	163,672
Other expenses	85
47,865,782

Net investment income (loss)	22,545,927

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	980,113,012
Futures contract transactions	600,581
980,713,593

Change in net unrealized appreciation (depreciation) on:
Investments	(413,949,583)
Translation of assets and liabilities in foreign currencies	31
(413,949,552)

Net realized and unrealized gain (loss)	566,764,041

Net Increase (Decrease) in Net Assets Resulting from Operations	$589,309,968

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$22,545,927	$69,228,240
Net realized gain (loss)	980,713,593	588,359,957
Change in net unrealized appreciation (depreciation)	(413,949,552)	1,482,465,638
Net increase (decrease) in net assets resulting from operations	589,309,968	2,140,053,835

Distributions to Shareholders
From net investment income:
Investor Class	(22,778,518)	(50,120,015)
Institutional Class	(15,873,908)	(20,798,230)
A Class	(888,505)	(5,972,503)
C Class	—	(86,748)
R Class	—	(890,390)
R6 Class	(106,884)	—
From net realized gains:
Investor Class	(363,165,530)	(177,112,333)
Institutional Class	(162,417,278)	(69,134,932)
A Class	(46,907,160)	(22,912,075)
C Class	(847,836)	(448,307)
R Class	(8,690,601)	(3,737,327)
R6 Class	(862,082)	—
Decrease in net assets from distributions	(622,538,302)	(351,212,860)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	103,694,116	(288,999,763)

Net increase (decrease) in net assets	70,465,782	1,499,841,212

Net Assets
Beginning of period	10,162,070,847	8,662,229,635
End of period	$10,232,536,629	$10,162,070,847

Undistributed net investment income	$22,524,833	$39,626,721

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

14

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of NT Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.800% for the Institutional Class and 0.450% to 0.650% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 0.97% for the Investor Class, A Class, C Class and R Class, 0.77% for the Institutional Class and 0.62% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $4,520,568,085 and $4,821,180,920, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	8,151,628	$267,912,685	15,758,673	$458,269,744
Issued in reinvestment of distributions	11,936,476	375,640,787	8,131,994	221,190,187
Redeemed	(14,844,054)	(486,331,697)	(36,318,749)	(1,071,846,016)
	5,244,050	157,221,775	(12,428,082)	(392,386,085)
Institutional Class/Shares Authorized	345,000,000		345,000,000
Sold	7,678,261	254,869,426	24,000,053	708,413,723
Issued in reinvestment of distributions	5,462,288	173,755,364	3,154,202	86,645,932
Redeemed	(27,260,263)	(902,704,480)	(22,931,725)	(681,198,270)
	(14,119,714)	(474,079,690)	4,222,530	113,861,385
A Class/Shares Authorized	310,000,000		310,000,000
Sold	1,517,296	48,599,762	4,360,740	123,057,542
Issued in reinvestment of distributions	1,452,224	44,844,664	1,010,735	27,006,835
Redeemed	(3,711,881)	(119,679,784)	(6,160,662)	(178,220,923)
	(742,361)	(26,235,358)	(789,187)	(28,156,546)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	14,437	454,196	38,712	1,107,256
Issued in reinvestment of distributions	19,381	594,604	12,908	344,918
Redeemed	(88,809)	(2,819,075)	(124,341)	(3,565,181)
	(54,991)	(1,770,275)	(72,721)	(2,113,007)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	338,622	10,822,968	1,135,215	32,171,052
Issued in reinvestment of distributions	276,271	8,459,424	167,967	4,457,853
Redeemed	(510,484)	(16,340,317)	(1,080,129)	(30,973,232)
	104,409	2,942,075	223,053	5,655,673
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	14,026,841	465,775,114	466,448	14,535,460
Issued in reinvestment of distributions	30,490	968,966	—	—
Redeemed	(633,692)	(21,128,491)	(12,222)	(396,643)
	13,423,639	445,615,589	454,226	14,138,817
Net increase (decrease)	3,855,032	$103,694,116	(8,390,181)	$(288,999,763)

(1)	July 26, 2013 (commencement of sale) through October 31, 2013 for the R6 Class.

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$10,172,782,973	—	—
Temporary Cash Investments	7,236,191	$26,887,563	—
	$10,180,019,164	$26,887,563	—

7. Derivative Instruments
Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2014, the effect of equity price risk derivative instruments on the Statement of Operations was $600,581 in net realized gain (loss) on futures contract transactions.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,002,261,043
Gross tax appreciation of investments	$2,254,572,264
Gross tax depreciation of investments	(49,926,580)
Net tax appreciation (depreciation) of investments	$2,204,645,684

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$33.10	0.07	1.79	1.86	(0.12)	(1.92)	(2.04)	$32.92	5.89%	0.97%(4)	0.41%(4)	44%	$6,465,727
2013	$27.48	0.21	6.53	6.74	(0.25)	(0.87)	(1.12)	$33.10	25.42%	0.97%	0.71%	67%	$6,327,674
2012	$25.88	0.14	2.50	2.64	(0.13)	(0.91)	(1.04)	$27.48	10.67%	0.97%	0.54%	74%	$5,593,916
2011	$24.00	0.16	1.81	1.97	(0.09)	–	(0.09)	$25.88	8.20%	0.98%	0.58%	79%	$5,377,431
2010	$20.28	0.10	3.68	3.78	(0.06)	–	(0.06)	$24.00	18.65%	1.00%	0.43%	86%	$4,440,152
2009	$17.69	0.09	2.58	2.67	(0.08)	–	(0.08)	$20.28	15.25%	1.00%	0.50%	114%	$3,372,274
Institutional Class
2014(3)	$33.49	0.10	1.82	1.92	(0.19)	(1.92)	(2.11)	$33.30	6.01%	0.77%(4)	0.61%(4)	44%	$2,355,576
2013	$27.75	0.27	6.60	6.87	(0.26)	(0.87)	(1.13)	$33.49	25.68%	0.77%	0.91%	67%	$2,842,185
2012	$26.13	0.20	2.51	2.71	(0.18)	(0.91)	(1.09)	$27.75	10.86%	0.77%	0.74%	74%	$2,237,708
2011	$24.23	0.20	1.84	2.04	(0.14)	–	(0.14)	$26.13	8.42%	0.78%	0.78%	79%	$2,080,463
2010	$20.47	0.14	3.72	3.86	(0.10)	–	(0.10)	$24.23	18.90%	0.80%	0.63%	86%	$1,106,748
2009	$17.86	0.12	2.61	2.73	(0.12)	–	(0.12)	$20.47	15.45%	0.80%	0.70%	114%	$549,496

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2014(3)	$32.45	0.03	1.76	1.79	(0.04)	(1.92)	(1.96)	$32.28	5.77%	1.22%(4)	0.16%(4)	44%	$788,865
2013	$27.00	0.13	6.42	6.55	(0.23)	(0.87)	(1.10)	$32.45	25.14%	1.22%	0.46%	67%	$817,166
2012	$25.45	0.07	2.46	2.53	(0.07)	(0.91)	(0.98)	$27.00	10.37%	1.22%	0.29%	74%	$701,313
2011	$23.60	0.08	1.79	1.87	(0.02)	–	(0.02)	$25.45	7.93%	1.23%	0.33%	79%	$628,634
2010	$19.94	0.04	3.62	3.66	–(6)	–	–(6)	$23.60	18.37%	1.25%	0.18%	86%	$369,142
2009	$17.40	0.04	2.54	2.58	(0.04)	–	(0.04)	$19.94	14.99%	1.25%	0.25%	114%	$214,371
C Class
2014(3)	$32.24	(0.09)	1.75	1.66	–	(1.92)	(1.92)	$31.98	5.39%	1.97%(4)	(0.59)%(4)	44%	$12,611
2013	$26.98	(0.08)	6.38	6.30	(0.17)	(0.87)	(1.04)	$32.24	24.16%	1.97%	(0.29)%	67%	$14,489
2012	$25.55	(0.12)	2.46	2.34	–	(0.91)	(0.91)	$26.98	9.55%	1.97%	(0.46)%	74%	$14,084
2011	$23.85	(0.12)	1.82	1.70	–	–	–	$25.55	7.13%	1.98%	(0.42)%	79%	$14,730
2010(7)	$22.10	(0.10)	1.85	1.75	–	–	–	$23.85	7.92%	2.00%(4)	(0.66)%(4)	86%(8)	$6,219
R Class
2014(3)	$32.16	(0.01)	1.74	1.73	–	(1.92)	(1.92)	$31.97	5.63%	1.47%(4)	(0.09)%(4)	44%	$147,807
2013	$26.82	0.06	6.36	6.42	(0.21)	(0.87)	(1.08)	$32.16	24.80%	1.47%	0.21%	67%	$145,337
2012	$25.28	0.01	2.44	2.45	–(6)	(0.91)	(0.91)	$26.82	10.12%	1.47%	0.04%	74%	$115,208
2011	$23.49	–(6)	1.79	1.79	–	–	–	$25.28	7.62%	1.48%	0.08%	79%	$79,569
2010	$19.90	(0.02)	3.61	3.59	–	–	–	$23.49	18.10%	1.50%	(0.07)%	86%	$20,325
2009	$17.35	(0.01)	2.56	2.55	–(6)	–	–(6)	$19.90	14.67%	1.50%	0.00%(9)	114%	$7,656

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2014(3)	$33.51	0.05	1.89	1.94	(0.24)	(1.92)	(2.16)	$33.29	6.08%	0.62%(4)	0.76%(4)	44%	$461,951
2013(10)	$31.22	0.05	2.24	2.29	–	–	–	$33.51	7.34%	0.62%(4)	0.64%(4)	67%(11)	$15,219

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	Per-share amount was less than $0.005.

(7)	March 1, 2010 (commencement of sale) through October 31, 2010.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.

(9)	Ratio was less than 0.005%.

(10)	July 26, 2013 (commencement of sale) through October 31, 2013.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82264 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Heritage Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWHIX	1.08%	16.80%	18.29%	11.93%	11.70%	11/10/87
Russell Midcap Growth Index	—	6.04%	20.62%	21.08%	9.62%	11.16%(2)	—
Russell Midcap Index	—	7.76%	21.25%	21.86%	10.39%	12.41%(2)	—
Institutional Class	ATHIX	1.16%	17.04%	18.52%	12.15%	9.28%	6/16/97
A Class(3)	ATHAX						7/11/97
No sales charge*		0.91%	16.47%	17.98%	11.64%	8.52%
With sales charge*		-4.90%	9.78%	16.58%	10.99%	8.14%
B Class	ATHBX						9/28/07
No sales charge*		0.56%	15.62%	17.11%	—	4.73%
With sales charge*		-4.44%	11.62%	17.00%	—	4.73%
C Class	AHGCX						6/26/01
No sales charge*		0.56%	15.64%	17.11%	10.81%	6.94%
With sales charge*		-0.30%	15.64%	17.11%	10.81%	6.94%
R Class	ATHWX	0.83%	16.21%	17.68%	—	5.25%	9/28/07
R6 Class	ATHDX	1.23%	—	—	—	8.78%(1)	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 10/31/87, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.00%	0.80%	1.25%	2.00%	2.00%	1.50%	0.65%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Actavis plc	3.3%
SBA Communications Corp., Class A	2.8%
Electronic Arts, Inc.	2.6%
Canadian Pacific Railway Ltd. New York Shares	2.5%
Alliance Data Systems Corp.	2.3%
Constellation Brands, Inc., Class A	2.1%
Teleflex, Inc.	2.0%
Affiliated Managers Group, Inc.	2.0%
Concho Resources, Inc.	1.8%
BorgWarner, Inc.	1.8%

Top Five Industries	% of net assets
Pharmaceuticals	6.6%
Machinery	5.3%
Specialty Retail	5.2%
Oil, Gas and Consumable Fuels	4.8%
Textiles, Apparel and Luxury Goods	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.1%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,010.80	$4.99	1.00%
Institutional Class	$1,000	$1,011.60	$3.99	0.80%
A Class	$1,000	$1,009.10	$6.23	1.25%
B Class	$1,000	$1,005.60	$9.95	2.00%
C Class	$1,000	$1,005.60	$9.95	2.00%
R Class	$1,000	$1,008.30	$7.47	1.50%
R6 Class	$1,000	$1,012.30	$3.24	0.65%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
R6 Class	$1,000	$1,021.57	$3.26	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE AND DEFENSE — 1.5%
Alliant Techsystems, Inc.	241,931	$34,891,289
B/E Aerospace, Inc.(1)	609,800	53,522,146
		88,413,435
AIRLINES — 1.0%
Spirit Airlines, Inc.(1)	1,061,600	60,341,344
AUTO COMPONENTS — 1.8%
BorgWarner, Inc.	1,666,318	103,545,001
AUTOMOBILES — 2.0%
Harley-Davidson, Inc.	942,128	69,660,944
Tesla Motors, Inc.(1)	67,100	13,949,419
Thor Industries, Inc.	577,400	35,146,338
		118,756,701
BANKS — 2.5%
East West Bancorp., Inc.	1,253,199	43,247,898
Signature Bank(1)	327,353	38,896,083
SVB Financial Group(1)	634,687	67,714,756
		149,858,737
BEVERAGES — 3.9%
Brown-Forman Corp., Class B	792,170	71,073,492
Constellation Brands, Inc., Class A(1)	1,585,200	126,562,368
Monster Beverage Corp.(1)	463,100	31,009,176
		228,645,036
BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	243,100	38,458,420
BioMarin Pharmaceutical, Inc.(1)	692,177	40,305,467
Regeneron Pharmaceuticals, Inc.(1)	98,498	29,243,071
		108,006,958
BUILDING PRODUCTS — 3.3%
Allegion plc	1,169,100	57,695,085
Fortune Brands Home & Security, Inc.	1,793,548	71,472,888
Lennox International, Inc.	782,067	65,560,676
		194,728,649
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.(1)	604,900	119,891,180
KKR & Co. LP	1,241,575	28,196,168
Lazard Ltd. Class A	267,259	12,574,536
		160,661,884
CHEMICALS — 3.1%
FMC Corp.	1,158,123	89,175,471
Sherwin-Williams Co. (The)	287,489	57,451,802
Westlake Chemical Corp.	514,126	36,605,771
		183,233,044

8

	Shares	Value
COMMERCIAL SERVICES AND SUPPLIES — 1.5%
KAR Auction Services, Inc.	1,116,600	$33,252,348
Stericycle, Inc.(1)	486,493	56,647,245
		89,899,593
CONSTRUCTION AND ENGINEERING — 2.0%
MasTec, Inc.(1)	1,615,840	63,954,947
Quanta Services, Inc.(1)	1,570,561	55,409,392
		119,364,339
CONSUMER FINANCE — 1.5%
Discover Financial Services	1,087,699	60,802,374
Santander Consumer USA Holdings, Inc.(1)	1,269,047	28,858,129
		89,660,503
CONTAINERS AND PACKAGING — 0.4%
Ball Corp.	401,321	22,550,227
DISTRIBUTORS — 1.4%
LKQ Corp.(1)	2,737,600	79,718,912
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
tw telecom, inc., Class A(1)	1,921,358	58,966,477
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	767,300	95,582,561
ENERGY EQUIPMENT AND SERVICES — 1.6%
Dril-Quip, Inc.(1)	436,205	49,343,509
Frank's International NV	1,185,267	32,511,874
Patterson-UTI Energy, Inc.	454,200	14,775,126
		96,630,509
FOOD AND STAPLES RETAILING — 2.8%
Costco Wholesale Corp.	811,708	93,898,381
Sprouts Farmers Market, Inc.(1)	1,251,700	40,016,849
United Natural Foods, Inc.(1)	488,600	33,728,058
		167,643,288
FOOD PRODUCTS — 0.9%
Hain Celestial Group, Inc. (The)(1)	641,408	55,173,916
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Cooper Cos., Inc. (The)	234,988	30,997,267
Teleflex, Inc.	1,181,284	120,597,284
		151,594,551
HEALTH CARE PROVIDERS AND SERVICES — 1.6%
AmerisourceBergen Corp.	1,473,200	96,023,176
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.(1)	712,828	36,568,076
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Chipotle Mexican Grill, Inc.(1)	120,000	59,820,000
Dunkin' Brands Group, Inc.	940,500	42,802,155
Noodles & Co.(1)	963,385	31,589,394
		134,211,549
HOUSEHOLD DURABLES — 1.2%
Harman International Industries, Inc.	142,700	15,641,347

9

	Shares	Value
Mohawk Industries, Inc.(1)	434,100	$57,479,181
		73,120,528
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	424,811	29,316,207

INTERNET AND CATALOG RETAIL — 1.7%
Netflix, Inc.(1)	59,100	19,032,564
TripAdvisor, Inc.(1)	1,000,800	80,804,592
		99,837,156
INTERNET SOFTWARE AND SERVICES — 2.4%
CoStar Group, Inc.(1)	520,311	83,712,837
LinkedIn Corp., Class A(1)	371,070	56,948,113
		140,660,950
IT SERVICES — 2.3%
Alliance Data Systems Corp.(1)	569,124	137,671,096
LEISURE PRODUCTS — 0.9%
Polaris Industries, Inc.	399,000	53,597,670
LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Covance, Inc.(1)	747,410	65,981,355
MACHINERY — 5.3%
Flowserve Corp.	1,238,094	90,442,767
Middleby Corp.(1)	307,400	77,612,352
Pentair Ltd.	1,019,400	75,731,226
WABCO Holdings, Inc.(1)	645,500	69,074,955
		312,861,300
MEDIA — 2.8%
AMC Networks, Inc.(1)	347,489	22,819,603
Discovery Communications, Inc., Class A(1)	1,048,998	79,618,948
Tribune Co.(1)	806,600	62,713,150
		165,151,701
OIL, GAS AND CONSUMABLE FUELS — 4.8%
Antero Resources Corp.(1)	758,030	49,779,830
Cabot Oil & Gas Corp.	1,032,516	40,557,229
Concho Resources, Inc.(1)	808,800	105,507,960
Gulfport Energy Corp.(1)	414,000	30,499,380
Oasis Petroleum, Inc.(1)	1,204,300	56,011,993
		282,356,392
PHARMACEUTICALS — 6.6%
Actavis plc(1)	948,400	193,786,572
Endo International plc(1)	443,500	27,916,108
Perrigo Co. plc	293,454	42,509,746
Salix Pharmaceuticals Ltd.(1)	512,800	56,408,000
Zoetis, Inc.	2,197,368	66,492,356
		387,112,782
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	300,600	34,836,534
ROAD AND RAIL — 3.9%
Canadian Pacific Railway Ltd. New York Shares	936,946	146,135,467

10

	Shares	Value
Kansas City Southern	805,128	$81,221,313
		227,356,780
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Avago Technologies Ltd.	1,365,300	86,696,550
NXP Semiconductor NV(1)	1,167,184	69,587,510
Xilinx, Inc.	1,103,925	52,094,221
		208,378,281
SOFTWARE — 3.8%
Electronic Arts, Inc.(1)	5,388,900	152,505,870
NetSuite, Inc.(1)	475,727	36,778,454
Splunk, Inc.(1)	635,712	34,690,804
		223,975,128
SPECIALTY RETAIL — 5.2%
Lumber Liquidators Holdings, Inc.(1)	646,524	56,351,032
O'Reilly Automotive, Inc.(1)	553,507	82,356,306
Restoration Hardware Holdings, Inc.(1)	398,203	24,843,885
Ross Stores, Inc.	972,074	66,178,798
Tractor Supply Co.	1,137,594	76,491,821
		306,221,842
TEXTILES, APPAREL AND LUXURY GOODS — 4.5%
Hanesbrands, Inc.	979,796	80,431,454
Kate Spade & Co.(1)	1,195,632	41,572,125
Michael Kors Holdings Ltd.(1)	901,349	82,203,029
Under Armour, Inc., Class A(1)	1,267,996	61,992,324
		266,198,932
WIRELESS TELECOMMUNICATION SERVICES — 2.8%
SBA Communications Corp., Class A(1)	1,826,208	163,920,430
TOTAL COMMON STOCKS (Cost $4,491,016,432)		5,868,333,530
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $10,575,253), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $10,357,375)		10,357,366
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $8,477,636), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $8,285,893)		8,285,893
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $8,454,376), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $8,285,898)		8,285,893
SSgA U.S. Government Money Market Fund	7,243,223	7,243,223
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,172,375)		34,172,375
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,525,188,807)		5,902,505,905
OTHER ASSETS AND LIABILITIES — 0.1%		6,732,952
TOTAL NET ASSETS — 100.0%		$5,909,238,857

Notes to Schedule of Investments

(1)	Non-income producing.
See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,525,188,807)	$5,902,505,905
Foreign currency holdings, at value (cost of $4,294)	4,704
Receivable for investments sold	67,959,803
Receivable for capital shares sold	16,079,772
Dividends and interest receivable	1,194,343
5,987,744,527

Liabilities
Payable for investments purchased	53,000,119
Payable for capital shares redeemed	20,288,083
Accrued management fees	4,868,687
Distribution and service fees payable	348,781
78,505,670

Net Assets	$5,909,238,857

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,942,161,345
Accumulated net investment loss	(17,687,013)
Undistributed net realized gain	607,394,023
Net unrealized appreciation	1,377,370,502
$5,909,238,857

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$4,388,398,046	174,920,787	$25.09
Institutional Class, $0.01 Par Value	$313,436,203	12,092,607	$25.92
A Class, $0.01 Par Value	$1,012,525,269	42,057,398	$24.07*
B Class, $0.01 Par Value	$2,821,798	119,975	$23.52
C Class, $0.01 Par Value	$129,750,941	5,992,229	$21.65
R Class, $0.01 Par Value	$61,467,027	2,530,447	$24.29
R6 Class, $0.01 Par Value	$839,573	32,359	$25.95
* Maximum offering price $25.54 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $133,537)	$13,229,116
Interest	5,007
13,234,123
Expenses:
Management fees	28,136,939
Distribution and service fees:
A Class	1,353,719
B Class	15,161
C Class	679,331
R Class	154,340
Directors' fees and expenses	98,418
Other expenses	391
30,438,299

Net investment income (loss)	(17,204,176)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	669,943,517
Foreign currency transactions	(370,755)
669,572,762

Change in net unrealized appreciation (depreciation) on:
Investments	(589,355,910)
Translation of assets and liabilities in foreign currencies	(476,088)
(589,831,998)

Net realized and unrealized gain (loss)	79,740,764

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,536,588

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$(17,204,176)	$(15,794,803)
Net realized gain (loss)	669,572,762	579,776,023
Change in net unrealized appreciation (depreciation)	(589,831,998)	504,740,345
Net increase (decrease) in net assets resulting from operations	62,536,588	1,068,721,565

Distributions to Shareholders
From net realized gains:
Investor Class	(377,357,294)	(51,872,462)
Institutional Class	(30,282,537)	(4,009,776)
A Class	(140,744,405)	(20,688,083)
B Class	(416,601)	(62,664)
C Class	(19,841,840)	(2,690,270)
R Class	(7,088,192)	(839,874)
R6 Class	(9,153)	—
Decrease in net assets from distributions	(575,740,022)	(80,163,129)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,872,934,237	(258,823,703)

Net increase (decrease) in net assets	1,359,730,803	729,734,733

Net Assets
Beginning of period	4,549,508,054	3,819,773,321
End of period	$5,909,238,857	$4,549,508,054

Accumulated net investment loss	$(17,687,013)	$(482,837)

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

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with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 6% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, B Class, C Class and R Class, 0.80% for the Institutional Class and 0.65% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $2,353,148,512 and $2,544,173,470, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,150,000,000		400,000,000
Sold	12,247,173	$319,403,888	16,795,955	$412,396,030
Issued in connection with reorganization (Note 10)	57,086,650	1,417,578,208	–	–
Issued in reinvestment of distributions	14,781,545	364,365,078	2,209,352	49,666,229
Redeemed	(15,244,871)	(395,817,954)	(24,326,674)	(597,491,711)
	68,870,497	1,705,529,220	(5,321,367)	(135,429,452)
Institutional Class/Shares Authorized	120,000,000		40,000,000
Sold	1,543,923	41,731,542	2,587,620	64,421,636
Issued in connection with reorganization (Note 10)	2,456,543	62,960,928	–	–
Issued in reinvestment of distributions	1,186,665	30,200,632	173,645	4,005,998
Redeemed	(1,421,997)	(37,750,533)	(2,603,496)	(66,934,941)
	3,765,134	97,142,569	157,769	1,492,693
A Class/Shares Authorized	510,000,000		200,000,000
Sold	4,583,322	114,490,475	8,850,144	211,406,392
Issued in connection with reorganization (Note 10)	2,306,433	55,013,464	–	–
Issued in reinvestment of distributions	5,786,878	137,033,276	915,571	19,922,827
Redeemed	(10,383,048)	(260,530,861)	(14,746,186)	(352,236,250)
	2,293,585	46,006,354	(4,980,471)	(120,907,031)
B Class/Shares Authorized	35,000,000		35,000,000
Sold	3,196	81,810	2,503	57,164
Issued in reinvestment of distributions	16,762	388,880	2,775	59,744
Redeemed	(18,029)	(444,235)	(28,873)	(669,324)
	1,929	26,455	(23,595)	(552,416)
C Class/Shares Authorized	85,000,000		35,000,000
Sold	513,287	11,439,329	1,063,202	23,407,917
Issued in connection with reorganization (Note 10)	5,312	114,258	–	–
Issued in reinvestment of distributions	767,435	16,392,408	106,299	2,131,290
Redeemed	(820,772)	(18,376,539)	(1,493,875)	(32,586,225)
	465,262	9,569,456	(324,374)	(7,047,018)
R Class/Shares Authorized	40,000,000		30,000,000
Sold	306,130	7,737,571	732,975	17,538,607
Issued in connection with reorganization (Note 10)	568,103	13,685,676	–	–
Issued in reinvestment of distributions	296,453	7,088,192	38,176	839,874
Redeemed	(592,799)	(14,635,556)	(606,808)	(14,830,736)
	577,887	13,875,883	164,343	3,547,745
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	31,421	825,903	2,514	71,776
Issued in reinvestment of distributions	359	9,153	–	–
Redeemed	(1,935)	(50,756)	–	–
	29,845	784,300	2,514	71,776
Net increase (decrease)	76,004,139	$1,872,934,237	(10,325,181)	$(258,823,703)

(1)	July 26, 2013 (commencement of sale) through October 31, 2013 for the R6 Class.

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6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,868,333,530	—	—
Temporary Cash Investments	7,243,223	$26,929,152	—
	$5,875,576,753	$26,929,152	—

7. Derivative Instruments
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund participated in foreign currency risk derivative instruments during the period consistent with its exposure to foreign denominated securities.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(341,630) in net realized gain (loss) on foreign currency transactions and $(482,668) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors
The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

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9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,530,663,677
Gross tax appreciation of investments	$1,433,234,168
Gross tax depreciation of investments	(61,391,940)
Net tax appreciation (depreciation) of investments	$1,371,842,228

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Reorganization
On September 12, 2013, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of Vista Fund (Vista), one fund in a series issued by the corporation, were transferred to Heritage Fund (Heritage) in exchange for shares of Heritage. The financial statements and performance history of Heritage survived after the reorganization. The reorganization was effective at the close of the NYSE on December 6, 2013.

The reorganization was accomplished by a tax-free exchange of shares. On December 6, 2013, Vista exchanged its shares for shares of Heritage as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
Vista – Investor Class	66,205,582	Heritage – Investor Class	57,086,650
Vista – Institutional Class	2,836,089	Heritage – Institutional Class	2,456,543
Vista – A Class	2,682,028	Heritage – A Class	2,306,433
Vista – C Class	5,555	Heritage – C Class	5,312
Vista – R Class	668,896	Heritage – R Class	568,103

The net assets of Vista and Heritage immediately before the reorganization were $1,549,352,534 and $4,468,145,045, respectively. Vista’s unrealized appreciation of $520,936,072 was combined with that of Heritage. Immediately after the reorganization, the combined net assets were $6,017,497,579.

Assuming the reorganization had been completed on November 1, 2013, the beginning of the annual reporting period, the pro forma results of operations for the six months ended April 30, 2014 are as follows:

Net investment income (loss)	$(17,672,775)
Net realized and unrealized gain (loss)	97,915,390
Net increase (decrease) in net assets resulting from operations	$80,242,615

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Vista that have been included in the fund’s Statement of Operations since December 6, 2013.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$28.45	(0.07)	0.31	0.24	–	(3.60)	(3.60)	$25.09	1.08%	1.00%(4)	(0.54)%(4)	42%	$4,388,398
2013	$22.44	(0.07)	6.55	6.48	–	(0.47)	(0.47)	$28.45	29.43%	1.00%	(0.29)%	70%	$3,016,930
2012	$20.51	(0.06)	1.99	1.93	–	–	–	$22.44	9.41%	1.01%	(0.28)%	72%	$2,499,048
2011	$19.21	(0.07)	1.37	1.30	–	–	–	$20.51	6.77%	1.01%	(0.35)%	95%	$2,395,881
2010	$14.32	(0.07)	4.96	4.89	–	–	–	$19.21	34.15%	1.01%	(0.45)%	114%	$1,886,729
2009	$13.15	(0.02)	1.32	1.30	(0.13)	–	(0.13)	$14.32	10.16%	1.01%	(0.19)%	155%	$1,342,418
Institutional Class
2014(3)	$29.25	(0.04)	0.31	0.27	–	(3.60)	(3.60)	$25.92	1.16%	0.80%(4)	(0.34)%(4)	42%	$313,436
2013	$23.01	(0.02)	6.73	6.71	–	(0.47)	(0.47)	$29.25	29.70%	0.80%	(0.09)%	70%	$243,548
2012	$20.99	(0.01)	2.03	2.02	–	–	–	$23.01	9.62%	0.81%	(0.08)%	72%	$187,984
2011	$19.62	(0.03)	1.40	1.37	–	–	–	$20.99	6.98%	0.81%	(0.15)%	95%	$156,681
2010	$14.60	(0.04)	5.07	5.03	(0.01)	–	(0.01)	$19.62	34.44%	0.81%	(0.25)%	114%	$115,261
2009	$13.41	–(5)	1.34	1.34	(0.15)	–	(0.15)	$14.60	10.33%	0.81%	0.01%	155%	$92,343
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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$27.48	(0.10)	0.29	0.19	–	(3.60)	(3.60)	$24.07	0.91%	1.25%(4)	(0.79)%(4)	42%	$1,012,525
2013	$21.74	(0.13)	6.34	6.21	–	(0.47)	(0.47)	$27.48	29.13%	1.25%	(0.54)%	70%	$1,092,574
2012	$19.92	(0.11)	1.93	1.82	–	–	–	$21.74	9.08%	1.26%	(0.53)%	72%	$972,795
2011	$18.70	(0.12)	1.34	1.22	–	–	–	$19.92	6.58%	1.26%	(0.60)%	95%	$973,051
2010	$13.98	(0.11)	4.83	4.72	–	–	–	$18.70	33.76%	1.26%	(0.70)%	114%	$803,692
2009	$12.84	(0.06)	1.30	1.24	(0.10)	–	(0.10)	$13.98	9.89%	1.26%	(0.44)%	155%	$518,768
B Class
2014(3)	$27.02	(0.19)	0.29	0.10	–	(3.60)	(3.60)	$23.52	0.56%	2.00%(4)	(1.54)%(4)	42%	$2,822
2013	$21.54	(0.30)	6.25	5.95	–	(0.47)	(0.47)	$27.02	28.17%	2.00%	(1.29)%	70%	$3,189
2012	$19.89	(0.27)	1.92	1.65	–	–	–	$21.54	8.30%	2.01%	(1.28)%	72%	$3,051
2011	$18.81	(0.28)	1.36	1.08	–	–	–	$19.89	5.74%	2.01%	(1.35)%	95%	$3,574
2010	$14.16	(0.24)	4.89	4.65	–	–	–	$18.81	32.84%	2.01%	(1.45)%	114%	$3,997
2009	$13.01	(0.16)	1.33	1.17	(0.02)	–	(0.02)	$14.16	8.99%	2.01%	(1.19)%	155%	$3,425
C Class
2014(3)	$25.16	(0.17)	0.26	0.09	–	(3.60)	(3.60)	$21.65	0.56%	2.00%(4)	(1.54)%(4)	42%	$129,751
2013	$20.09	(0.28)	5.82	5.54	–	(0.47)	(0.47)	$25.16	28.10%	2.00%	(1.29)%	70%	$139,064
2012	$18.55	(0.25)	1.79	1.54	–	–	–	$20.09	8.30%	2.01%	(1.28)%	72%	$117,580
2011	$17.55	(0.26)	1.26	1.00	–	–	–	$18.55	5.75%	2.01%	(1.35)%	95%	$115,641
2010	$13.21	(0.22)	4.56	4.34	–	–	–	$17.55	32.85%	2.01%	(1.45)%	114%	$85,381
2009	$12.13	(0.14)	1.24	1.10	(0.02)	–	(0.02)	$13.21	9.07%	2.01%	(1.19)%	155%	$51,745

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$27.72	(0.13)	0.30	0.17	–	(3.60)	(3.60)	$24.29	0.83%	1.50%(4)	(1.04)%(4)	42%	$61,467
2013	$21.99	(0.20)	6.40	6.20	–	(0.47)	(0.47)	$27.72	28.74%	1.50%	(0.79)%	70%	$54,129
2012	$20.20	(0.16)	1.95	1.79	–	–	–	$21.99	8.86%	1.51%	(0.78)%	72%	$39,314
2011	$19.01	(0.18)	1.37	1.19	–	–	–	$20.20	6.26%	1.51%	(0.85)%	95%	$32,023
2010	$14.24	(0.16)	4.93	4.77	–	–	–	$19.01	33.50%	1.51%	(0.95)%	114%	$17,544
2009	$13.08	(0.11)	1.34	1.23	(0.07)	–	(0.07)	$14.24	9.58%	1.51%	(0.69)%	155%	$4,775
R6 Class
2014(3)	$29.25	(0.03)	0.33	0.30	–	(3.60)	(3.60)	$25.95	1.23%	0.65%(4)	(0.19)%(4)	42%	$840
2013(6)	$27.22	–(5)	2.03	2.03	–	–	–	$29.25	7.46%	0.65%(4)	(0.07)%(4)	70%(7)	$74

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

23

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82272 1406

SEMIANNUAL REPORT	APRIL 30, 2014

New Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWNOX	2.01%	18.87%	19.67%	8.15%	7.67%	12/26/96
Russell 2500 Growth Index	—	3.35%	21.77%	21.49%	9.71%	7.84%	—
Institutional Class	TWNIX	2.09%	19.07%	—	—	15.93%	3/1/10
A Class	TWNAX						3/1/10
No sales charge*		1.85%	18.60%	—	—	15.41%
With sales charge*		-4.00%	11.75%	—	—	13.78%
C Class	TWNCX						3/1/10
No sales charge*		1.52%	17.73%	—	—	14.55%
With sales charge*		0.52%	17.73%	—	—	14.55%
R Class	TWNRX	1.77%	18.20%	—	—	15.11%	3/1/10
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.54%	1.34%	1.79%	2.54%	2.04%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
LKQ Corp.	3.7%
FleetCor Technologies, Inc.	2.4%
Middleby Corp.	2.0%
CoStar Group, Inc.	1.6%
Goodyear Tire & Rubber Co. (The)	1.4%
Gulfport Energy Corp.	1.4%
United Rentals, Inc.	1.2%
Ubiquiti Networks, Inc.	1.2%
Aspen Technology, Inc.	1.1%
Hanesbrands, Inc.	1.0%

Top Five Industries	% of net assets
Health Care Equipment and Supplies	5.2%
Biotechnology	4.9%
IT Services	4.6%
Machinery	4.4%
Distributors	4.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Temporary Cash Investments	2.0%
Other Assets and Liabilities	0.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,020.10	$7.51	1.50%
Institutional Class	$1,000	$1,020.90	$6.51	1.30%
A Class	$1,000	$1,018.50	$8.76	1.75%
C Class	$1,000	$1,015.20	$12.49	2.50%
R Class	$1,000	$1,017.70	$10.01	2.00%
Hypothetical
Investor Class	$1,000	$1,017.36	$7.50	1.50%
Institutional Class	$1,000	$1,018.35	$6.51	1.30%
A Class	$1,000	$1,016.12	$8.75	1.75%
C Class	$1,000	$1,012.40	$12.47	2.50%
R Class	$1,000	$1,014.88	$9.99	2.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
AEROSPACE AND DEFENSE — 1.8%
B/E Aerospace, Inc.(1)	19,096	$1,676,056
TransDigm Group, Inc.	9,193	1,635,159
		3,311,215
AIRLINES — 0.9%
Copa Holdings SA Class A	3,600	487,008
Spirit Airlines, Inc.(1)	19,766	1,123,499
		1,610,507
AUTO COMPONENTS — 2.2%
American Axle & Manufacturing Holdings, Inc.(1)	81,520	1,438,828
Goodyear Tire & Rubber Co. (The)	106,154	2,675,081
		4,113,909
BANKS — 2.7%
Cathay General Bancorp.	45,518	1,074,225
Central Pacific Financial Corp.	24,790	465,308
Home Bancshares, Inc.	30,072	953,583
IBERIABANK Corp.	16,560	1,041,624
Renasant Corp.	16,070	437,425
Signature Bank(1)	8,424	1,000,940
		4,973,105
BIOTECHNOLOGY — 4.9%
Aegerion Pharmaceuticals, Inc.(1)	4,720	208,907
Alkermes plc(1)	17,168	794,192
Alnylam Pharmaceuticals, Inc.(1)	9,300	460,629
Celldex Therapeutics, Inc.(1)	14,030	210,450
Cepheid, Inc.(1)	9,769	424,756
Clovis Oncology, Inc.(1)	3,700	200,059
Cubist Pharmaceuticals, Inc.(1)	8,894	623,114
Incyte Corp. Ltd.(1)	15,581	756,613
Insmed, Inc.(1)	4,030	56,178
Intercept Pharmaceuticals, Inc.(1)	1,190	314,303
InterMune, Inc.(1)	16,330	523,866
Isis Pharmaceuticals, Inc.(1)	12,631	336,111
Medivation, Inc.(1)	10,358	623,655
Merrimack Pharmaceuticals, Inc.(1)	11,260	49,431
Neurocrine Biosciences, Inc.(1)	12,240	171,605
NPS Pharmaceuticals, Inc.(1)	12,730	338,873
Opko Health, Inc.(1)	38,380	317,403
Orexigen Therapeutics, Inc.(1)	10,040	56,425
Pharmacyclics, Inc.(1)	7,744	732,428
Puma Biotechnology, Inc.(1)	2,530	191,116
Sarepta Therapeutics, Inc.(1)	5,040	187,135

7

	Shares	Value
Seattle Genetics, Inc.(1)	14,685	$565,079
Theravance, Inc.(1)	11,070	298,004
United Therapeutics Corp.(1)	6,643	664,366
		9,104,698
BUILDING PRODUCTS — 2.5%
Apogee Enterprises, Inc.	29,351	932,482
Fortune Brands Home & Security, Inc.	46,359	1,847,406
Insteel Industries, Inc.	31,750	653,415
Lennox International, Inc.	14,676	1,230,289
		4,663,592
CAPITAL MARKETS — 1.7%
Evercore Partners, Inc., Class A	16,210	866,100
HFF, Inc. Class A	22,460	763,640
Lazard Ltd. Class A	31,003	1,458,691
		3,088,431
CHEMICALS — 2.2%
Cabot Corp.	31,350	1,812,030
Chemtura Corp.(1)	46,120	1,028,476
International Flavors & Fragrances, Inc.	8,927	879,488
PolyOne Corp.	9,150	342,851
		4,062,845
COMMUNICATIONS EQUIPMENT — 1.2%
Ubiquiti Networks, Inc.(1)	56,496	2,188,090
CONSTRUCTION AND ENGINEERING — 1.3%
Chicago Bridge & Iron Co. NV New York Shares	12,930	1,035,305
MasTec, Inc.(1)	35,763	1,415,500
		2,450,805
CONSTRUCTION MATERIALS — 1.4%
Caesarstone Sdot-Yam Ltd.	19,180	1,000,813
Headwaters, Inc.(1)	74,032	923,919
Martin Marietta Materials, Inc.	5,440	676,355
		2,601,087
CONTAINERS AND PACKAGING — 2.0%
Ball Corp.	15,740	884,430
Crown Holdings, Inc.(1)	23,700	1,117,929
Graphic Packaging Holding Co.(1)	110,991	1,138,768
Rock Tenn Co., Class A	5,780	552,626
		3,693,753
DISTRIBUTORS — 4.2%
Core-Mark Holding Co., Inc.	12,380	997,085
LKQ Corp.(1)	235,629	6,861,517
		7,858,602
DIVERSIFIED CONSUMER SERVICES — 1.2%
LifeLock, Inc.(1)	56,123	881,131
Nord Anglia Education, Inc.(1)	72,141	1,431,999
		2,313,130
DIVERSIFIED FINANCIAL SERVICES — 0.9%
CBOE Holdings, Inc.	15,970	852,159

8

	Shares	Value
MarketAxess Holdings, Inc.	16,325	$879,591
		1,731,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, inc., Class A(1)	17,356	532,656
ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	7,640	951,715
EnerSys	17,930	1,211,709
		2,163,424
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.3%
Belden, Inc.	10,776	795,377
FEI Co.	5,900	469,168
Littelfuse, Inc.	17,593	1,593,046
Measurement Specialties, Inc.(1)	14,090	906,691
Methode Electronics, Inc.	16,090	446,337
Trimble Navigation Ltd.(1)	48,184	1,851,711
		6,062,330
ENERGY EQUIPMENT AND SERVICES — 1.5%
Dril-Quip, Inc.(1)	11,613	1,313,662
Matrix Service Co.(1)	15,465	478,951
Oceaneering International, Inc.	12,771	935,859
		2,728,472
FOOD AND STAPLES RETAILING — 1.4%
Rite Aid Corp.(1)	184,010	1,343,273
United Natural Foods, Inc.(1)	19,191	1,324,755
		2,668,028
FOOD PRODUCTS — 1.7%
Hain Celestial Group, Inc. (The)(1)	15,208	1,308,192
J&J Snack Foods Corp.	8,085	756,756
TreeHouse Foods, Inc.(1)	14,852	1,111,524
		3,176,472
HEALTH CARE EQUIPMENT AND SUPPLIES — 5.2%
Align Technology, Inc.(1)	15,630	787,596
Cooper Cos., Inc. (The)	4,204	554,550
Cyberonics, Inc.(1)	5,173	306,035
DexCom, Inc.(1)	11,270	365,599
HeartWare International, Inc.(1)	2,898	246,214
IDEXX Laboratories, Inc.(1)	6,934	876,735
Insulet Corp.(1)	9,160	344,691
Mettler-Toledo International, Inc.(1)	5,645	1,315,962
ResMed, Inc.	17,342	864,499
Sirona Dental Systems, Inc.(1)	7,820	588,220
STERIS Corp.	20,562	988,004
Teleflex, Inc.	16,270	1,661,004
Thoratec Corp.(1)	9,857	323,112
West Pharmaceutical Services, Inc.	10,560	458,093
		9,680,314
HEALTH CARE PROVIDERS AND SERVICES — 2.4%
Brookdale Senior Living, Inc.(1)	15,340	488,426

9

	Shares	Value
Centene Corp.(1)	8,074	$536,113
HealthSouth Corp.	11,127	385,439
Mednax, Inc.(1)	9,680	573,540
MWI Veterinary Supply, Inc.(1)	2,120	332,077
Patterson Cos., Inc.	11,230	457,061
Team Health Holdings, Inc.(1)	10,910	528,917
Tenet Healthcare Corp.(1)	12,830	578,376
Universal Health Services, Inc., Class B	8,330	681,311
		4,561,260
HEALTH CARE TECHNOLOGY — 0.7%
athenahealth, Inc.(1)	4,056	501,484
HMS Holdings Corp.(1)	13,446	217,422
Medidata Solutions, Inc.(1)	15,762	572,318
		1,291,224
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Dunkin' Brands Group, Inc.	24,960	1,135,929
Papa John's International, Inc.	41,094	1,802,383
Six Flags Entertainment Corp.	31,748	1,274,365
		4,212,677
HOUSEHOLD DURABLES — 1.6%
Jarden Corp.(1)	28,690	1,639,634
Standard Pacific Corp.(1)	165,060	1,318,829
		2,958,463
INSURANCE — 0.9%
Allied World Assurance Co. Holdings Ltd.	8,670	933,672
AMERISAFE, Inc.	18,949	808,175
		1,741,847
INTERNET SOFTWARE AND SERVICES — 4.2%
Amber Road, Inc.(1)	40,402	538,155
comScore, Inc.(1)	28,830	903,244
CoStar Group, Inc.(1)	18,538	2,982,579
Envestnet, Inc.(1)	16,830	620,185
Q2 Holdings, Inc.(1)	26,316	323,160
Shutterstock, Inc.(1)	25,413	1,842,697
Web.com Group, Inc.(1)	20,746	637,110
		7,847,130
IT SERVICES — 4.6%
Alliance Data Systems Corp.(1)	5,330	1,289,327
FleetCor Technologies, Inc.(1)	38,421	4,384,989
iGATE Corp.(1)	22,680	830,088
MAXIMUS, Inc.	26,120	1,111,928
Virtusa Corp.(1)	28,712	946,635
		8,562,967
LEISURE PRODUCTS — 1.3%
Brunswick Corp.	32,131	1,291,345
Polaris Industries, Inc.	8,499	1,141,671
		2,433,016

10

	Shares	Value
LIFE SCIENCES TOOLS AND SERVICES — 1.5%
Bruker Corp.(1)	17,328	$357,996
Covance, Inc.(1)	17,210	1,519,299
PAREXEL International Corp.(1)	7,802	353,821
PerkinElmer, Inc.	13,420	563,237
		2,794,353
MACHINERY — 4.4%
ITT Corp.	41,825	1,804,331
Middleby Corp.(1)	14,644	3,697,317
Mueller Water Products, Inc., Class A	128,057	1,167,880
RBC Bearings, Inc.(1)	13,070	813,738
WABCO Holdings, Inc.(1)	7,117	761,590
		8,244,856
MEDIA — 0.8%
AMC Networks, Inc.(1)	17,040	1,119,017
Sinclair Broadcast Group, Inc., Class A	11,746	313,970
		1,432,987
METALS AND MINING — 1.3%
Horsehead Holding Corp.(1)	81,900	1,276,821
Reliance Steel & Aluminum Co.	15,720	1,113,290
		2,390,111
OIL, GAS AND CONSUMABLE FUELS — 2.9%
Athlon Energy, Inc.(1)	44,340	1,791,779
Gulfport Energy Corp.(1)	34,594	2,548,540
Kodiak Oil & Gas Corp.(1)	41,467	527,046
Rosetta Resources, Inc.(1)	11,285	534,232
		5,401,597
PERSONAL PRODUCTS — 0.6%
Herbalife Ltd.	8,834	529,863
Nu Skin Enterprises, Inc., Class A	6,403	557,061
		1,086,924
PHARMACEUTICALS — 2.2%
Endo International plc(1)	14,927	939,580
Jazz Pharmaceuticals plc(1)	7,271	980,858
Medicines Co. (The)(1)	10,439	277,677
Questcor Pharmaceuticals, Inc.	8,070	663,193
Salix Pharmaceuticals Ltd.(1)	10,558	1,161,380
		4,022,688
PROFESSIONAL SERVICES — 2.2%
Huron Consulting Group, Inc.(1)	14,415	1,026,348
Korn/Ferry International(1)	52,330	1,520,186
On Assignment, Inc.(1)	32,463	1,136,205
WageWorks, Inc.(1)	8,880	376,246
		4,058,985
ROAD AND RAIL — 2.5%
Roadrunner Transportation Systems, Inc.(1)	46,030	1,133,719
Saia, Inc.(1)	43,753	1,801,311

11

	Shares	Value
Swift Transportation Co.(1)	72,044	$1,732,658
		4,667,688
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Cavium, Inc.(1)	11,376	482,001
Cree, Inc.(1)	11,110	524,059
Freescale Semiconductor Ltd.(1)	47,160	1,036,105
Photronics, Inc.(1)	85,043	738,173
Skyworks Solutions, Inc.(1)	30,313	1,244,349
SunEdison, Inc.(1)	29,120	559,978
		4,584,665
SOFTWARE — 3.8%
Aspen Technology, Inc.(1)	46,545	2,000,970
Bottomline Technologies, Inc.(1)	24,746	782,963
Interactive Intelligence, Inc.(1)	7,861	491,863
Manhattan Associates, Inc.(1)	21,430	675,688
Monotype Imaging Holdings, Inc.	28,762	759,604
ServiceNow, Inc.(1)	10,600	527,032
Solera Holdings, Inc.	19,850	1,285,883
Splunk, Inc.(1)	11,840	646,109
		7,170,112
SPECIALTY RETAIL — 3.6%
Brown Shoe Co., Inc.	43,910	1,035,837
Cabela's, Inc.(1)	13,234	868,283
Foot Locker, Inc.	32,510	1,512,690
Lithia Motors, Inc. Class A	19,723	1,465,024
Restoration Hardware Holdings, Inc.(1)	29,890	1,864,837
		6,746,671
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.4%
Stratasys Ltd.(1)	7,860	761,398
TEXTILES, APPAREL AND LUXURY GOODS — 2.7%
Fossil Group, Inc.(1)	5,445	580,709
Hanesbrands, Inc.	23,570	1,934,862
Kate Spade & Co.(1)	43,090	1,498,239
Under Armour, Inc., Class A(1)	19,484	952,573
		4,966,383
TRADING COMPANIES AND DISTRIBUTORS — 2.2%
DXP Enterprises, Inc.(1)	7,155	810,018
H&E Equipment Services, Inc.(1)	28,728	1,107,464
United Rentals, Inc.(1)	23,949	2,247,135
		4,164,617
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
RingCentral, Inc., Class A(1)	41,114	623,288
TOTAL COMMON STOCKS (Cost $143,899,769)		181,503,122

12

	Shares	Value
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $1,150,155), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $1,126,459)		$1,126,458
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $922,020), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $901,166)		901,166
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $919,491), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $901,168)		901,167
SSgA U.S. Government Money Market Fund	788,219	788,219
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,717,010)		3,717,010
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $147,616,779)		185,220,132
OTHER ASSETS AND LIABILITIES — 0.4%		810,149
TOTAL NET ASSETS — 100.0%		$186,030,281

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $147,616,779)	$185,220,132
Receivable for investments sold	3,457,956
Receivable for capital shares sold	4,029
Dividends and interest receivable	14,966
188,697,083

Liabilities
Payable for investments purchased	2,297,451
Payable for capital shares redeemed	134,899
Accrued management fees	234,280
Distribution and service fees payable	172
2,666,802

Net Assets	$186,030,281

Net Assets Consist of:
Capital (par value and paid-in surplus)	$147,814,747
Accumulated net investment loss	(2,407,192)
Undistributed net realized gain	3,019,373
Net unrealized appreciation	37,603,353
$186,030,281

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$185,471,084	16,642,295	$11.14
Institutional Class, $0.01 Par Value	$46,277	4,119	$11.24
A Class, $0.01 Par Value	$344,362	31,229	$11.03*
C Class, $0.01 Par Value	$71,751	6,714	$10.69
R Class, $0.01 Par Value	$96,807	8,872	$10.91
* Maximum offering price $11.70 (net asset value divided by 0.9425).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,571)	$527,410
Interest	204
527,614
Expenses:
Management fees	1,447,059
Distribution and service fees:
A Class	424
C Class	457
R Class	242
Directors' fees and expenses	2,969
1,451,151

Net investment income (loss)	(923,537)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	12,796,261
Change in net unrealized appreciation (depreciation) on investments	(7,921,868)

Net realized and unrealized gain (loss)	4,874,393

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,950,856

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$(923,537)	$(1,056,726)
Net realized gain (loss)	12,796,261	26,351,491
Change in net unrealized appreciation (depreciation)	(7,921,868)	24,716,488
Net increase (decrease) in net assets resulting from operations	3,950,856	50,011,253

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(8,995,640)	(13,879,798)

Redemption Fees
Increase in net assets from redemption fees	7,120	5,437

Net increase (decrease) in net assets	(5,037,664)	36,136,892

Net Assets
Beginning of period	191,067,945	154,931,053
End of period	$186,030,281	$191,067,945

Accumulated net investment loss	$(2,407,192)	$(1,483,655)

See Notes to Financial Statements.

16

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

17

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.100% to 1.500% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.900% to 1.300% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 1.50% for the Investor Class, A Class, C Class and R Class and 1.30% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $70,151,202 and $79,710,913, respectively.

19

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	494,044	$5,647,174	1,105,428	$10,646,772
Redeemed	(1,283,008)	(14,612,719)	(2,680,109)	(24,543,220)
	(788,964)	(8,965,545)	(1,574,681)	(13,896,448)
Institutional Class/Shares Authorized	25,000,000		25,000,000
A Class/Shares Authorized	25,000,000		25,000,000
Sold	1,938	21,799	13,453	127,738
Redeemed	(440)	(4,827)	(13,318)	(125,925)
	1,498	16,972	135	1,813
C Class/Shares Authorized	25,000,000		25,000,000
Sold	580	6,205	5,823	51,750
Redeemed	(5,020)	(55,583)	(4,720)	(46,089)
	(4,440)	(49,378)	1,103	5,661
R Class/Shares Authorized	25,000,000		25,000,000
Sold	523	5,868	999	9,337
Redeemed	(319)	(3,557)	(15)	(161)
	204	2,311	984	9,176
Net increase (decrease)	(791,702)	$(8,995,640)	(1,572,459)	$(13,879,798)

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$181,503,122	—	—
Temporary Cash Investments	788,219	$2,928,791	—
	$182,291,341	$2,928,791	—

20

7. Risk Factors
The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$147,727,154
Gross tax appreciation of investments	$40,874,018
Gross tax depreciation of investments	(3,381,040)
Net tax appreciation (depreciation) of investments	$37,492,978

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2013, the fund had accumulated short-term capital losses of $(9,856,981), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

As of October 31, 2013, the fund had late-year ordinary loss deferrals of $(1,483,655), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(4)	$10.93	(0.05)	0.26	0.21	$11.14	2.01%	1.50%(5)	(0.95)%(5)	37%	$185,471
2013	$8.13	(0.06)	2.86	2.80	$10.93	34.44%	1.50%	(0.62)%	79%	$190,490
2012	$7.47	(0.02)	0.68	0.66	$8.13	8.84%	1.50%	(0.22)%	63%	$154,517
2011	$6.86	(0.07)	0.68	0.61	$7.47	8.89%	1.50%	(0.95)%	107%	$158,117
2010	$5.06	(0.04)	1.84	1.80	$6.86	33.57%	1.51%	(0.59)%	181%	$146,747
2009	$5.12	(0.02)	(0.04)	(0.06)	$5.06	(1.17)%	1.50%	(0.51)%	206%	$119,287
Institutional Class
2014(4)	$11.01	(0.04)	0.27	0.23	$11.24	2.09%	1.30%(5)	(0.75)%(5)	37%	$46
2013	$8.17	(0.04)	2.88	2.84	$11.01	34.76%	1.30%	(0.42)%	79%	$45
2012	$7.49	–(6)	0.68	0.68	$8.17	9.08%	1.30%	(0.02)%	63%	$34
2011	$6.87	(0.06)	0.68	0.62	$7.49	9.02%	1.30%	(0.75)%	107%	$31
2010(7)	$6.07	(0.01)	0.81	0.80	$6.87	13.18%	1.31%(5)	(0.29)%(5)	181%(8)	$28
A Class
2014(4)	$10.83	(0.07)	0.27	0.20	$11.03	1.85%	1.75%(5)	(1.20)%(5)	37%	$344
2013	$8.08	(0.08)	2.83	2.75	$10.83	34.03%	1.75%	(0.87)%	79%	$322
2012	$7.44	(0.04)	0.68	0.64	$8.08	8.60%	1.75%	(0.47)%	63%	$239
2011	$6.85	(0.09)	0.68	0.59	$7.44	8.61%	1.75%	(1.20)%	107%	$282
2010(7)	$6.07	(0.03)	0.81	0.78	$6.85	12.85%	1.76%(5)	(0.67)%(5)	181%(8)	$121

22

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$10.53	(0.11)	0.27	0.16	$10.69	1.52%	2.50%(5)	(1.95)%(5)	37%	$72
2013	$7.91	(0.15)	2.77	2.62	$10.53	33.12%	2.50%	(1.62)%	79%	$117
2012	$7.34	(0.09)	0.66	0.57	$7.91	7.77%	2.50%	(1.22)%	63%	$80
2011	$6.81	(0.15)	0.68	0.53	$7.34	7.78%	2.50%	(1.95)%	107%	$57
2010(7)	$6.07	(0.06)	0.80	0.74	$6.81	12.19%	2.51%(5)	(1.46)%(5)	181%(8)	$40
R Class
2014(4)	$10.73	(0.08)	0.26	0.18	$10.91	1.77%	2.00%(5)	(1.45)%(5)	37%	$97
2013	$8.02	(0.11)	2.82	2.71	$10.73	33.67%	2.00%	(1.12)%	79%	$93
2012	$7.40	(0.06)	0.68	0.62	$8.02	8.38%	2.00%	(0.72)%	63%	$62
2011	$6.84	(0.11)	0.67	0.56	$7.40	8.19%	2.00%	(1.45)%	107%	$48
2010(7)	$6.07	(0.04)	0.81	0.77	$6.84	12.69%	2.01%(5)	(0.99)%(5)	181%(8)	$29

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended April 30, 2014 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	March 1, 2010 (commencement of sale) through October 31, 2010.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2010.
See Notes to Financial Statements.

23

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82269 1406

SEMIANNUAL REPORT	APRIL 30, 2014

NT Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLTX	6.16%	19.58%	17.59%	8.31%	5/12/06
Russell 1000 Growth Index	—	6.95%	20.66%	19.45%	8.36%	—
R6 Class	ACDTX	6.19%	—	—	13.94%(1)	7/26/13

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
0.77%	0.62%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
Unless otherwise indicated, performance reflects Institutional Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Google, Inc.*	4.8%
Oracle Corp.	3.6%
PepsiCo, Inc.	3.5%
Comcast Corp., Class A	3.3%
Schlumberger Ltd.	2.7%
Visa, Inc., Class A	2.7%
QUALCOMM, Inc.	2.6%
Apple, Inc.	2.5%
United Technologies Corp.	2.3%
Honeywell International, Inc.	2.3%
* Includes all classes of the issuer.

Top Five Industries	% of net assets
Aerospace and Defense	7.3%
Media	6.2%
Software	6.1%
Internet Software and Services	6.1%
Technology Hardware, Storage and Peripherals	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Exchange-Traded Funds	0.4%
Total Equity Exposure	99.1%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,061.60	$3.94	0.77%
R6 Class	$1,000	$1,061.90	$3.17	0.62%
Hypothetical
Institutional Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.72	$3.11	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
AEROSPACE AND DEFENSE — 7.3%
Boeing Co. (The)	140,413	$18,116,085
Honeywell International, Inc.	285,564	26,528,896
Precision Castparts Corp.	53,262	13,480,080
United Technologies Corp.	229,377	27,142,180
		85,267,241
AIRLINES — 0.7%
Alaska Air Group, Inc.	92,023	8,657,524
AUTO COMPONENTS — 1.6%
BorgWarner, Inc.	306,089	19,020,370
AUTOMOBILES — 1.1%
Harley-Davidson, Inc.	181,035	13,385,728
BANKS — 1.4%
SunTrust Banks, Inc.	440,997	16,872,545
BEVERAGES — 3.9%
Brown-Forman Corp., Class B	57,702	5,177,023
PepsiCo, Inc.	470,930	40,448,178
		45,625,201
BIOTECHNOLOGY — 3.2%
Alexion Pharmaceuticals, Inc.(1)	80,135	12,677,357
Biogen Idec, Inc.(1)	27,191	7,807,080
Gilead Sciences, Inc.(1)	112,702	8,845,980
Incyte Corp. Ltd.(1)	66,077	3,208,699
Regeneron Pharmaceuticals, Inc.(1)	17,796	5,283,454
		37,822,570
CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	341,663	17,886,058
State Street Corp.	79,086	5,105,792
		22,991,850
CHEMICALS — 3.7%
Dow Chemical Co. (The)	94,310	4,706,069
LyondellBasell Industries NV, Class A	208,832	19,316,960
Monsanto Co.	172,907	19,140,805
		43,163,834
COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Tyco International Ltd.	346,553	14,174,018
COMMUNICATIONS EQUIPMENT — 2.9%
Ciena Corp.(1)	184,667	3,650,866
QUALCOMM, Inc.	384,246	30,244,003
		33,894,869

7

	Shares	Value
CONSUMER FINANCE — 1.8%
American Express Co.	233,946	$20,453,899
ELECTRICAL EQUIPMENT — 1.5%
Rockwell Automation, Inc.	146,878	17,504,920
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Trimble Navigation Ltd.(1)	146,412	5,626,613
ENERGY EQUIPMENT AND SERVICES — 3.8%
Core Laboratories NV	24,436	4,586,149
Oceaneering International, Inc.	109,525	8,025,992
Schlumberger Ltd.	309,075	31,386,566
		43,998,707
FOOD PRODUCTS — 4.3%
General Mills, Inc.	451,473	23,937,099
Hershey Co. (The)	83,130	8,000,431
Mead Johnson Nutrition Co.	208,900	18,437,514
		50,375,044
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
C.R. Bard, Inc.	117,606	16,150,832
DENTSPLY International, Inc.	162,253	7,241,351
DexCom, Inc.(1)	56,357	1,828,221
IDEXX Laboratories, Inc.(1)	45,911	5,804,987
		31,025,391
HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Cardinal Health, Inc.	139,061	9,666,130
Express Scripts Holding Co.(1)	138,251	9,204,752
		18,870,882
HOTELS, RESTAURANTS AND LEISURE — 3.8%
Chipotle Mexican Grill, Inc.(1)	23,112	11,521,332
Las Vegas Sands Corp.	178,679	14,138,869
Marriott International, Inc., Class A	330,345	19,136,886
		44,797,087
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	143,948	9,933,852
INTERNET AND CATALOG RETAIL — 1.4%
Priceline Group, Inc. (The)(1)	14,067	16,286,069
INTERNET SOFTWARE AND SERVICES — 6.1%
Facebook, Inc., Class A(1)	252,050	15,067,549
Google, Inc., Class A(1)	52,549	28,107,409
Google, Inc., Class C(1)	52,549	27,675,456
		70,850,414
IT SERVICES — 4.0%
MasterCard, Inc., Class A	205,101	15,085,178
Visa, Inc., Class A	154,690	31,341,741
		46,426,919
LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Waters Corp.(1)	90,340	8,902,104

8

	Shares	Value
MACHINERY — 2.7%
Parker-Hannifin Corp.	138,616	$17,587,598
WABCO Holdings, Inc.(1)	71,826	7,686,100
Wabtec Corp.	84,157	6,273,905
		31,547,603
MEDIA — 6.2%
CBS Corp., Class B	160,857	9,291,100
Comcast Corp., Class A	753,713	39,012,185
Scripps Networks Interactive, Inc. Class A	128,386	9,637,937
Viacom, Inc., Class B	172,693	14,675,451
		72,616,673
OIL, GAS AND CONSUMABLE FUELS — 2.7%
EOG Resources, Inc.	186,575	18,284,350
Noble Energy, Inc.	185,462	13,312,462
		31,596,812
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	107,042	7,768,038
PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	376,363	18,852,023
Johnson & Johnson	217,730	22,053,872
Perrigo Co. plc	65,185	9,442,699
Teva Pharmaceutical Industries Ltd. ADR	46,762	2,284,791
Zoetis, Inc.	224,209	6,784,564
		59,417,949
ROAD AND RAIL — 1.9%
Union Pacific Corp.	113,548	21,622,946
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Linear Technology Corp.	281,386	12,521,677
Microchip Technology, Inc.	130,788	6,217,662
		18,739,339
SOFTWARE — 6.1%
Check Point Software Technologies Ltd.(1)	91,316	5,849,703
Electronic Arts, Inc.(1)	370,992	10,499,073
Microsoft Corp.	214,965	8,684,586
Oracle Corp.	1,014,377	41,467,732
Varonis Systems, Inc.(1)	34,675	876,237
VMware, Inc., Class A(1)	41,725	3,859,980
		71,237,311
SPECIALTY RETAIL — 3.4%
AutoZone, Inc.(1)	26,043	13,904,098
Home Depot, Inc. (The)	326,175	25,934,174
		39,838,272
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 5.5%
Apple, Inc.	50,278	29,668,545
Hewlett-Packard Co.	359,535	11,886,227
SanDisk Corp.	155,229	13,189,808
Western Digital Corp.	107,227	9,449,916
		64,194,496

9

	Shares	Value
TEXTILES, APPAREL AND LUXURY GOODS — 0.7%
Hanesbrands, Inc.	94,979	$7,796,826
TOTAL COMMON STOCKS (Cost $924,816,919)		1,152,303,916
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth Index Fund (Cost $4,844,143)	56,657	4,906,496
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $2,551,032), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $2,498,474)		2,498,472
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $2,045,031), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $1,998,777)		1,998,777
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $2,039,420), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $1,998,778)		1,998,777
SSgA U.S. Government Money Market Fund	1,748,261	1,748,261
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,244,287)		8,244,287
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $937,905,349)		1,165,454,699
OTHER ASSETS AND LIABILITIES — 0.2%		2,043,864
TOTAL NET ASSETS — 100.0%		$1,167,498,563

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $937,905,349)	$1,165,454,699
Receivable for investments sold	10,473,747
Receivable for capital shares sold	2,743,162
Dividends and interest receivable	693,171
1,179,364,779

Liabilities
Payable for investments purchased	11,143,356
Accrued management fees	722,860
11,866,216

Net Assets	$1,167,498,563

Net Assets Consist of:
Capital (par value and paid-in surplus)	$868,935,682
Undistributed net investment income	1,859,029
Undistributed net realized gain	69,154,502
Net unrealized appreciation	227,549,350
$1,167,498,563

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$1,141,923,856	73,032,981	$15.64
R6 Class, $0.01 Par Value	$25,574,707	1,636,282	$15.63

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,440)	$7,384,364
Interest	1,100
7,385,464
Expenses:
Management fees	4,112,601
Directors' fees and expenses	16,390
Other expenses	244
4,129,235

Net investment income (loss)	3,256,229

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	76,981,685
Foreign currency transactions	1,120
76,982,805

Change in net unrealized appreciation (depreciation) on:
Investments	(16,768,876)
Translation of assets and liabilities in foreign currencies	(1,072)
(16,769,948)

Net realized and unrealized gain (loss)	60,212,857

Net Increase (Decrease) in Net Assets Resulting from Operations	$63,469,086

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$3,256,229	$7,019,981
Net realized gain (loss)	76,982,805	40,309,020
Change in net unrealized appreciation (depreciation)	(16,769,948)	145,709,726
Net increase (decrease) in net assets resulting from operations	63,469,086	193,038,727

Distributions to Shareholders
From net investment income:
Institutional Class	(5,994,161)	(5,233,236)
R6 Class	(63,884)	—
From net realized gains:
Institutional Class	(39,897,401)	(21,042,732)
R6 Class	(337,944)	—
Decrease in net assets from distributions	(46,293,390)	(26,275,968)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	146,422,880	201,230,763

Net increase (decrease) in net assets	163,598,576	367,993,522

Net Assets
Beginning of period	1,003,899,987	635,906,465
End of period	$1,167,498,563	$1,003,899,987

Undistributed net investment income	$1,859,029	$4,660,845

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

14

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund also include the assets of Growth Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.600% to 0.800% for the Institutional Class and 0.450% to 0.650% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 0.77% for the Institutional Class and 0.62% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $628,829,300 and $511,706,187, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013(1)
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	300,000,000		300,000,000
Sold	7,256,020	$112,434,080	14,965,867	$201,231,386
Issued in reinvestment of distributions	3,073,782	45,891,562	2,082,089	26,275,968
Redeemed	(1,851,585)	(28,923,925)	(2,473,143)	(34,535,500)
	8,478,217	129,401,717	14,574,813	192,971,854
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,209,330	18,782,177	542,537	8,303,599
Issued in reinvestment of distributions	26,932	401,828	—	—
Redeemed	(139,550)	(2,162,842)	(2,967)	(44,690)
	1,096,712	17,021,163	539,570	8,258,909
Net increase (decrease)	9,574,929	$146,422,880	15,114,383	$201,230,763

(1)	July 26, 2013 (commencement of sale) through October 31, 2013 for the R6 Class.

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,152,303,916	—	—
Exchange-Traded Funds	4,906,496	—	—
Temporary Cash Investments	1,748,261	$6,496,026	—
	$1,158,958,673	$6,496,026	—

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7. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$942,654,231
Gross tax appreciation of investments	$228,667,294
Gross tax depreciation of investments	(5,866,826)
Net tax appreciation (depreciation) of investments	$222,800,468

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2014(3)	$15.42	0.05	0.87	0.92	(0.09)	(0.61)	(0.70)	$15.64	6.16%	0.77%(4)	0.60%(4)	47%	$1,141,924
2013	$12.72	0.12	3.08	3.20	(0.10)	(0.40)	(0.50)	$15.42	26.05%	0.77%	0.85%	77%	$995,575
2012	$11.92	0.09	1.09	1.18	(0.08)	(0.30)	(0.38)	$12.72	10.33%	0.77%	0.71%	87%	$635,906
2011	$11.06	0.09	0.85	0.94	(0.08)	–	(0.08)	$11.92	8.48%	0.78%	0.78%	95%	$461,845
2010	$9.34	0.06	1.71	1.77	(0.05)	–	(0.05)	$11.06	18.94%	0.79%	0.63%	95%	$340,417
2009	$8.13	0.06	1.21	1.27	(0.06)	–	(0.06)	$9.34	15.88%	0.80%	0.67%	132%	$208,337
R6 Class
2014(3)	$15.43	0.06	0.86	0.92	(0.11)	(0.61)	(0.72)	$15.63	6.19%	0.62%(4)	0.75%(4)	47%	$25,575
2013(5)	$14.38	–(6)	1.05	1.05	–	–	–	$15.43	7.30%	0.62%(4)	0.09%(4)	77%(7)	$8,325

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through October 31, 2013.

(6)	Per-share amount was less than $0.005.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82276 1406

SEMIANNUAL REPORT	APRIL 30, 2014

NT Heritage Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLWX	1.14%	16.30%	15.50%	4.55%	5/12/06
Russell Midcap Growth Index	—	6.04%	20.62%	21.08%	8.03%	—
R6 Class	ACDUX	1.22%	—	—	8.27%(1)	7/26/13

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	R6 Class
0.80%	0.65%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
Unless otherwise indicated, performance reflects Institutional Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

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Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Actavis plc	3.3%
SBA Communications Corp., Class A	2.8%
Electronic Arts, Inc.	2.6%
Canadian Pacific Railway Ltd. New York Shares	2.5%
Alliance Data Systems Corp.	2.3%
Constellation Brands, Inc., Class A	2.1%
Teleflex, Inc.	2.0%
Affiliated Managers Group, Inc.	2.0%
Concho Resources, Inc.	1.8%
BorgWarner, Inc.	1.8%

Top Five Industries	% of net assets
Pharmaceuticals	6.6%
Machinery	5.3%
Specialty Retail	5.2%
Oil, Gas and Consumable Fuels	4.7%
Textiles, Apparel and Luxury Goods	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	2.2%
Other Assets and Liabilities	(1.4)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,011.40	$3.99	0.80%
R6 Class	$1,000	$1,012.20	$3.24	0.65%
Hypothetical
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
R6 Class	$1,000	$1,021.57	$3.26	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE AND DEFENSE — 1.5%
Alliant Techsystems, Inc.	21,722	$3,132,747
B/E Aerospace, Inc.(1)	54,706	4,801,545
		7,934,292
AIRLINES — 1.0%
Spirit Airlines, Inc.(1)	96,900	5,507,796
AUTO COMPONENTS — 1.8%
BorgWarner, Inc.	153,640	9,547,190
AUTOMOBILES — 2.0%
Harley-Davidson, Inc.	86,800	6,417,992
Tesla Motors, Inc.(1)	5,750	1,195,368
Thor Industries, Inc.	53,890	3,280,284
		10,893,644
BANKS — 2.5%
East West Bancorp., Inc.	112,620	3,886,516
Signature Bank(1)	30,263	3,595,850
SVB Financial Group(1)	58,170	6,206,157
		13,688,523
BEVERAGES — 3.9%
Brown-Forman Corp., Class B	72,950	6,545,074
Constellation Brands, Inc., Class A(1)	145,300	11,600,752
Monster Beverage Corp.(1)	42,740	2,861,870
		21,007,696
BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	22,670	3,586,394
BioMarin Pharmaceutical, Inc.(1)	62,690	3,650,439
Regeneron Pharmaceuticals, Inc.(1)	8,840	2,624,507
		9,861,340
BUILDING PRODUCTS — 3.3%
Allegion plc	105,750	5,218,763
Fortune Brands Home & Security, Inc.	165,030	6,576,445
Lennox International, Inc.	71,555	5,998,456
		17,793,664
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.(1)	55,010	10,902,982
KKR & Co. LP	114,436	2,598,842
Lazard Ltd. Class A	23,710	1,115,555
		14,617,379
CHEMICALS — 3.1%
FMC Corp.	106,910	8,232,070
Sherwin-Williams Co. (The)	26,370	5,269,781
Westlake Chemical Corp.	47,166	3,358,219
		16,860,070

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	Shares	Value
COMMERCIAL SERVICES AND SUPPLIES — 1.5%
KAR Auction Services, Inc.	99,960	$2,976,809
Stericycle, Inc.(1)	44,270	5,154,799
		8,131,608
CONSTRUCTION AND ENGINEERING — 2.0%
MasTec, Inc.(1)	148,110	5,862,194
Quanta Services, Inc.(1)	144,250	5,089,140
		10,951,334
CONSUMER FINANCE — 1.5%
Discover Financial Services	98,660	5,515,094
Santander Consumer USA Holdings, Inc.(1)	114,305	2,599,296
		8,114,390
CONTAINERS AND PACKAGING — 0.4%
Ball Corp.	36,083	2,027,504
DISTRIBUTORS — 1.4%
LKQ Corp.(1)	251,610	7,326,883
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
tw telecom, inc., Class A(1)	176,220	5,408,192
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	70,330	8,761,008
ENERGY EQUIPMENT AND SERVICES — 1.6%
Dril-Quip, Inc.(1)	40,530	4,584,753
Frank's International NV	105,490	2,893,591
Patterson-UTI Energy, Inc.	41,630	1,354,224
		8,832,568
FOOD AND STAPLES RETAILING — 2.8%
Costco Wholesale Corp.	74,450	8,612,376
Sprouts Farmers Market, Inc.(1)	113,690	3,634,669
United Natural Foods, Inc.(1)	45,640	3,150,529
		15,397,574
FOOD PRODUCTS — 0.9%
Hain Celestial Group, Inc. (The)(1)	57,835	4,974,967
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Cooper Cos., Inc. (The)	21,560	2,843,980
Teleflex, Inc.	108,270	11,053,284
		13,897,264
HEALTH CARE PROVIDERS AND SERVICES — 1.6%
AmerisourceBergen Corp.	135,140	8,808,425
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.(1)	64,300	3,298,590
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Chipotle Mexican Grill, Inc.(1)	11,110	5,538,335
Dunkin' Brands Group, Inc.	84,890	3,863,344
Noodles & Co.(1)	86,308	2,830,039
		12,231,718
HOUSEHOLD DURABLES — 1.3%
Harman International Industries, Inc.	12,910	1,415,065

8

	Shares	Value
Mohawk Industries, Inc.(1)	40,930	$5,419,541
		6,834,606
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	40,760	2,812,848
INTERNET AND CATALOG RETAIL — 1.7%
Netflix, Inc.(1)	5,350	1,722,914
TripAdvisor, Inc.(1)	90,700	7,323,118
		9,046,032
INTERNET SOFTWARE AND SERVICES — 2.4%
CoStar Group, Inc.(1)	48,072	7,734,304
LinkedIn Corp., Class A(1)	33,560	5,150,453
		12,884,757
IT SERVICES — 2.3%
Alliance Data Systems Corp.(1)	52,000	12,578,800
LEISURE PRODUCTS — 0.9%
Polaris Industries, Inc.	36,750	4,936,628
LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Covance, Inc.(1)	69,360	6,123,101
MACHINERY — 5.3%
Flowserve Corp.	113,700	8,305,785
Middleby Corp.(1)	27,840	7,029,043
Pentair Ltd.	93,180	6,922,342
WABCO Holdings, Inc.(1)	59,780	6,397,058
		28,654,228
MEDIA — 2.8%
AMC Networks, Inc.(1)	31,850	2,091,590
Discovery Communications, Inc., Class A(1)	96,970	7,360,023
Tribune Co.(1)	73,180	5,689,745
		15,141,358
OIL, GAS AND CONSUMABLE FUELS — 4.7%
Antero Resources Corp.(1)	68,166	4,476,461
Cabot Oil & Gas Corp.	94,880	3,726,886
Concho Resources, Inc.(1)	73,980	9,650,691
Gulfport Energy Corp.(1)	37,450	2,758,942
Oasis Petroleum, Inc.(1)	108,920	5,065,869
		25,678,849
PHARMACEUTICALS — 6.6%
Actavis plc(1)	86,930	17,762,407
Endo International plc(1)	40,120	2,525,353
Perrigo Co. plc	26,720	3,870,659
Salix Pharmaceuticals Ltd.(1)	47,540	5,229,400
Zoetis, Inc.	201,590	6,100,114
		35,487,933
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	27,550	3,192,770
ROAD AND RAIL — 3.8%
Canadian Pacific Railway Ltd. New York Shares	85,880	13,394,704

9

	Shares	Value
Kansas City Southern	73,290	$7,393,495
		20,788,199
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Avago Technologies Ltd.	126,060	8,004,810
NXP Semiconductor NV(1)	105,580	6,294,679
Xilinx, Inc.	102,120	4,819,043
		19,118,532
SOFTWARE — 3.8%
Electronic Arts, Inc.(1)	491,760	13,916,808
NetSuite, Inc.(1)	43,030	3,326,649
Splunk, Inc.(1)	59,644	3,254,773
		20,498,230
SPECIALTY RETAIL — 5.2%
Lumber Liquidators Holdings, Inc.(1)	59,260	5,165,102
O'Reilly Automotive, Inc.(1)	51,380	7,644,830
Restoration Hardware Holdings, Inc.(1)	36,020	2,247,288
Ross Stores, Inc.	89,880	6,119,030
Tractor Supply Co.	105,280	7,079,027
		28,255,277
TEXTILES, APPAREL AND LUXURY GOODS — 4.5%
Hanesbrands, Inc.	90,593	7,436,779
Kate Spade & Co.(1)	111,580	3,879,637
Michael Kors Holdings Ltd.(1)	82,740	7,545,888
Under Armour, Inc., Class A(1)	115,410	5,642,395
		24,504,699
WIRELESS TELECOMMUNICATION SERVICES — 2.8%
SBA Communications Corp., Class A(1)	167,992	15,078,962
TOTAL COMMON STOCKS (Cost $454,271,252)		537,489,428
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $3,680,097), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $3,604,277)		3,604,274
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $2,950,144), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $2,883,420)		2,883,420
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $2,942,050), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $2,883,421)		2,883,419
SSgA U.S. Government Money Market Fund	2,522,026	2,522,026
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,893,139)		11,893,139
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $466,164,391)		549,382,567
OTHER ASSETS AND LIABILITIES — (1.4)%		(7,708,930)
TOTAL NET ASSETS — 100.0%		$541,673,637

Notes to Schedule of Investments

(1)	Non-income producing.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $466,164,391)	$549,382,567
Receivable for investments sold	4,935,265
Receivable for capital shares sold	1,084,346
Dividends and interest receivable	84,822
555,487,000

Liabilities
Payable for investments purchased	13,328,239
Payable for capital shares redeemed	140,006
Accrued management fees	345,118
13,813,363

Net Assets	$541,673,637

Net Assets Consist of:
Capital (par value and paid-in surplus)	$436,882,979
Accumulated net investment loss	(899,308)
Undistributed net realized gain	22,471,790
Net unrealized appreciation	83,218,176
$541,673,637

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class, $0.01 Par Value	$529,747,503	42,496,316	$12.47
R6 Class, $0.01 Par Value	$11,926,134	955,629	$12.48

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,204)	$1,146,306
Interest	704
1,147,010
Expenses:
Management fees	1,988,396
Directors' fees and expenses	7,578
Other expenses	51
1,996,025

Net investment income (loss)	(849,015)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	23,014,254
Foreign currency transactions	(38,994)
22,975,260

Change in net unrealized appreciation (depreciation) on:
Investments	(16,710,269)
Translation of assets and liabilities in foreign currencies	(50,293)
(16,760,562)

Net realized and unrealized gain (loss)	6,214,698

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,365,683

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$(849,015)	$(396,623)
Net realized gain (loss)	22,975,260	56,759,936
Change in net unrealized appreciation (depreciation)	(16,760,562)	46,370,878
Net increase (decrease) in net assets resulting from operations	5,365,683	102,734,191

Distributions to Shareholders
From net investment income:
Institutional Class	—	(530,477)
From net realized gains:
Institutional Class	(51,250,181)	—
R6 Class	(433,893)	—
Decrease in net assets from distributions	(51,684,074)	(530,477)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	124,247,298	64,111,641

Net increase (decrease) in net assets	77,928,907	166,315,355

Net Assets
Beginning of period	463,744,730	297,429,375
End of period	$541,673,637	$463,744,730

Accumulated net investment loss	$(899,308)	$(50,293)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is not the result of any difference in advisory or custodial fees or other expenses related to management of the fund’s assets, which do not vary by class. The fund’s R6 Class shares are available for purchase exclusively by certain American Century Investments funds of funds that are offered only through employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants. Because financial intermediaries do not receive any service, distribution or administrative fees for offering such funds of funds, American Century Investment Management, Inc. (ACIM) (the investment advisor) is able to charge the R6 Class a lower unified management fee. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the

14

Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only

15

individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.80% for the Institutional Class and 0.65% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $267,167,176 and $188,584,193, respectively.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013(1)
	Shares	Amount	Shares	Amount
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	5,764,165	$74,583,065	6,738,647	$79,054,475
Issued in reinvestment of distributions	4,197,394	51,250,181	48,534	530,477
Redeemed	(757,515)	(10,090,209)	(1,529,071)	(19,331,015)
	9,204,044	115,743,037	5,258,110	60,253,937
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	717,509	9,069,010	281,120	3,874,593
Issued in reinvestment of distributions	35,507	433,893	–	–
Redeemed	(77,253)	(998,642)	(1,254)	(16,889)
	675,763	8,504,261	279,866	3,857,704
Net increase (decrease)	9,879,807	$124,247,298	5,537,976	$64,111,641

(1)	July 26, 2013 (commencement of sale) through October 31, 2013 for the R6 Class.

16

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$537,489,428	—	—
Temporary Cash Investments	2,522,026	$9,371,113	—
	$540,011,454	$9,371,113	—

7. Derivative Instruments
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund participated in foreign currency risk derivative instruments during the period consistent with its exposure to foreign denominated securities.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(36,402) in net realized gain (loss) on foreign currency transactions and $(50,293) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors
The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

17

9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$467,416,823
Gross tax appreciation of investments	$88,346,264
Gross tax depreciation of investments	(6,380,520)
Net tax appreciation (depreciation) of investments	$81,965,744

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2014(3)	$13.81	(0.02)	0.16	0.14	–	(1.48)	(1.48)	$12.47	1.14%	0.80%(4)	(0.34)%(4)	38%	$529,748
2013	$10.61	(0.01)	3.23	3.22	(0.02)	–	(0.02)	$13.81	30.38%	0.80%	(0.10)%	113%	$459,877
2012	$10.03	–(5)	0.74	0.74	–	(0.16)	(0.16)	$10.61	7.59%	0.81%	(0.02)%	92%	$297,429
2011	$9.44	(0.03)	0.62	0.59	–	–	–	$10.03	6.25%	0.80%	(0.27)%	115%	$215,060
2010	$7.50	(0.02)	1.96	1.94	–(5)	–	–(5)	$9.44	26.05%	0.80%	(0.26)%	152%	$161,304
2009	$7.62	(0.02)	(0.10)	(0.12)	–	–	–	$7.50	(1.71)%	0.80%	(0.35)%	190%	$91,237
R6 Class
2014(3)	$13.82	(0.01)	0.15	0.14	–	(1.48)	(1.48)	$12.48	1.22%	0.65%(4)	(0.19)%(4)	38%	$11,926
2013(6)	$12.92	–(5)	0.90	0.90	–	–	–	$13.82	6.97%	0.65%(4)	0.03%(4)	113%(7)	$3,867

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.
Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82277 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Select Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCIX	5.63%	18.90%	17.41%	6.06%	12.26%	6/30/71(2)
Russell 1000 Growth Index	—	6.95%	20.66%	19.45%	7.98%	N/A(3)	—
Institutional Class	TWSIX	5.73%	19.10%	17.64%	6.27%	6.19%	3/13/97
A Class(4)	TWCAX						8/8/97
No sales charge*		5.50%	18.57%	17.11%	5.79%	4.62%
With sales charge*		-0.56%	11.76%	15.73%	5.16%	4.25%
C Class	ACSLX						1/31/03
No sales charge*		5.12%	17.72%	16.24%	5.00%	6.68%
With sales charge*		4.12%	17.72%	16.24%	5.00%	6.68%
R Class	ASERX	5.39%	18.29%	16.82%	—	5.51%	7/29/05
R6 Class	ASDEX	5.83%	—	—	—	14.01%(1)	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.

(3)	Benchmark data first available December 1978.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.00%	0.80%	1.25%	2.00%	1.50%	0.65%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Apple, Inc.	7.1%
Google, Inc.*	4.3%
Gilead Sciences, Inc.	3.3%
Monsanto Co.	2.7%
QUALCOMM, Inc.	2.5%
MasterCard, Inc., Class A	2.5%
Walt Disney Co. (The)	2.5%
Oracle Corp.	2.3%
United Technologies Corp.	2.3%
UnitedHealth Group, Inc.	2.2%
* Includes all classes of the issuer.

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	8.9%
Internet Software and Services	7.7%
Media	6.0%
Biotechnology	5.7%
Specialty Retail	5.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,056.30	$5.10	1.00%
Institutional Class	$1,000	$1,057.30	$4.08	0.80%
A Class	$1,000	$1,055.00	$6.37	1.25%
C Class	$1,000	$1,051.20	$10.17	2.00%
R Class	$1,000	$1,053.90	$7.64	1.50%
R6 Class	$1,000	$1,058.30	$3.32	0.65%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
R6 Class	$1,000	$1,021.57	$3.26	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE AND DEFENSE — 5.1%
Boeing Co. (The)	352,300	$45,453,746
Rockwell Collins, Inc.	233,700	18,146,805
United Technologies Corp.	435,100	51,485,383
		115,085,934
AUTO COMPONENTS — 1.7%
Delphi Automotive plc	257,200	17,191,248
Gentex Corp.	695,900	19,951,453
		37,142,701
BANKS — 1.3%
JPMorgan Chase & Co.	541,300	30,301,974
BEVERAGES — 3.2%
Constellation Brands, Inc., Class A(1)	393,500	31,417,040
Diageo plc	1,324,700	40,650,612
		72,067,652
BIOTECHNOLOGY — 5.7%
Biogen Idec, Inc.(1)	155,500	44,647,160
Gilead Sciences, Inc.(1)	946,400	74,282,936
Vertex Pharmaceuticals, Inc.(1)	139,400	9,437,380
		128,367,476
BUILDING PRODUCTS — 0.2%
Allegion plc	88,800	4,382,280
CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.	839,400	43,942,590
CHEMICALS — 3.6%
Monsanto Co.	548,000	60,663,600
Sigma-Aldrich Corp.	221,900	21,348,999
		82,012,599
COMMUNICATIONS EQUIPMENT — 2.5%
QUALCOMM, Inc.	723,800	56,970,298
DIVERSIFIED FINANCIAL SERVICES — 1.0%
CBOE Holdings, Inc.	437,100	23,323,656
ELECTRICAL EQUIPMENT — 1.8%
Emerson Electric Co.	589,900	40,219,382
ENERGY EQUIPMENT AND SERVICES — 2.7%
Halliburton Co.	39,200	2,472,344
National Oilwell Varco, Inc.	163,200	12,816,096
Schlumberger Ltd.	436,800	44,357,040
		59,645,480
FOOD AND STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	292,300	33,813,264

7

	Shares	Value
FOOD PRODUCTS — 2.6%
Mead Johnson Nutrition Co.	413,600	$36,504,336
Mondelez International, Inc., Class A	617,800	22,024,570
		58,528,906
HEALTH CARE PROVIDERS AND SERVICES — 3.4%
Express Scripts Holding Co.(1)	388,000	25,833,040
UnitedHealth Group, Inc.	670,100	50,284,304
		76,117,344
HOTELS, RESTAURANTS AND LEISURE — 1.8%
Wynn Resorts Ltd.	196,300	40,023,607
HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co. (The)	325,300	26,853,515
INDUSTRIAL CONGLOMERATES — 1.2%
Roper Industries, Inc.	201,000	27,928,950
INSURANCE — 2.9%
MetLife, Inc.	663,300	34,723,755
Travelers Cos., Inc. (The)	348,200	31,539,956
		66,263,711
INTERNET AND CATALOG RETAIL — 2.4%
Amazon.com, Inc.(1)	123,700	37,620,881
TripAdvisor, Inc.(1)	188,200	15,195,268
		52,816,149
INTERNET SOFTWARE AND SERVICES — 7.7%
Baidu, Inc. ADR(1)	111,200	17,108,120
Facebook, Inc., Class A(1)	736,500	44,027,970
Google, Inc., Class A(1)	91,200	48,781,056
Google, Inc., Class C(1)	91,600	48,242,056
LinkedIn Corp., Class A(1)	90,800	13,935,076
		172,094,278
IT SERVICES — 3.8%
MasterCard, Inc., Class A	762,500	56,081,875
Teradata Corp.(1)	661,700	30,080,882
		86,162,757
LEISURE PRODUCTS — 0.8%
Hasbro, Inc.	311,300	17,202,438
MACHINERY — 2.6%
FANUC Corp.	101,500	18,267,717
Graco, Inc.	268,800	19,488,000
Middleby Corp.(1)	81,400	20,551,872
		58,307,589
MEDIA — 6.0%
AMC Networks, Inc.(1)	214,400	14,079,648
Comcast Corp., Class A	940,400	48,675,104
Twenty-First Century Fox, Inc.	527,300	16,884,146
Walt Disney Co. (The)	705,500	55,974,370
		135,613,268

8

	Shares	Value
OIL, GAS AND CONSUMABLE FUELS — 2.1%
Noble Energy, Inc.	420,600	$30,190,668
Occidental Petroleum Corp.	174,000	16,660,500
		46,851,168
PERSONAL PRODUCTS — 1.0%
Estee Lauder Cos., Inc. (The), Class A	300,000	21,771,000
PHARMACEUTICALS — 4.2%
Allergan, Inc.	290,400	48,159,936
Bristol-Myers Squibb Co.	928,900	46,528,601
		94,688,537
PROFESSIONAL SERVICES — 0.5%
Verisk Analytics, Inc. Class A(1)	175,300	10,533,777
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.0%
Linear Technology Corp.	498,800	22,196,600
SOFTWARE — 4.0%
Electronic Arts, Inc.(1)	210,800	5,965,640
Microsoft Corp.	429,200	17,339,680
Oracle Corp.	1,274,900	52,117,912
Splunk, Inc.(1)	251,800	13,740,726
		89,163,958
SPECIALTY RETAIL — 5.6%
AutoZone, Inc.(1)	75,900	40,522,251
Home Depot, Inc. (The)	513,900	40,860,189
TJX Cos., Inc. (The)	758,500	44,129,530
		125,511,970
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 8.9%
Apple, Inc.	271,600	160,268,444
EMC Corp.	1,577,300	40,694,340
		200,962,784
TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Ralph Lauren Corp.	88,300	13,365,971
TOBACCO — 2.1%
Philip Morris International, Inc.	553,500	47,285,505
TRADING COMPANIES AND DISTRIBUTORS — 0.8%
W.W. Grainger, Inc.	67,300	17,121,120
TOTAL COMMON STOCKS (Cost $1,324,848,123)		2,234,640,188
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $2,425,816), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $2,375,838)		2,375,836
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $1,944,652), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $1,900,668)		1,900,668
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $1,939,316), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $1,900,670)		1,900,669

9

	Shares	Value
SSgA U.S. Government Money Market Fund	1,662,413	$1,662,413
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,839,586)		7,839,586
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,332,687,709)		2,242,479,774
OTHER ASSETS AND LIABILITIES — 0.2%		3,372,625
TOTAL NET ASSETS — 100.0%		$2,245,852,399

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,826,458	GBP	20,695,788	Credit Suisse AG	5/30/14	$(108,629)
USD	15,383,515	JPY	1,574,087,375	Credit Suisse AG	5/30/14	(15,861)
						$(124,490)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,332,687,709)	$2,242,479,774
Foreign currency holdings, at value (cost of $803,346)	816,877
Receivable for investments sold	5,106,560
Receivable for capital shares sold	191,521
Dividends and interest receivable	918,755
2,249,513,487

Liabilities
Payable for investments purchased	1,117,310
Payable for capital shares redeemed	572,925
Unrealized depreciation on forward foreign currency exchange contracts	124,490
Accrued management fees	1,830,792
Distribution and service fees payable	15,571
3,661,088

Net Assets	$2,245,852,399

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,204,142,231
Undistributed net investment income	4,002,700
Undistributed net realized gain	128,026,419
Net unrealized appreciation	909,681,049
$2,245,852,399

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,155,392,204	38,773,128	$55.59
Institutional Class, $0.01 Par Value	$40,705,612	723,090	$56.29
A Class, $0.01 Par Value	$39,162,049	716,023	$54.69*
C Class, $0.01 Par Value	$7,672,338	148,643	$51.62
R Class, $0.01 Par Value	$2,891,716	52,917	$54.65
R6 Class, $0.01 Par Value	$28,480	506	$56.28
* Maximum offering price $58.03 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,265)	$15,741,843
Interest	1,004
15,742,847
Expenses:
Management fees	11,175,131
Distribution and service fees:
A Class	52,218
C Class	39,704
R Class	8,340
Directors' fees and expenses	34,916
11,310,309

Net investment income (loss)	4,432,538

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	132,370,914
Foreign currency transactions	(800,042)
131,570,872

Change in net unrealized appreciation (depreciation) on:
Investments	(11,608,512)
Translation of assets and liabilities in foreign currencies	(530,333)
(12,138,845)

Net realized and unrealized gain (loss)	119,432,027

Net Increase (Decrease) in Net Assets Resulting from Operations	$123,864,565

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$4,432,538	$15,006,298
Net realized gain (loss)	131,570,872	130,624,128
Change in net unrealized appreciation (depreciation)	(12,138,845)	277,007,733
Net increase (decrease) in net assets resulting from operations	123,864,565	422,638,159

Distributions to Shareholders
From net investment income:
Investor Class	(9,365,559)	(13,028,356)
Institutional Class	(245,709)	(140,890)
A Class	(82,331)	(295,191)
C Class	—	(26,359)
R Class	—	(12,375)
R6 Class	(214)	—
From net realized gains:
Investor Class	(8,633,144)	—
Institutional Class	(155,106)	—
A Class	(178,850)	—
C Class	(34,463)	—
R Class	(14,057)	—
R6 Class	(109)	—
Decrease in net assets from distributions	(18,709,542)	(13,503,171)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(72,763,295)	(126,523,858)

Net increase (decrease) in net assets	32,391,728	282,611,130

Net Assets
Beginning of period	2,213,460,671	1,930,849,541
End of period	$2,245,852,399	$2,213,460,671

Undistributed net investment income	$4,002,700	$9,263,975

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

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with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.800% for the Institutional Class and 0.450% to 0.650% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 1.00% for the Investor Class, A Class, C Class and R Class, 0.80% for the Institutional Class and 0.65% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $282,274,694 and $372,191,213, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	538,838	$29,721,883	1,670,785	$78,033,446
Issued in reinvestment of distributions	318,599	17,156,523	281,233	12,430,501
Redeemed	(2,024,193)	(111,692,037)	(4,785,724)	(224,053,202)
	(1,166,756)	(64,813,631)	(2,833,706)	(133,589,255)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	97,137	5,452,153	522,243	23,886,199
Issued in reinvestment of distributions	6,433	350,521	2,051	91,713
Redeemed	(110,443)	(6,172,786)	(176,427)	(8,601,099)
	(6,873)	(370,112)	347,867	15,376,813
A Class/Shares Authorized	75,000,000		75,000,000
Sold	50,459	2,741,516	272,763	12,295,204
Issued in reinvestment of distributions	4,668	247,529	6,596	287,136
Redeemed	(169,713)	(9,257,263)	(507,187)	(23,202,894)
	(114,586)	(6,268,218)	(227,828)	(10,620,554)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	10,350	530,688	52,007	2,251,547
Issued in reinvestment of distributions	379	19,014	337	13,997
Redeemed	(25,401)	(1,303,669)	(28,064)	(1,256,210)
	(14,672)	(753,967)	24,280	1,009,334
R Class/Shares Authorized	50,000,000		50,000,000
Sold	5,489	300,379	35,684	1,579,863
Issued in reinvestment of distributions	265	14,057	284	12,375
Redeemed	(15,741)	(872,126)	(7,025)	(317,434)
	(9,987)	(557,690)	28,943	1,274,804
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	500	25,000
Issued in reinvestment of distributions	6	323	—	—
	6	323	500	25,000
Net increase (decrease)	(1,312,868)	$(72,763,295)	(2,659,944)	$(126,523,858)

(1)	July 26, 2013 (commencement of sale) through October 31, 2013 for the R6 Class.

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,175,721,859	$58,918,329	—
Temporary Cash Investments	1,662,413	6,177,173	—
	$2,177,384,272	$65,095,502	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(124,490)	—

7. Derivative Instruments
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2014, is disclosed on the Statement of Assets and Liabilities as a liability of $124,490 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(806,943) in net realized gain (loss) on foreign currency transactions and $(550,997) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,335,816,841
Gross tax appreciation of investments	$919,314,225
Gross tax depreciation of investments	(12,651,292)
Net tax appreciation (depreciation) of investments	$906,662,933
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$53.07	0.11	2.87	2.98	(0.24)	(0.22)	(0.46)	$55.59	5.63%	1.00%(4)	0.40%(4)	13%	$2,155,392
2013	$43.52	0.35	9.51	9.86	(0.31)	–	(0.31)	$53.07	22.80%	1.00%	0.74%	31%	$2,119,523
2012	$39.14	0.17	4.31	4.48	(0.10)	–	(0.10)	$43.52	11.50%	1.00%	0.41%	17%	$1,861,545
2011	$35.54	0.10	3.62	3.72	(0.12)	–	(0.12)	$39.14	10.49%	1.00%	0.26%	17%	$1,765,718
2010	$30.58	0.11	5.01	5.12	(0.16)	–	(0.16)	$35.54	16.78%	1.01%	0.34%	35%	$1,722,138
2009	$26.25	0.19	4.40	4.59	(0.26)	–	(0.26)	$30.58	17.77%	1.00%	0.75%	31%	$1,591,621
Institutional Class
2014(3)	$53.79	0.17	2.90	3.07	(0.35)	(0.22)	(0.57)	$56.29	5.73%	0.80%(4)	0.60%(4)	13%	$40,706
2013	$44.04	0.36	9.72	10.08	(0.33)	–	(0.33)	$53.79	23.05%	0.80%	0.94%	31%	$39,263
2012	$39.60	0.24	4.38	4.62	(0.18)	–	(0.18)	$44.04	11.73%	0.80%	0.61%	17%	$16,828
2011	$35.95	0.18	3.67	3.85	(0.20)	–	(0.20)	$39.60	10.73%	0.80%	0.46%	17%	$5,133
2010	$30.94	0.18	5.06	5.24	(0.23)	–	(0.23)	$35.95	17.02%	0.81%	0.54%	35%	$4,563
2009	$26.56	0.28	4.41	4.69	(0.31)	–	(0.31)	$30.94	18.00%	0.80%	0.95%	31%	$3,950

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$52.15	0.04	2.82	2.86	(0.10)	(0.22)	(0.32)	$54.69	5.50%	1.25%(4)	0.15%(4)	13%	$39,162
2013	$42.85	0.25	9.33	9.58	(0.28)	–	(0.28)	$52.15	22.48%	1.25%	0.49%	31%	$43,318
2012	$38.54	0.06	4.26	4.32	(0.01)	–	(0.01)	$42.85	11.22%	1.25%	0.16%	17%	$45,355
2011	$34.99	–(5)	3.58	3.58	(0.03)	–	(0.03)	$38.54	10.23%	1.25%	0.01%	17%	$24,573
2010	$30.11	0.03	4.93	4.96	(0.08)	–	(0.08)	$34.99	16.48%	1.26%	0.09%	35%	$20,666
2009	$25.85	0.13	4.33	4.46	(0.20)	–	(0.20)	$30.11	17.47%	1.25%	0.50%	31%	$19,824
C Class
2014(3)	$49.32	(0.15)	2.67	2.52	–	(0.22)	(0.22)	$51.62	5.12%	2.00%(4)	(0.60)%(4)	13%	$7,672
2013	$40.75	(0.14)	8.90	8.76	(0.19)	–	(0.19)	$49.32	21.57%	2.00%	(0.26)%	31%	$8,054
2012	$36.92	(0.25)	4.08	3.83	–	–	–	$40.75	10.37%	2.00%	(0.59)%	17%	$5,666
2011	$33.74	(0.28)	3.46	3.18	–	–	–	$36.92	9.43%	2.00%	(0.74)%	17%	$571
2010	$29.19	(0.20)	4.75	4.55	–	–	–	$33.74	15.63%	2.01%	(0.66)%	35%	$390
2009	$25.05	(0.06)	4.22	4.16	(0.02)	–	(0.02)	$29.19	16.58%	2.00%	(0.25)%	31%	$314

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For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$52.07	(0.02)	2.82	2.80	–	(0.22)	(0.22)	$54.65	5.39%	1.50%(4)	(0.10)%(4)	13%	$2,892
2013	$42.86	0.03	9.43	9.46	(0.25)	–	(0.25)	$52.07	22.18%	1.50%	0.24%	31%	$3,275
2012	$38.64	(0.06)	4.28	4.22	–	–	–	$42.86	10.92%	1.50%	(0.09)%	17%	$1,456
2011	$35.14	(0.08)	3.58	3.50	–	–	–	$38.64	9.96%	1.50%	(0.24)%	17%	$59
2010	$30.24	(0.05)	4.95	4.90	–	–	–	$35.14	16.20%	1.51%	(0.16)%	35%	$29
2009	$25.96	0.06	4.36	4.42	(0.14)	–	(0.14)	$30.24	17.17%	1.50%	0.25%	31%	$43
R6 Class
2014(3)	$53.81	0.21	2.91	3.12	(0.43)	(0.22)	(0.65)	$56.28	5.83%	0.65%(4)	0.75%(4)	13%	$28
2013(6)	$49.95	0.10	3.76	3.86	–	–	–	$53.81	7.73%	0.65%(4)	0.72%(4)	31%(7)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82263 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Small Cap Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ANOIX	0.17%	18.40%	19.26%	8.50%	8.31%	6/1/01
Russell 2000 Growth Index	—	1.27%	21.46%	20.49%	8.85%	6.52%	—
Institutional Class	ANONX	0.25%	18.69%	19.49%	—	5.84%	5/18/07
A Class	ANOAX						1/31/03
No sales charge*		0.00%	18.03%	18.98%	8.23%	11.15%
With sales charge*		-5.79%	11.20%	17.58%	7.59%	10.57%
B Class	ANOBX						1/31/03
No sales charge*		-0.36%	17.20%	18.07%	7.42%	10.33%
With sales charge*		-5.36%	13.20%	17.96%	7.42%	10.33%
C Class	ANOCX						1/31/03
No sales charge*		-0.36%	17.25%	18.05%	7.42%	10.36%(2)
With sales charge*		-1.36%	17.25%	18.05%	7.42%	10.36%(2)
R Class	ANORX	-0.09%	17.89%	18.67%	—	4.04%	9/28/07
R6 Class	ANODX	0.33%	—	—	—	7.15%(1)	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the distribution and service fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.47%	1.27%	1.72%	2.47%	2.47%	1.97%	1.12%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Middleby Corp.	2.4%
CoStar Group, Inc.	2.0%
Aspen Technology, Inc.	1.5%
Ubiquiti Networks, Inc.	1.4%
FleetCor Technologies, Inc.	1.3%
Littelfuse, Inc.	1.3%
Shutterstock, Inc.	1.2%
Gulfport Energy Corp.	1.2%
Lithia Motors, Inc. Class A	1.2%
Restoration Hardware Holdings, Inc.	1.2%

Top Five Industries	% of net assets
Biotechnology	6.7%
Internet Software and Services	6.0%
Health Care Equipment and Supplies	5.9%
Software	5.1%
Machinery	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	0.8%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,001.70	$6.90	1.39%
Institutional Class	$1,000	$1,002.50	$5.91	1.19%
A Class	$1,000	$1,000.00	$8.13	1.64%
B Class	$1,000	$996.40	$11.83	2.39%
C Class	$1,000	$996.40	$11.83	2.39%
R Class	$1,000	$999.10	$9.37	1.89%
R6 Class	$1,000	$1,003.30	$5.17	1.04%
Hypothetical
Investor Class	$1,000	$1,017.90	$6.95	1.39%
Institutional Class	$1,000	$1,018.89	$5.96	1.19%
A Class	$1,000	$1,016.66	$8.20	1.64%
B Class	$1,000	$1,012.94	$11.93	2.39%
C Class	$1,000	$1,012.94	$11.93	2.39%
R Class	$1,000	$1,015.42	$9.44	1.89%
R6 Class	$1,000	$1,019.64	$5.21	1.04%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
AIRLINES — 0.8%
Spirit Airlines, Inc.(1)	59,337	$3,372,715
AUTO COMPONENTS — 2.1%
American Axle & Manufacturing Holdings, Inc.(1)	216,601	3,823,008
Goodyear Tire & Rubber Co. (The)	182,510	4,599,252
		8,422,260
BANKS — 3.0%
Cathay General Bancorp.	133,368	3,147,485
Central Pacific Financial Corp.	60,110	1,128,265
Home Bancshares, Inc.	72,654	2,303,858
IBERIABANK Corp.	36,870	2,319,123
Renasant Corp.	39,690	1,080,362
Signature Bank(1)	19,638	2,333,387
		12,312,480
BEVERAGES — 0.2%
Boston Beer Co., Inc., Class A(1)	4,163	1,024,265
BIOTECHNOLOGY — 6.7%
ACADIA Pharmaceuticals, Inc.(1)	52,780	1,062,461
Acorda Therapeutics, Inc.(1)	30,812	1,092,285
Aegerion Pharmaceuticals, Inc.(1)	19,302	854,307
Alnylam Pharmaceuticals, Inc.(1)	35,585	1,762,525
Arena Pharmaceuticals, Inc.(1)	129,203	826,899
Celldex Therapeutics, Inc.(1)	54,950	824,250
Cepheid, Inc.(1)	40,617	1,766,027
Clovis Oncology, Inc.(1)	12,770	690,474
Dyax Corp.(1)	85,740	566,741
Exact Sciences Corp.(1)	52,046	624,552
Exelixis, Inc.(1)	151,621	536,738
Halozyme Therapeutics, Inc.(1)	67,290	501,310
ImmunoGen, Inc.(1)	48,671	629,803
Insmed, Inc.(1)	17,900	249,526
Intercept Pharmaceuticals, Inc.(1)	4,540	1,199,105
InterMune, Inc.(1)	60,220	1,931,858
Ironwood Pharmaceuticals, Inc.(1)	76,906	847,504
Isis Pharmaceuticals, Inc.(1)	58,792	1,564,455
Keryx Biopharmaceuticals, Inc.(1)	65,481	967,154
MannKind Corp.(1)	131,180	859,229
Merrimack Pharmaceuticals, Inc.(1)	49,960	219,324
Momenta Pharmaceuticals, Inc.(1)	24,790	283,102
Neurocrine Biosciences, Inc.(1)	46,580	653,052
NPS Pharmaceuticals, Inc.(1)	49,790	1,325,410
Opko Health, Inc.(1)	116,696	965,076

7

	Shares	Value
Orexigen Therapeutics, Inc.(1)	52,000	$292,240
PDL BioPharma, Inc.	108,328	919,705
Puma Biotechnology, Inc.(1)	15,190	1,147,453
Sarepta Therapeutics, Inc.(1)	22,220	825,029
Synageva BioPharma Corp.(1)	15,510	1,339,599
Synergy Pharmaceuticals, Inc.(1)	54,950	246,725
		27,573,918
BUILDING PRODUCTS — 1.5%
Apogee Enterprises, Inc.	74,638	2,371,249
Insteel Industries, Inc.	72,810	1,498,430
Lennox International, Inc.	28,957	2,427,465
		6,297,144
CAPITAL MARKETS — 1.4%
Evercore Partners, Inc., Class A	59,070	3,156,110
HFF, Inc. Class A	72,440	2,462,960
		5,619,070
CHEMICALS — 2.7%
Cabot Corp.	65,120	3,763,936
Chemtura Corp.(1)	122,930	2,741,339
Flotek Industries, Inc.(1)	95,609	2,678,008
PolyOne Corp.	51,890	1,944,318
		11,127,601
COMMUNICATIONS EQUIPMENT — 1.4%
Ubiquiti Networks, Inc.(1)	146,992	5,693,000
CONSTRUCTION AND ENGINEERING — 0.9%
MasTec, Inc.(1)	91,870	3,636,215
CONSTRUCTION MATERIALS — 1.4%
Caesarstone Sdot-Yam Ltd.	48,610	2,536,470
Headwaters, Inc.(1)	242,566	3,027,223
		5,563,693
CONTAINERS AND PACKAGING — 0.8%
Graphic Packaging Holding Co.(1)	308,977	3,170,104
DISTRIBUTORS — 1.4%
Core-Mark Holding Co., Inc.	28,540	2,298,612
Pool Corp.	60,107	3,547,515
		5,846,127
DIVERSIFIED CONSUMER SERVICES — 1.4%
LifeLock, Inc.(1)	148,442	2,330,539
Nord Anglia Education, Inc.(1)	164,206	3,259,489
		5,590,028
DIVERSIFIED FINANCIAL SERVICES — 0.6%
MarketAxess Holdings, Inc.	45,629	2,458,491
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	29,870	3,720,906
EnerSys	47,250	3,193,155
		6,914,061

8

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 4.2%
Belden, Inc.	40,432	$2,984,286
Cognex Corp.(1)	43,336	1,492,059
FEI Co.	29,600	2,353,792
Littelfuse, Inc.	59,904	5,424,307
Measurement Specialties, Inc.(1)	47,660	3,066,921
Methode Electronics, Inc.	71,430	1,981,468
		17,302,833
ENERGY EQUIPMENT AND SERVICES — 1.2%
Dril-Quip, Inc.(1)	21,128	2,389,999
Matrix Service Co.(1)	47,171	1,460,886
Natural Gas Services Group, Inc.(1)	41,230	1,265,349
		5,116,234
FOOD AND STAPLES RETAILING — 2.2%
Casey's General Stores, Inc.	15,760	1,082,082
Rite Aid Corp.(1)	545,340	3,980,982
United Natural Foods, Inc.(1)	59,617	4,115,361
		9,178,425
FOOD PRODUCTS — 2.4%
Hain Celestial Group, Inc. (The)(1)	44,131	3,796,149
J&J Snack Foods Corp.	28,379	2,656,274
TreeHouse Foods, Inc.(1)	42,853	3,207,119
		9,659,542
HEALTH CARE EQUIPMENT AND SUPPLIES — 5.9%
Abaxis, Inc.(1)	16,149	655,811
Align Technology, Inc.(1)	55,841	2,813,828
Arthrocare Corp.(1)	18,566	901,008
Cyberonics, Inc.(1)	19,324	1,143,208
DexCom, Inc.(1)	48,716	1,580,347
Endologix, Inc.(1)	53,789	682,045
Globus Medical, Inc.(1)	42,410	1,035,652
HeartWare International, Inc.(1)	10,847	921,561
ICU Medical, Inc.(1)	9,425	525,727
Insulet Corp.(1)	41,761	1,571,466
Masimo Corp.(1)	37,299	998,121
Meridian Bioscience, Inc.	33,994	678,860
Neogen Corp.(1)	24,546	1,025,409
STERIS Corp.	63,172	3,035,415
Teleflex, Inc.	33,300	3,399,597
Thoratec Corp.(1)	40,590	1,330,540
West Pharmaceutical Services, Inc.	42,156	1,828,727
		24,127,322
HEALTH CARE PROVIDERS AND SERVICES — 3.4%
Acadia Healthcare Co., Inc.(1)	24,786	1,041,508
Air Methods Corp.(1)	20,797	1,157,769
Centene Corp.(1)	33,361	2,215,170
Chemed Corp.	13,302	1,107,657

9

	Shares	Value
Emeritus Corp.(1)	32,648	$973,890
Ensign Group, Inc. (The)	17,160	729,300
HealthSouth Corp.	46,126	1,597,805
IPC The Hospitalist Co., Inc.(1)	14,125	572,062
Molina Healthcare, Inc.(1)	22,280	833,272
MWI Veterinary Supply, Inc.(1)	8,820	1,381,565
Team Health Holdings, Inc.(1)	43,460	2,106,941
		13,716,939
HEALTH CARE TECHNOLOGY — 1.7%
athenahealth, Inc.(1)	19,778	2,445,352
HMS Holdings Corp.(1)	56,817	918,731
MedAssets, Inc.(1)	47,300	1,079,859
Medidata Solutions, Inc.(1)	51,084	1,854,860
Quality Systems, Inc.	32,769	483,998
		6,782,800
HOTELS, RESTAURANTS AND LEISURE — 3.3%
Buffalo Wild Wings, Inc.(1)	9,430	1,377,912
Cedar Fair LP	38,881	2,017,146
Papa John's International, Inc.	102,286	4,486,264
Ruth's Hospitality Group, Inc.	165,080	2,078,357
Six Flags Entertainment Corp.	84,120	3,376,577
		13,336,256
HOUSEHOLD DURABLES — 1.0%
Ryland Group, Inc. (The)	23,460	900,629
Standard Pacific Corp.(1)	395,695	3,161,603
		4,062,232
INSURANCE — 1.0%
Allied World Assurance Co. Holdings Ltd.	19,580	2,108,570
AMERISAFE, Inc.	47,067	2,007,408
		4,115,978
INTERNET SOFTWARE AND SERVICES — 6.0%
Amber Road, Inc.(1)	99,102	1,320,039
comScore, Inc.(1)	90,410	2,832,545
CoStar Group, Inc.(1)	50,728	8,161,628
Envestnet, Inc.(1)	62,180	2,291,333
Global Eagle Entertainment, Inc.(1)	29,420	324,503
Q2 Holdings, Inc.(1)	97,265	1,194,414
Shutterstock, Inc.(1)	66,030	4,787,835
Web.com Group, Inc.(1)	82,019	2,518,803
Yelp, Inc.(1)	15,780	920,290
		24,351,390
IT SERVICES — 3.5%
FleetCor Technologies, Inc.(1)	47,923	5,469,452
iGATE Corp.(1)	72,160	2,641,056
MAXIMUS, Inc.	83,902	3,571,708
Virtusa Corp.(1)	85,071	2,804,791
		14,487,007
10

	Shares	Value
LEISURE PRODUCTS — 1.1%
Brunswick Corp.	114,013	$4,582,182
LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Luminex Corp.(1)	31,631	607,631
PAREXEL International Corp.(1)	36,949	1,675,637
PerkinElmer, Inc.	30,780	1,291,837
		3,575,105
MACHINERY — 4.8%
Graham Corp.	37,670	1,124,073
ITT Corp.	79,056	3,410,476
Middleby Corp.(1)	39,415	9,951,499
Mueller Water Products, Inc., Class A	306,896	2,798,891
RBC Bearings, Inc.(1)	34,350	2,138,631
		19,423,570
MEDIA — 0.3%
Sinclair Broadcast Group, Inc., Class A	51,150	1,367,240
METALS AND MINING — 0.8%
Horsehead Holding Corp.(1)	200,420	3,124,548
OIL, GAS AND CONSUMABLE FUELS — 3.1%
Athlon Energy, Inc.(1)	103,970	4,201,428
Gulfport Energy Corp.(1)	64,529	4,753,851
Kodiak Oil & Gas Corp.(1)	147,825	1,878,856
Rosetta Resources, Inc.(1)	40,743	1,928,773
		12,762,908
PAPER AND FOREST PRODUCTS — 0.5%
KapStone Paper and Packaging Corp.(1)	71,066	1,874,721
PHARMACEUTICALS — 2.6%
Akorn, Inc.(1)	52,235	1,317,367
Auxilium Pharmaceuticals, Inc.(1)	43,272	974,053
Endocyte, Inc.(1)	23,060	417,617
Medicines Co. (The)(1)	39,363	1,047,056
Nektar Therapeutics(1)	72,525	853,619
Pacira Pharmaceuticals, Inc.(1)	25,160	1,723,208
Prestige Brands Holdings, Inc.(1)	51,576	1,728,828
Questcor Pharmaceuticals, Inc.	25,536	2,098,548
VIVUS, Inc.(1)	62,426	324,615
		10,484,911
PROFESSIONAL SERVICES — 2.9%
Barrett Business Services, Inc.	9,288	468,208
Huron Consulting Group, Inc.(1)	39,121	2,785,415
Korn/Ferry International(1)	121,810	3,538,581
On Assignment, Inc.(1)	97,341	3,406,935
WageWorks, Inc.(1)	39,200	1,660,904
		11,860,043
ROAD AND RAIL — 2.7%
Roadrunner Transportation Systems, Inc.(1)	105,230	2,591,815
Saia, Inc.(1)	98,085	4,038,160
Swift Transportation Co.(1)	185,887	4,470,582
		11,100,557

11

	Shares	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.8%
Cavium, Inc.(1)	47,532	$2,013,931
Photronics, Inc.(1)	298,156	2,587,994
SunEdison, Inc.(1)	147,430	2,835,079
		7,437,004
SOFTWARE — 5.1%
Aspen Technology, Inc.(1)	139,219	5,985,025
Bottomline Technologies, Inc.(1)	73,932	2,339,208
CommVault Systems, Inc.(1)	43,709	2,115,516
Interactive Intelligence, Inc.(1)	27,231	1,703,844
Manhattan Associates, Inc.(1)	87,720	2,765,812
Monotype Imaging Holdings, Inc.	88,635	2,340,850
Solera Holdings, Inc.	33,880	2,194,746
Ultimate Software Group, Inc.(1)	11,351	1,357,920
		20,802,921
SPECIALTY RETAIL — 3.4%
Brown Shoe Co., Inc.	121,780	2,872,790
Kirkland's, Inc.(1)	87,560	1,498,152
Lithia Motors, Inc. Class A	63,674	4,729,705
Restoration Hardware Holdings, Inc.(1)	75,470	4,708,573
		13,809,220
TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Kate Spade & Co.(1)	101,250	3,520,462
TRADING COMPANIES AND DISTRIBUTORS — 2.5%
DXP Enterprises, Inc.(1)	31,437	3,558,983
H&E Equipment Services, Inc.(1)	111,464	4,296,937
United Rentals, Inc.(1)	23,338	2,189,805
		10,045,725
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
RingCentral, Inc., Class A(1)	115,814	1,755,740
TOTAL COMMON STOCKS (Cost $293,126,533)		398,384,987
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $1,996,989), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $1,955,846)		1,955,844
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $1,600,883), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $1,564,675)		1,564,675
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $1,596,491), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $1,564,677)		1,564,676
SSgA U.S. Government Money Market Fund	1,368,571	1,368,571
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,453,766)		6,453,766
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $299,580,299)		404,838,753
OTHER ASSETS AND LIABILITIES — 0.8%		3,343,544
TOTAL NET ASSETS — 100.0%		$408,182,297

12

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $299,580,299)	$404,838,753
Receivable for investments sold	6,959,741
Receivable for capital shares sold	163,806
Dividends and interest receivable	22,134
411,984,434

Liabilities
Payable for investments purchased	2,702,461
Payable for capital shares redeemed	595,746
Accrued management fees	469,054
Distribution and service fees payable	34,876
3,802,137

Net Assets	$408,182,297

Net Assets Consist of:
Capital (par value and paid-in surplus)	$461,996,276
Accumulated net investment loss	(5,085,309)
Accumulated net realized loss	(153,987,124)
Net unrealized appreciation	105,258,454
$408,182,297

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$190,936,726	15,950,041	$11.97
Institutional Class, $0.01 Par Value	$94,354,004	7,779,080	$12.13
A Class, $0.01 Par Value	$107,936,619	9,208,142	$11.72*
B Class, $0.01 Par Value	$1,060,568	96,066	$11.04
C Class, $0.01 Par Value	$12,528,148	1,130,684	$11.08
R Class, $0.01 Par Value	$1,339,443	115,504	$11.60
R6 Class, $0.01 Par Value	$26,789	2,207	$12.14
* Maximum offering price $12.44 (net asset value divided by 0.9425).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,285)	$1,104,431
Interest	623
1,105,054
Expenses:
Management fees	2,935,713
Distribution and service fees:
A Class	143,655
B Class	5,957
C Class	66,067
R Class	4,047
Directors' fees and expenses	7,833
3,163,272

Net investment income (loss)	(2,058,218)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	24,469,686
Change in net unrealized appreciation (depreciation) on investments	(20,885,604)

Net realized and unrealized gain (loss)	3,584,082

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,525,864

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$(2,058,218)	$(1,986,123)
Net realized gain (loss)	24,469,686	65,698,476
Change in net unrealized appreciation (depreciation)	(20,885,604)	52,908,024
Net increase (decrease) in net assets resulting from operations	1,525,864	116,620,377

Distributions to Shareholders
From net investment income:
Investor Class	—	(290,567)
Institutional Class	—	(245,683)
A Class	—	(133,149)
R Class	—	(1,075)
Decrease in net assets from distributions	—	(670,474)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(26,707,988)	(35,896,888)

Redemption Fees
Increase in net assets from redemption fees	15,792	33,683

Net increase (decrease) in net assets	(25,166,332)	80,086,698

Net Assets
Beginning of period	433,348,629	353,261,931
End of period	$408,182,297	$433,348,629

Accumulated net investment loss	$(5,085,309)	$(3,027,091)

See Notes to Financial Statements.

16

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

17

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

18

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.100% to 1.500% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.900% to 1.300% for the Institutional Class and 0.750% to 1.150% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 1.39% for the Investor Class, A Class, B Class, C Class and R Class, 1.19% for the Institutional Class and 1.04% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $149,836,141 and $173,665,479, respectively.

19

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	165,000,000		165,000,000
Sold	2,195,583	$27,530,624	4,784,271	$50,038,404
Issued in reinvestment of distributions	–	–	24,882	222,449
Redeemed	(2,916,978)	(36,463,039)	(4,525,780)	(45,610,715)
	(721,395)	(8,932,415)	283,373	4,650,138
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	335,257	4,269,549	945,452	9,862,852
Issued in reinvestment of distributions	–	–	15,913	143,690
Redeemed	(1,111,287)	(14,101,363)	(3,224,317)	(32,242,668)
	(776,030)	(9,831,814)	(2,262,952)	(22,236,126)
A Class/Shares Authorized	110,000,000		110,000,000
Sold	536,891	6,528,720	1,361,853	13,876,067
Issued in reinvestment of distributions	–	–	14,402	126,446
Redeemed	(1,062,485)	(12,961,094)	(3,073,091)	(29,790,771)
	(525,594)	(6,432,374)	(1,696,836)	(15,788,258)
B Class/Shares Authorized	20,000,000		20,000,000
Sold	8,571	97,098	2,039	21,056
Redeemed	(23,872)	(278,160)	(88,360)	(803,639)
	(15,301)	(181,062)	(86,321)	(782,583)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	135,145	1,569,056	162,263	1,591,310
Redeemed	(188,988)	(2,189,016)	(348,060)	(3,296,362)
	(53,843)	(619,960)	(185,797)	(1,705,052)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	20,513	245,350	43,615	447,754
Issued in reinvestment of distributions	–	–	123	1,075
Redeemed	(79,178)	(955,713)	(52,854)	(508,836)
	(58,665)	(710,363)	(9,116)	(60,007)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	–	–	2,207	25,000
Net increase (decrease)	(2,150,828)	$(26,707,988)	(3,955,442)	$(35,896,888)

(1)	July 26, 2013 (commencement of sale) through October 31, 2013 for the R6 Class.

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

20

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$398,384,987	—	—
Temporary Cash Investments	1,368,571	$5,085,195	—
	$399,753,558	$5,085,195	—

7. Risk Factors
The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$300,882,583
Gross tax appreciation of investments	$112,456,914
Gross tax depreciation of investments	(8,500,744)
Net tax appreciation (depreciation) of investments	$103,956,170

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2013, the fund had accumulated short-term capital losses of $(176,885,341), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(64,516,152) and $(112,369,189) expire in 2016 and 2017, respectively.

As of October 31, 2013, the fund had late-year ordinary loss deferrals of $(3,027,091), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(4)	$11.95	(0.05)	0.07	0.02	–	$11.97	0.17%	1.39%(5)	(0.89)%(5)	35%	$190,937
2013	$8.79	(0.05)	3.23	3.18	(0.02)	$11.95	36.23%	1.42%	(0.47)%	80%	$199,294
2012	$8.06	(0.01)	0.74	0.73	–	$8.79	9.06%	1.42%	(0.12)%	62%	$144,021
2011	$7.45	(0.07)	0.68	0.61	–	$8.06	8.19%	1.40%	(0.84)%	108%	$166,243
2010	$5.47	(0.03)	2.01	1.98	–	$7.45	36.20%	1.42%	(0.48)%	183%	$142,793
2009	$5.57	(0.02)	(0.08)	(0.10)	–	$5.47	(1.80)%	1.41%	(0.40)%	204%	$170,125
Institutional Class
2014(4)	$12.10	(0.04)	0.07	0.03	–	$12.13	0.25%	1.19%(5)	(0.69)%(5)	35%	$94,354
2013	$8.88	(0.02)	3.26	3.24	(0.02)	$12.10	36.61%	1.22%	(0.27)%	80%	$103,520
2012	$8.13	0.01	0.74	0.75	–	$8.88	9.23%	1.22%	0.08%	62%	$96,092
2011	$7.50	(0.05)	0.68	0.63	–	$8.13	8.40%	1.20%	(0.64)%	108%	$105,520
2010	$5.49	(0.02)	2.03	2.01	–	$7.50	36.61%	1.22%	(0.28)%	183%	$114,513
2009	$5.59	(0.01)	(0.09)	(0.10)	–	$5.49	(1.79)%	1.21%	(0.20)%	204%	$108,261

22

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(4)	$11.72	(0.07)	0.07	–	–	$11.72	0.00%	1.64%(5)	(1.14)%(5)	35%	$107,937
2013	$8.63	(0.07)	3.17	3.10	(0.01)	$11.72	36.00%	1.67%	(0.72)%	80%	$114,080
2012	$7.94	(0.03)	0.72	0.69	–	$8.63	8.69%	1.67%	(0.37)%	62%	$98,665
2011	$7.35	(0.09)	0.68	0.59	–	$7.94	8.03%	1.65%	(1.09)%	108%	$115,741
2010	$5.41	(0.05)	1.99	1.94	–	$7.35	35.86%	1.67%	(0.73)%	183%	$126,763
2009	$5.53	(0.03)	(0.09)	(0.12)	–	$5.41	(2.17)%	1.66%	(0.65)%	204%	$114,026
B Class
2014(4)	$11.08	(0.11)	0.07	(0.04)	–	$11.04	(0.36)%	2.39%(5)	(1.89)%(5)	35%	$1,061
2013	$8.21	(0.13)	3.00	2.87	–	$11.08	34.96%	2.42%	(1.47)%	80%	$1,234
2012	$7.60	(0.09)	0.70	0.61	–	$8.21	8.03%	2.42%	(1.12)%	62%	$1,623
2011	$7.10	(0.15)	0.65	0.50	–	$7.60	7.04%	2.40%	(1.84)%	108%	$2,197
2010	$5.26	(0.09)	1.93	1.84	–	$7.10	34.98%	2.42%	(1.48)%	183%	$3,107
2009	$5.41	(0.07)	(0.08)	(0.15)	–	$5.26	(2.77)%	2.41%	(1.40)%	204%	$2,976
C Class
2014(4)	$11.12	(0.11)	0.07	(0.04)	–	$11.08	(0.36)%	2.39%(5)	(1.89)%(5)	35%	$12,528
2013	$8.24	(0.14)	3.02	2.88	–	$11.12	34.95%	2.42%	(1.47)%	80%	$13,171
2012	$7.63	(0.09)	0.70	0.61	–	$8.24	7.99%	2.42%	(1.12)%	62%	$11,291
2011	$7.13	(0.15)	0.65	0.50	–	$7.63	7.01%	2.40%	(1.84)%	108%	$12,691
2010	$5.28	(0.09)	1.94	1.85	–	$7.13	35.04%	2.42%	(1.48)%	183%	$13,476
2009	$5.44	(0.07)	(0.09)	(0.16)	–	$5.28	(2.94)%	2.41%	(1.40)%	204%	$11,608

23

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(4)	$11.61	(0.08)	0.07	(0.01)	–	$11.60	(0.09)%	1.89%(5)	(1.39)%(5)	35%	$1,339
2013	$8.56	(0.10)	3.16	3.06	(0.01)	$11.61	35.73%	1.92%	(0.97)%	80%	$2,022
2012	$7.89	(0.04)	0.71	0.67	–	$8.56	8.49%	1.92%	(0.62)%	62%	$1,570
2011	$7.33	(0.11)	0.67	0.56	–	$7.89	7.64%	1.90%	(1.34)%	108%	$1,266
2010	$5.41	(0.06)	1.98	1.92	–	$7.33	35.49%	1.92%	(0.98)%	183%	$998
2009	$5.54	(0.06)	(0.07)	(0.13)	–	$5.41	(2.35)%	1.91%	(0.90)%	204%	$545
R6 Class
2014(4)	$12.10	(0.03)	0.07	0.04	–	$12.14	0.33%	1.04%(5)	(0.54)%(5)	35%	$27
2013(6)	$11.33	(0.02)	0.79	0.77	–	$12.10	6.80%	1.05%(5)	(0.55)%(5)	80%(7)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended April 30, 2014 (unaudited).

(5)	Annualized.

(6)	July 26, 2013 (commencement of sale) through October 31, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

24

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82273 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Ultra® Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWCUX	4.34%	23.51%	18.65%	6.42%	11.47%	11/2/81
Russell 1000 Growth Index	—	6.95%	20.66%	19.45%	7.98%	10.66%(2)	—
S&P 500 Index	—	8.36%	20.44%	19.13%	7.66%	11.69%(2)	—
Institutional Class	TWUIX	4.43%	23.77%	18.88%	6.63%	6.38%	11/14/96
A Class(3)	TWUAX						10/2/96
No sales charge*		4.18%	23.19%	18.34%	6.15%	6.11%
With sales charge*		-1.81%	16.13%	16.95%	5.52%	5.76%
C Class	TWCCX						10/29/01
No sales charge*		3.80%	22.27%	17.46%	5.35%	4.61%
With sales charge*		2.81%	22.27%	17.46%	5.35%	4.61%
R Class	AULRX	4.08%	22.87%	18.05%	5.89%	6.37%	8/29/03
R6 Class	AULDX	4.50%	—	—	—	14.07%(1)	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 10/31/81, the date nearest the Investor Class's inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.99%	0.79%	1.24%	1.99%	1.49%	0.64%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Apple, Inc.	6.8%
Google, Inc.*	4.4%
Gilead Sciences, Inc.	3.3%
QUALCOMM, Inc.	2.5%
Monsanto Co.	2.4%
Starbucks Corp.	2.3%
United Technologies Corp.	2.3%
MasterCard, Inc., Class A	2.2%
Philip Morris International, Inc.	2.2%
Amazon.com, Inc.	2.0%
* Includes all classes of the issuer.

Top Five Industries	% of net assets
Internet Software and Services	8.3%
Technology Hardware, Storage and Peripherals	7.8%
Biotechnology	7.1%
Software	5.0%
Media	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.5%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,043.40	$5.07	1.00%
Investor Class (before waiver)	$1,000	$1,043.40(2)	$5.12	1.01%
Institutional Class (after waiver)	$1,000	$1,044.30	$4.05	0.80%
Institutional Class (before waiver)	$1,000	$1,044.30(2)	$4.11	0.81%
A Class (after waiver)	$1,000	$1,041.80	$6.33	1.25%
A Class (before waiver)	$1,000	$1,041.80(2)	$6.38	1.26%
C Class (after waiver)	$1,000	$1,038.00	$10.11	2.00%
C Class (before waiver)	$1,000	$1,038.00(2)	$10.16	2.01%
R Class (after waiver)	$1,000	$1,040.80	$7.59	1.50%
R Class (before waiver)	$1,000	$1,040.80(2)	$7.64	1.51%
R6 Class (after waiver)	$1,000	$1,045.00	$3.30	0.65%
R6 Class (before waiver)	$1,000	$1,045.00(2)	$3.35	0.66%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.84	$5.01	1.00%
Investor Class (before waiver)	$1,000	$1,019.79	$5.06	1.01%
Institutional Class (after waiver)	$1,000	$1,020.83	$4.01	0.80%
Institutional Class (before waiver)	$1,000	$1,020.78	$4.06	0.81%
A Class (after waiver)	$1,000	$1,018.60	$6.26	1.25%
A Class (before waiver)	$1,000	$1,018.55	$6.31	1.26%
C Class (after waiver)	$1,000	$1,014.88	$9.99	2.00%
C Class (before waiver)	$1,000	$1,014.83	$10.04	2.01%
R Class (after waiver)	$1,000	$1,017.36	$7.50	1.50%
R Class (before waiver)	$1,000	$1,017.31	$7.55	1.51%
R6 Class (after waiver)	$1,000	$1,021.57	$3.26	0.65%
R6 Class (before waiver)	$1,000	$1,021.52	$3.31	0.66%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE AND DEFENSE — 3.9%
Boeing Co. (The)	1,000,000	$129,020,000
United Technologies Corp.	1,491,000	176,430,030
		305,450,030
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	896,000	55,677,440
AUTOMOBILES — 0.8%
Tesla Motors, Inc.(1)	300,000	62,367,000
BANKS — 1.3%
JPMorgan Chase & Co.	1,849,000	103,507,020
BEVERAGES — 1.5%
Boston Beer Co., Inc., Class A(1)	17,000	4,182,680
Coca-Cola Co. (The)	2,797,000	114,089,630
		118,272,310
BIOTECHNOLOGY — 7.1%
Alexion Pharmaceuticals, Inc.(1)	500,000	79,100,000
Celgene Corp.(1)	991,000	145,686,910
Gilead Sciences, Inc.(1)	3,258,000	255,720,420
Regeneron Pharmaceuticals, Inc.(1)	230,000	68,284,700
		548,792,030
BUILDING PRODUCTS — 0.5%
Lennox International, Inc.	475,000	39,819,250
CAPITAL MARKETS — 1.8%
Franklin Resources, Inc.	1,349,958	70,670,301
T. Rowe Price Group, Inc.	816,000	67,018,080
		137,688,381
CHEMICALS — 4.1%
Ecolab, Inc.	520,001	54,412,905
Monsanto Co.	1,677,000	185,643,900
Valspar Corp. (The)	1,007,000	73,551,280
		313,608,085
COMMUNICATIONS EQUIPMENT — 2.5%
QUALCOMM, Inc.	2,450,000	192,839,500
CONSUMER FINANCE — 1.2%
American Express Co.	1,022,000	89,353,460
DIVERSIFIED FINANCIAL SERVICES — 0.6%
CME Group, Inc.	670,000	47,161,300
ELECTRICAL EQUIPMENT — 3.3%
Acuity Brands, Inc.	310,000	38,616,700
Eaton Corp. plc	1,078,000	78,305,920

7

	Shares	Value
Emerson Electric Co.	2,064,000	$140,723,520
		257,646,140
ENERGY EQUIPMENT AND SERVICES — 2.3%
Core Laboratories NV	219,000	41,101,920
Schlumberger Ltd.	1,352,000	137,295,600
		178,397,520
FOOD AND STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	1,036,000	119,844,480
Whole Foods Market, Inc.	884,000	43,934,800
		163,779,280
FOOD PRODUCTS — 1.7%
Mead Johnson Nutrition Co.	743,000	65,577,180
Nestle SA	809,000	62,460,573
		128,037,753
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Intuitive Surgical, Inc.(1)	53,059	19,191,440
St. Jude Medical, Inc.	503,000	31,925,410
Varian Medical Systems, Inc.(1)	396,000	31,501,800
		82,618,650
HEALTH CARE PROVIDERS AND SERVICES — 3.1%
Express Scripts Holding Co.(1)	1,401,000	93,278,580
UnitedHealth Group, Inc.	1,946,000	146,027,840
		239,306,420
HEALTH CARE TECHNOLOGY — 0.9%
Cerner Corp.(1)	1,287,000	66,023,100
HOTELS, RESTAURANTS AND LEISURE — 3.6%
Starbucks Corp.	2,522,000	178,103,640
Wynn Resorts Ltd.	498,000	101,537,220
		279,640,860
HOUSEHOLD PRODUCTS — 1.2%
Colgate-Palmolive Co.	1,414,000	95,162,200
INSURANCE — 1.5%
MetLife, Inc.	2,179,000	114,070,650
INTERNET AND CATALOG RETAIL — 2.0%
Amazon.com, Inc.(1)	518,000	157,539,340
INTERNET SOFTWARE AND SERVICES — 8.3%
Baidu, Inc. ADR(1)	308,000	47,385,800
Facebook, Inc., Class A(1)	2,217,000	132,532,260
Google, Inc., Class A(1)	318,484	170,350,722
Google, Inc., Class C(1)	318,000	167,477,880
LinkedIn Corp., Class A(1)	374,000	57,397,780
Tencent Holdings Ltd.	735,000	45,808,628
Yelp, Inc.(1)	411,000	23,969,520
		644,922,590
IT SERVICES — 3.8%
MasterCard, Inc., Class A	2,354,802	173,195,687

8

	Shares	Value
Teradata Corp.(1)	844,000	$38,368,240
Visa, Inc., Class A	390,000	79,017,900
		290,581,827
MACHINERY — 3.7%
Cummins, Inc.	701,000	105,745,850
Donaldson Co., Inc.	779,000	32,788,110
WABCO Holdings, Inc.(1)	856,000	91,600,560
Wabtec Corp.	752,000	56,061,600
		286,196,120
MEDIA — 4.9%
Comcast Corp., Class A	1,315,000	68,064,400
Time Warner, Inc.	1,516,000	100,753,360
Twenty-First Century Fox, Inc.	2,021,000	64,712,420
Walt Disney Co. (The)	1,794,000	142,335,960
		375,866,140
OIL, GAS AND CONSUMABLE FUELS — 3.3%
Concho Resources, Inc.(1)	360,000	46,962,000
EOG Resources, Inc.	656,000	64,288,000
Noble Energy, Inc.	1,253,000	89,940,340
Occidental Petroleum Corp.	605,000	57,928,750
		259,119,090
PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The), Class A	841,000	61,031,370
PHARMACEUTICALS — 1.5%
Pfizer, Inc.	3,689,000	115,391,920
PROFESSIONAL SERVICES — 1.0%
Nielsen Holdings NV	1,594,000	74,838,300
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.5%
ARM Holdings plc	4,027,000	60,614,721
Linear Technology Corp.	1,285,000	57,182,500
		117,797,221
SOFTWARE — 5.0%
Microsoft Corp.	1,500,000	60,600,000
NetSuite, Inc.(1)	395,000	30,537,450
Oracle Corp.	3,407,000	139,278,160
Salesforce.com, Inc.(1)	1,084,000	55,988,600
Tableau Software, Inc., Class A(1)	483,000	26,695,410
VMware, Inc., Class A(1)	531,000	49,122,810
Workday, Inc.(1)	326,000	23,820,820
		386,043,250
SPECIALTY RETAIL — 3.8%
Home Depot, Inc. (The)	733,000	58,280,830
O'Reilly Automotive, Inc.(1)	348,000	51,778,920
Tiffany & Co.	695,000	60,805,550
TJX Cos., Inc. (The)	2,174,000	126,483,320
		297,348,620

9

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 7.8%
Apple, Inc.	898,045	$529,927,374
EMC Corp.	2,818,000	72,704,400
		602,631,774
TEXTILES, APPAREL AND LUXURY GOODS — 2.8%
Burberry Group plc	1,729,000	43,350,746
NIKE, Inc., Class B	1,498,000	109,279,100
Under Armour, Inc., Class A(1)	1,316,000	64,339,240
		216,969,086
TOBACCO — 2.2%
Philip Morris International, Inc.	2,016,000	172,226,880
TOTAL COMMON STOCKS (Cost $3,962,323,117)		7,677,721,907
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $6,011,383), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $5,887,533)		5,887,528
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $4,819,016), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $4,710,022)		4,710,022
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $4,805,795), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $4,710,026)		4,710,023
SSgA U.S. Government Money Market Fund	4,001,458	4,001,458
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,309,031)		19,309,031
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $3,981,632,148)		7,697,030,938
OTHER ASSETS AND LIABILITIES — 0.5%		40,766,472
TOTAL NET ASSETS — 100.0%		$7,737,797,410

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	52,581,364	CHF	46,210,080	Credit Suisse AG	5/30/14	$65,289
GBP	2,048,373	USD	3,446,460	Credit Suisse AG	5/30/14	11,252
USD	92,333,036	GBP	54,869,345	Credit Suisse AG	5/30/14	(288,001)
						$(211,460)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,981,632,148)	$7,697,030,938
Foreign currency holdings, at value (cost of $127,150)	127,332
Receivable for investments sold	55,173,206
Receivable for capital shares sold	1,169,127
Unrealized appreciation on forward foreign currency exchange contracts	76,541
Dividends and interest receivable	2,866,063
7,756,443,207

Liabilities
Payable for investments purchased	8,712,273
Payable for capital shares redeemed	3,428,169
Unrealized depreciation on forward foreign currency exchange contracts	288,001
Accrued management fees	6,197,509
Distribution and service fees payable	19,845
18,645,797

Net Assets	$7,737,797,410

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,705,952,592
Undistributed net investment income	13,609,396
Undistributed net realized gain	303,001,687
Net unrealized appreciation	3,715,233,735
$7,737,797,410

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$7,443,109,803	221,826,873	$33.55
Institutional Class, $0.01 Par Value	$213,865,654	6,209,746	$34.44
A Class, $0.01 Par Value	$71,447,431	2,201,630	$32.45*
C Class, $0.01 Par Value	$2,380,696	81,024	$29.38
R Class, $0.01 Par Value	$6,920,072	215,850	$32.06
R6 Class, $0.01 Par Value	$73,754	2,142	$34.43
* Maximum offering price $34.43 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $423,311)	$54,174,622
Interest	3,071
54,177,693
Expenses:
Management fees	38,216,355
Distribution and service fees:
A Class	91,552
C Class	11,332
R Class	17,254
Directors' fees and expenses	1,551,643
Other expenses	62
39,888,198
Fees waived	(389,512)
39,498,686

Net investment income (loss)	14,679,007

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	353,540,546
Foreign currency transactions	(2,786,483)
350,754,063

Change in net unrealized appreciation (depreciation) on:
Investments	(33,961,025)
Translation of assets and liabilities in foreign currencies	(1,273,813)
(35,234,838)

Net realized and unrealized gain (loss)	315,519,225

Net Increase (Decrease) in Net Assets Resulting from Operations	$330,198,232

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$14,679,007	$35,311,295
Net realized gain (loss)	350,754,063	725,268,617
Change in net unrealized appreciation (depreciation)	(35,234,838)	1,108,706,632
Net increase (decrease) in net assets resulting from operations	330,198,232	1,869,286,544

Distributions to Shareholders
From net investment income:
Investor Class	(22,249,493)	(31,423,524)
Institutional Class	(1,003,895)	(288,697)
A Class	(36,312)	(284,451)
C Class	—	(3,847)
R Class	—	(22,083)
R6 Class	(176)	—
From net realized gains:
Investor Class	(287,611,428)	—
Institutional Class	(7,766,552)	—
A Class	(2,913,158)	—
C Class	(96,221)	—
R Class	(274,425)	—
R6 Class	(1,048)	—
Decrease in net assets from distributions	(321,952,708)	(32,022,602)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	109,489,093	(534,351,092)

Net increase (decrease) in net assets	117,734,617	1,302,912,850

Net Assets
Beginning of period	7,620,062,793	6,317,149,943
End of period	$7,737,797,410	$7,620,062,793

Undistributed net investment income	$13,609,396	$22,220,265

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

14

with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.800% to 1.000% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.600% to 0.800% for the Institutional Class and 0.450% to 0.650% for the R6 Class. During the six months ended April 30, 2014, the investment advisor voluntarily agreed to waive 0.01% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2014, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2014 was $374,894, $10,496, $3,662, $113, $345 and $2 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee before waiver for each class for the six months ended April 30, 2014 was 0.99% for the Investor Class, A Class, C Class and R Class, 0.79% for the Institutional Class and 0.64% for the R6 Class. The effective annual management fee after waiver for each class for the six months ended April 30, 2014 was 0.98% for the Investor Class, A Class, C Class and R Class, 0.78% for the Institutional Class and 0.63% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The impact of directors’ fees and expenses to the ratio of operating expenses to average net assets was 0.02% for the period ended April 30, 2014. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $548,578,946 and $768,315,453, respectively.

16

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,500,000,000		3,500,000,000
Sold	4,019,211	$136,318,820	7,055,804	$203,087,516
Issued in reinvestment of distributions	9,141,045	300,466,107	1,154,983	30,456,895
Redeemed	(10,015,973)	(340,086,894)	(30,708,842)	(872,739,374)
	3,144,283	96,698,033	(22,498,055)	(639,194,963)
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	491,485	17,268,234	4,611,587	136,709,282
Issued in reinvestment of distributions	255,214	8,603,265	10,077	272,290
Redeemed	(405,566)	(14,103,101)	(742,701)	(21,742,793)
	341,133	11,768,398	3,878,963	115,238,779
A Class/Shares Authorized	100,000,000		100,000,000
Sold	276,926	9,116,859	327,276	9,115,770
Issued in reinvestment of distributions	88,201	2,806,562	10,500	268,378
Redeemed	(353,042)	(11,638,467)	(698,036)	(19,328,348)
	12,085	284,954	(360,260)	(9,944,200)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	14,131	421,115	14,186	370,450
Issued in reinvestment of distributions	2,224	64,240	95	2,235
Redeemed	(5,503)	(164,679)	(8,260)	(210,230)
	10,852	320,676	6,021	162,455
R Class/Shares Authorized	50,000,000		50,000,000
Sold	31,053	1,007,038	86,097	2,296,500
Issued in reinvestment of distributions	8,616	271,047	863	21,866
Redeemed	(28,059)	(907,900)	(109,589)	(2,956,529)
	11,610	370,185	(22,629)	(638,163)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	1,314	45,623	792	25,000
Issued in reinvestment of distributions	36	1,224	–	–
	1,350	46,847	792	25,000
Net increase (decrease)	3,521,313	$109,489,093	(18,995,168)	$(534,351,092)

(1)	July 26, 2013 (commencement of sale) through October 31, 2013 for the R6 Class.

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

17

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,465,487,239	$212,234,668	—
Temporary Cash Investments	4,001,458	15,307,573	—
	$7,469,488,697	$227,542,241	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$76,541	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(288,001)	—

7. Derivative Instruments
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of April 30, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $76,541 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $288,001 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(2,869,150) in net realized gain (loss) on foreign currency transactions and $(1,271,661) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

18

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,021,599,571
Gross tax appreciation of investments	$3,713,429,824
Gross tax depreciation of investments	(37,998,457)
Net tax appreciation (depreciation) of investments	$3,675,431,367

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$33.56	0.06	1.35	1.41	(0.10)	(1.32)	(1.42)	$33.55	4.34%	1.00%(4)	1.01%(4)	0.39%(4)	0.38%(4)	7%	$7,443,110
2013	$25.68	0.15	7.86	8.01	(0.13)	–	(0.13)	$33.56	31.34%	0.99%	0.99%	0.52%	0.52%	26%	$7,338,222
2012	$23.42	0.06	2.20	2.26	–	–	–	$25.68	9.65%	0.99%	0.99%	0.26%	0.26%	13%	$6,194,268
2011	$21.22	0.04	2.20	2.24	(0.04)	–	(0.04)	$23.42	10.59%	0.99%	0.99%	0.16%	0.16%	13%	$5,984,972
2010	$17.82	0.05	3.44	3.49	(0.09)	–	(0.09)	$21.22	19.63%	1.00%	1.00%	0.25%	0.25%	24%	$5,906,158
2009	$15.67	0.11	2.12	2.23	(0.08)	–	(0.08)	$17.82	14.35%	1.00%	1.00%	0.69%	0.69%	53%	$5,435,051
Institutional Class
2014(3)	$34.44	0.10	1.39	1.49	(0.17)	(1.32)	(1.49)	$34.44	4.43%	0.80%(4)	0.81%(4)	0.59%(4)	0.58%(4)	7%	$213,866
2013	$26.32	0.17	8.10	8.27	(0.15)	–	(0.15)	$34.44	31.56%	0.79%	0.79%	0.72%	0.72%	26%	$202,118
2012	$23.95	0.12	2.25	2.37	–	–	–	$26.32	9.90%	0.79%	0.79%	0.46%	0.46%	13%	$52,362
2011	$21.69	0.08	2.27	2.35	(0.09)	–	(0.09)	$23.95	10.85%	0.79%	0.79%	0.36%	0.36%	13%	$52,751
2010	$18.22	0.09	3.51	3.60	(0.13)	–	(0.13)	$21.69	19.81%	0.80%	0.80%	0.45%	0.45%	24%	$45,791
2009	$16.02	0.14	2.17	2.31	(0.11)	–	(0.11)	$18.22	14.58%	0.80%	0.80%	0.89%	0.89%	53%	$73,933

20

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$32.46	0.02	1.31	1.33	(0.02)	(1.32)	(1.34)	$32.45	4.18%	1.25%(4)	1.26%(4)	0.14%(4)	0.13%(4)	7%	$71,447
2013	$24.89	0.08	7.60	7.68	(0.11)	–	(0.11)	$32.46	30.99%	1.24%	1.24%	0.27%	0.27%	26%	$71,063
2012	$22.75	–(5)	2.14	2.14	–	–	–	$24.89	9.41%	1.24%	1.24%	0.01%	0.01%	13%	$63,461
2011	$20.62	(0.02)	2.15	2.13	–	–	–	$22.75	10.33%	1.24%	1.24%	(0.09)%	(0.09)%	13%	$62,304
2010	$17.33	–(5)	3.33	3.33	(0.04)	–	(0.04)	$20.62	19.24%	1.25%	1.25%	0.00%(6)	0.00%(6)	24%	$68,109
2009	$15.23	0.07	2.07	2.14	(0.04)	–	(0.04)	$17.33	14.14%	1.25%	1.25%	0.44%	0.44%	53%	$77,484
C Class
2014(3)	$29.60	(0.09)	1.19	1.10	–	(1.32)	(1.32)	$29.38	3.80%	2.00%(4)	2.01%(4)	(0.61)%(4)	(0.62)%(4)	7%	$2,381
2013	$22.83	(0.13)	6.96	6.83	(0.06)	–	(0.06)	$29.60	29.98%	1.99%	1.99%	(0.48)%	(0.48)%	26%	$2,077
2012	$21.02	(0.17)	1.98	1.81	–	–	–	$22.83	8.61%	1.99%	1.99%	(0.74)%	(0.74)%	13%	$1,464
2011	$19.20	(0.17)	1.99	1.82	–	–	–	$21.02	9.48%	1.99%	1.99%	(0.84)%	(0.84)%	13%	$678
2010	$16.22	(0.13)	3.11	2.98	–	–	–	$19.20	18.45%	2.00%	2.00%	(0.75)%	(0.75)%	24%	$789
2009	$14.32	(0.04)	1.94	1.90	–	–	–	$16.22	13.20%	2.00%	2.00%	(0.31)%	(0.31)%	53%	$884

21

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$32.10	(0.02)	1.30	1.28	–	(1.32)	(1.32)	$32.06	4.08%	1.50%(4)	1.51%(4)	(0.11)%(4)	(0.12)%(4)	7%	$6,920
2013	$24.66	0.01	7.53	7.54	(0.10)	–	(0.10)	$32.10	30.66%	1.49%	1.49%	0.02%	0.02%	26%	$6,556
2012	$22.60	(0.06)	2.12	2.06	–	–	–	$24.66	9.12%	1.49%	1.49%	(0.24)%	(0.24)%	13%	$5,595
2011	$20.54	(0.08)	2.14	2.06	–	–	–	$22.60	10.03%	1.49%	1.49%	(0.34)%	(0.34)%	13%	$4,173
2010	$17.26	(0.05)	3.33	3.28	–	–	–	$20.54	19.00%	1.50%	1.50%	(0.25)%	(0.25)%	24%	$3,260
2009	$15.17	0.03	2.07	2.10	(0.01)	–	(0.01)	$17.26	13.84%	1.50%	1.50%	0.19%	0.19%	53%	$3,056
R6 Class
2014(3)	$34.46	0.10	1.41	1.51	(0.22)	(1.32)	(1.54)	$34.43	4.50%	0.65%(4)	0.66%(4)	0.74%(4)	0.73%(4)	7%	$74
2013(7)	$31.57	0.05	2.84	2.89	–	–	–	$34.46	9.15%	0.63%(4)	0.64%(4)	0.61%(4)	0.60%(4)	26%(8)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

(7)	July 26, 2013 (commencement of sale) through October 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

22

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82270 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Veedot® Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	AMVIX	6.84%	23.89%	18.72%	7.23%	4.96%	11/30/99
Russell 3000 Index	—	7.83%	20.78%	19.53%	8.09%	4.67%	—
Institutional Class	AVDIX	6.91%	24.19%	18.97%	7.43%	3.88%	8/1/00

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
1.27%	1.07%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
WellPoint, Inc.	1.3%
Microsoft Corp.	1.3%
Wal-Mart Stores, Inc.	1.2%
E*Trade Financial Corp.	1.2%
Caterpillar, Inc.	1.2%
Western Digital Corp.	1.2%
Time Warner Cable, Inc.	1.2%
Magna International, Inc.	1.2%
Plains All American Pipeline LP	1.2%
Anadarko Petroleum Corp.	1.2%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	8.2%
Capital Markets	5.2%
IT Services	4.8%
Health Care Providers and Services	4.4%
Pharmaceuticals	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	(1.7)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,068.40	$6.41	1.25%
Institutional Class	$1,000	$1,069.10	$5.39	1.05%
Hypothetical
Investor Class	$1,000	$1,018.60	$6.26	1.25%
Institutional Class	$1,000	$1,019.59	$5.26	1.05%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE AND DEFENSE — 4.2%
Boeing Co. (The)	5,579	$719,803
General Dynamics Corp.	6,587	720,947
Raytheon Co.	7,749	739,875
Teledyne Technologies, Inc.(1)	8,811	818,189
TransDigm Group, Inc.	4,937	878,144
		3,876,958
AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	10,206	1,005,291
AUTO COMPONENTS — 2.1%
Magna International, Inc.	11,431	1,120,124
Tower International, Inc.(1)	30,844	857,771
		1,977,895
AUTOMOBILES — 2.1%
Ford Motor Co.	59,667	963,622
Toyota Motor Corp. ADR	8,710	944,338
		1,907,960
BANKS — 1.7%
Customers Bancorp, Inc.(1)	18,773	413,569
Hancock Holding Co.	24,466	825,238
National Penn Bancshares, Inc.	37,058	362,057
		1,600,864
BEVERAGES — 1.0%
Constellation Brands, Inc., Class A(1)	11,714	935,246
BIOTECHNOLOGY — 1.0%
PDL BioPharma, Inc.	112,711	956,916
BUILDING PRODUCTS — 1.2%
Nortek, Inc.(1)	13,140	1,079,582
CAPITAL MARKETS — 5.2%
Blackstone Group LP	30,231	892,722
Carlyle Group LP (The)	13,927	446,778
E*Trade Financial Corp.(1)	51,502	1,156,220
Invesco Ltd.	9,124	321,256
Investment Technology Group, Inc.(1)	45,424	937,551
Janus Capital Group, Inc.	87,263	1,058,500
		4,813,027
CHEMICALS — 1.2%
CF Industries Holdings, Inc.	2,298	563,401
Sherwin-Williams Co. (The)	2,850	569,544
		1,132,945
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	41,740	964,612

7

	Shares	Value
Riverbed Technology, Inc.(1)	46,474	$903,919
		1,868,531
CONTAINERS AND PACKAGING — 0.9%
Silgan Holdings, Inc.	16,996	845,551
DIVERSIFIED CONSUMER SERVICES — 0.8%
ITT Educational Services, Inc.(1)	28,680	774,360
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Fairpoint Communications, Inc.(1)	24,796	338,217
Telefonica SA ADR	46,767	783,347
Verizon Communications, Inc.	19,857	927,918
		2,049,482
ELECTRIC UTILITIES — 2.2%
Duke Energy Corp.	6,882	512,640
NextEra Energy, Inc.	9,392	937,791
PPL Corp.	17,850	595,119
		2,045,550
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.2%
Corning, Inc.	52,482	1,097,399
ENERGY EQUIPMENT AND SERVICES — 2.3%
National Oilwell Varco, Inc.	9,993	784,750
Schlumberger Ltd.	6,717	682,111
Tidewater, Inc.	13,189	671,716
		2,138,577
FOOD AND STAPLES RETAILING — 3.0%
Delhaize Group SA ADR	38,333	716,060
Kroger Co. (The)	20,219	930,883
Wal-Mart Stores, Inc.	14,562	1,160,737
		2,807,680
FOOD PRODUCTS — 2.4%
General Mills, Inc.	14,132	749,279
Hain Celestial Group, Inc. (The)(1)	6,905	593,968
Kellogg Co.	13,699	915,504
		2,258,751
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Becton Dickinson and Co.	8,993	1,016,479
HEALTH CARE PROVIDERS AND SERVICES — 4.4%
Aetna, Inc.	13,070	933,851
Cardinal Health, Inc.	10,194	708,585
Gentiva Health Services, Inc.(1)	98,143	739,017
PharMerica Corp.(1)	18,863	512,885
WellPoint, Inc.	11,916	1,199,703
		4,094,041
HOTELS, RESTAURANTS AND LEISURE — 2.2%
Hyatt Hotels Corp., Class A(1)	18,982	1,068,307
McDonald's Corp.	9,765	989,976
		2,058,283

8

	Shares	Value
HOUSEHOLD DURABLES — 1.0%
Cavco Industries, Inc.(1)	12,003	$935,634
HOUSEHOLD PRODUCTS — 1.1%
Colgate-Palmolive Co.	14,682	988,099
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	6,992	972,517
Roper Industries, Inc.	7,024	975,985
		1,948,502
INSURANCE — 3.6%
ACE Ltd.	9,219	943,288
Aflac, Inc.	15,089	946,382
Hanover Insurance Group, Inc. (The)	16,117	942,039
MetLife, Inc.	9,264	484,970
		3,316,679
INTERNET AND CATALOG RETAIL — 0.6%
Expedia, Inc.	8,432	598,588
INTERNET SOFTWARE AND SERVICES — 0.9%
Equinix, Inc.(1)	4,701	882,895
IT SERVICES — 4.8%
CACI International, Inc., Class A(1)	11,199	780,010
Convergys Corp.	43,967	947,049
Fiserv, Inc.(1)	15,186	923,005
International Business Machines Corp.	5,103	1,002,587
MAXIMUS, Inc.	19,948	849,186
		4,501,837
LIFE SCIENCES TOOLS AND SERVICES — 0.9%
PerkinElmer, Inc.	20,596	864,414
MACHINERY — 1.8%
Caterpillar, Inc.	10,918	1,150,757
EnPro Industries, Inc.(1)	7,381	525,601
		1,676,358
MEDIA — 1.2%
Time Warner Cable, Inc.	7,921	1,120,505
METALS AND MINING — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	28,425	976,967
MULTI-UTILITIES — 1.1%
Dominion Resources, Inc.	14,358	1,041,529
MULTILINE RETAIL — 0.7%
Macy's, Inc.	10,844	622,771
OIL, GAS AND CONSUMABLE FUELS — 8.2%
Anadarko Petroleum Corp.	11,089	1,098,033
Chevron Corp.	8,699	1,091,899
Exxon Mobil Corp.	5,572	570,629
Kinder Morgan, Inc.	29,518	964,058
Marathon Oil Corp.	23,821	861,129
Occidental Petroleum Corp.	9,356	895,837
PetroQuest Energy, Inc.(1)	75,922	457,050

9

	Shares	Value
Phillips 66	6,601	$549,335
Plains All American Pipeline LP	19,718	1,100,264
		7,588,234
PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	14,082	656,925
PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	8,199	595,001
PHARMACEUTICALS — 4.4%
AbbVie, Inc.	18,732	975,562
Eli Lilly & Co.	17,888	1,057,181
GlaxoSmithKline plc ADR	3,810	210,960
Merck & Co., Inc.	16,271	952,830
Perrigo Co. plc	5,913	856,557
		4,053,090
PROFESSIONAL SERVICES — 1.2%
IHS, Inc., Class A(1)	3,948	476,247
TrueBlue, Inc.(1)	22,770	609,098
		1,085,345
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Chatham Lodging Trust	44,560	905,905
Simon Property Group, Inc.	4,757	823,912
		1,729,817
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 1.0%
Jones Lang LaSalle, Inc.	7,920	917,849
ROAD AND RAIL — 0.6%
Kansas City Southern	5,603	565,231
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Intel Corp.	37,131	991,026
SOFTWARE — 3.2%
Glu Mobile, Inc.(1)	203,380	813,520
Microsoft Corp.	29,438	1,189,295
Oracle Corp.	24,202	989,378
		2,992,193
SPECIALTY RETAIL — 2.1%
Gap, Inc. (The)	24,777	973,736
Outerwall, Inc.(1)	14,182	983,522
		1,957,258
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 4.3%
SanDisk Corp.	11,678	992,280
Seagate Technology plc	17,709	931,139
Super Micro Computer, Inc.(1)	46,484	946,414
Western Digital Corp.	12,903	1,137,142
		4,006,975
TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
Carter's, Inc.	6,031	444,244
THRIFTS AND MORTGAGE FINANCE — 2.8%
Capitol Federal Financial, Inc.	72,816	876,705

10

	Shares	Value
MGIC Investment Corp.(1)	113,243	$973,890
TFS Financial Corp.(1)	58,981	789,755
		2,640,350
TOTAL COMMON STOCKS (Cost $83,209,289)		92,039,684
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $780,395), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $764,318)		764,317
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $625,603), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $611,453)		611,453
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $623,886), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $611,453)		611,453
SSgA U.S. Government Money Market Fund	534,817	534,817
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,522,040)		2,522,040
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $85,731,329)		94,561,724
OTHER ASSETS AND LIABILITIES — (1.7)%		(1,581,694)
TOTAL NET ASSETS — 100.0%		$92,980,030

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $85,731,329)	$94,561,724
Receivable for investments sold	6,306,014
Receivable for capital shares sold	5,383
Dividends and interest receivable	98,869
100,971,990

Liabilities
Payable for investments purchased	7,845,041
Payable for capital shares redeemed	52,580
Accrued management fees	94,339
7,991,960

Net Assets	$92,980,030

Net Assets Consist of:
Capital (par value and paid-in surplus)	$88,380,159
Distributions in excess of net investment income	(122,465)
Accumulated net realized loss	(4,108,059)
Net unrealized appreciation	8,830,395
$92,980,030

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$90,582,876	9,432,459	$9.60
Institutional Class, $0.01 Par Value	$2,397,154	244,760	$9.79

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,597)	$791,066
Interest	77
791,143
Expenses:
Management fees	563,316
Directors' fees and expenses	1,378
Other expenses	121
564,815

Net investment income (loss)	226,328

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	9,111,958
Change in net unrealized appreciation (depreciation) on investments	(3,301,324)

Net realized and unrealized gain (loss)	5,810,634

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,036,962

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$226,328	$610,705
Net realized gain (loss)	9,111,958	11,933,220
Change in net unrealized appreciation (depreciation)	(3,301,324)	9,993,980
Net increase (decrease) in net assets resulting from operations	6,036,962	22,537,905

Distributions to Shareholders
From net investment income:
Investor Class	(933,951)	(1,340,681)
Institutional Class	(1,513)	(3,138)
Decrease in net assets from distributions	(935,464)	(1,343,819)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(698,926)	(5,094,889)

Redemption Fees
Increase in net assets from redemption fees	4,428	4,298

Net increase (decrease) in net assets	4,407,000	16,103,495

Net Assets
Beginning of period	88,573,030	72,469,535
End of period	$92,980,030	$88,573,030

Undistributed (distributions in excess of) net investment income	$(122,465)	$586,671

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.000% to 1.250% for the Investor Class. The annual management fee schedule ranges from 0.800% to 1.050% for the Institutional Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 1.25% and 1.05% for the Investor Class and Institutional Class, respectively.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $93,624,515 and $94,907,247, respectively.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	511,987	$4,790,474	959,126	$7,928,759
Issued in reinvestment of distributions	99,908	912,160	189,568	1,313,705
Redeemed	(895,893)	(8,443,006)	(1,916,842)	(14,445,066)
	(283,998)	(2,740,372)	(768,148)	(5,202,602)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	251,150	2,425,820	22,611	188,877
Issued in reinvestment of distributions	163	1,513	444	3,138
Redeemed	(40,699)	(385,887)	(11,454)	(84,302)
	210,614	2,041,446	11,601	107,713
Net increase (decrease)	(73,384)	$(698,926)	(756,547)	$(5,094,889)

17

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$92,039,684	—	—
Temporary Cash Investments	534,817	$1,987,223	—
	$92,574,501	$1,987,223	—

7. Risk Factors
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$85,734,998
Gross tax appreciation of investments	$10,052,821
Gross tax depreciation of investments	(1,226,095)
Net tax appreciation (depreciation) of investments	$8,826,726

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2013, the fund had accumulated short-term capital losses of $(13,333,903), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(4)	$9.08	0.02	0.60	0.62	(0.10)	$9.60	6.84%	1.25%(5)	0.50%(5)	104%	$90,583
2013	$6.90	0.06	2.25	2.31	(0.13)	$9.08	34.11%	1.25%	0.80%	158%	$88,256
2012	$6.25	0.09	0.65	0.74	(0.09)	$6.90	12.03%	1.26%	1.35%	257%	$72,311
2011	$5.68	0.05	0.53	0.58	(0.01)	$6.25	10.16%	1.25%	0.82%	280%	$72,851
2010	$4.71	–(6)	0.97	0.97	–(6)	$5.68	20.66%	1.26%	(0.06)%	260%	$78,441
2009	$5.34	–(6)	(0.63)	(0.63)	–	$4.71	(11.80)%	1.25%	(0.03)%	320%	$75,603
Institutional Class
2014(4)	$9.27	0.03	0.60	0.63	(0.11)	$9.79	6.91%	1.05%(5)	0.70%(5)	104%	$2,397
2013	$7.03	0.07	2.31	2.38	(0.14)	$9.27	34.41%	1.05%	1.00%	158%	$317
2012	$6.37	0.10	0.66	0.76	(0.10)	$7.03	12.18%	1.06%	1.55%	257%	$158
2011	$5.78	0.06	0.55	0.61	(0.02)	$6.37	10.55%	1.05%	1.02%	280%	$169
2010	$4.79	0.01	0.99	1.00	(0.01)	$5.78	20.97%	1.06%	0.14%	260%	$2,981
2009	$5.43	0.01	(0.65)	(0.64)	–	$4.79	(11.79)%	1.05%	0.17%	320%	$3,089

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended April 30, 2014 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82271 1406

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2014